UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07239

Name of Registrant: Vanguard Horizon Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: September 30

Date of reporting period: October 1, 2017 – March 31, 2018

Item 1: Reports to Shareholders

Semiannual Report | March 31, 2018
Vanguard Strategic Equity Fund

Vanguard’s Principles for Investing Success

We want to give you the best chance of investment success. These principles, grounded in Vanguard’s research and experience, can put you on the right path.

Goals. Create clear, appropriate investment goals.

Balance. Develop a suitable asset allocation using broadly diversified funds. Cost. Minimize cost.

Discipline. Maintain perspective and long-term discipline.

A single theme unites these principles: Focus on the things you can control.

We believe there is no wiser course for any investor.

Contents
Your Fund’s Performance at a Glance.	1
CEO’s Perspective.	2
Advisor’s Report.	4
Results of Proxy Voting.	6
Fund Profile.	8
Performance Summary.	9
Financial Statements.	10
About Your Fund’s Expenses.	24
Trustees Approve Advisory Arrangement.	26
Glossary.	28

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

See the Glossary for definitions of investment terms used in this report.

About the cover: Nautical images have been part of Vanguard’s rich heritage since its start in 1975. For an incoming ship, a lighthouse offers a beacon and safe path to shore. You can similarly depend on Vanguard to put you first––and light the way––as you strive to meet your financial goals. Our client focus and low costs, stemming from our unique ownership structure, assure that your interests are paramount.

Your Fund’s Performance at a Glance

• Vanguard Strategic Equity Fund returned about 6% for the six months ended March 31, 2018. It outperformed its benchmark, the MSCI US Small + Mid Cap 2200 Index, and its peer-group average.

• The fund seeks long-term capital appreciation by investing in mid- and small-capitalization domestic stocks, using a quantitative approach.

• During the period, growth stocks outperformed their value counterparts, and large-cap stocks topped their mid- and small-cap peers. U.S. stocks outpaced those of developed markets but trailed those of emerging markets.

• Four of the fund’s 11 sectors produced positive relative returns for the period.

Consumer discretionary and financials contributed most to the fund’s relative performance; energy, consumer staples, industrials, and real estate stocks detracted most from it.

Total Returns: Six Months Ended March 31, 2018
		Total
		Returns
Vanguard Strategic Equity Fund		6.06%
MSCI US Small + Mid Cap 2200 Index		5.67
Mid-Cap Core Funds Average		4.24
Mid-Cap Core Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Expense Ratios
Your Fund Compared With Its Peer Group
		Peer Group
	Fund	Average
Strategic Equity Fund	0.18%	1.15%

The fund expense ratio shown is from the prospectus dated January 25, 2018, and represents estimated costs for the current fiscal year. For the six months ended March 31, 2018, the fund’s annualized expense ratio was 0.18%. The peer-group expense ratio is derived from data provided by Lipper, a Thomson Reuters Company, and captures information through year-end 2017.

Peer group: Mid-Cap Core Funds.

1

CEO’s Perspective

Tim Buckley
President and Chief Executive Officer

Dear Shareholder,

I feel extremely fortunate to have the chance to lead a company filled with people who come to work every day passionate about Vanguard’s core purpose: to take a stand for all investors, to treat them fairly, and to give them the best chance for investment success.

When I joined Vanguard in 1991, I found a mission-driven team focused on improving lives—helping people retire more comfortably, put their children through college, and achieve financial security. I also found a company with purpose in an industry ripe for improvement.

It was clear, even early in my career, that the cards were stacked against most investors. Hidden fees, performance-chasing, and poor advice were relentlessly eroding investors’ dreams.

We knew Vanguard could be different and, as a result, could make a real difference. We have lowered the costs of investing for our shareholders significantly. And we’re proud of the performance of our funds.

Vanguard is built for Vanguard investors—we focus solely on you, our fund shareholders. Everything we do is designed to give our clients the best chance for investment success. In my role as CEO, I’ll keep this priority

2

front and center. We’re proud of what we’ve achieved, but we’re even more excited about what’s to come.

Steady, time-tested guidance

Our guidance for investors, as always, is to stay the course, tune out the hyperbolic headlines, and focus on your goals and what you can control, such as costs and how much you save. This time-tested advice has served our clients well over the decades.

Regardless of how the markets perform in the short term, I’m incredibly optimistic about the future for our investors. We have a dedicated team serving you, and we will never stop striving to make

Vanguard the best place for you to invest through our high-quality funds and services, advice and guidance to help you meet your financial goals, and an experience that makes you feel good about entrusting us with your hard-earned savings.

Thank you for your continued loyalty.

Sincerely,

Mortimer J. Buckley
President and Chief Executive Officer
April 13, 2018

Market Barometer
			Total Returns
		Periods Ended March 31, 2018
	Six	One	Five Years
	Months	Year	(Annualized)
Stocks
Russell 1000 Index (Large-caps)	5.85%	13.98%	13.17%
Russell 2000 Index (Small-caps)	3.25	11.79	11.47
Russell 3000 Index (Broad U.S. market)	5.65	13.81	13.03
FTSE All-World ex US Index (International)	4.03	16.45	6.30

Bonds
Bloomberg Barclays U.S. Aggregate Bond Index
(Broad taxable market)	-1.08%	1.20%	1.82%
Bloomberg Barclays Municipal Bond Index
(Broad tax-exempt market)	-0.37	2.66	2.73
Citigroup Three-Month U.S. Treasury Bill Index	0.63	1.07	0.30

CPI
Consumer Price Index	1.11%	2.36%	1.40%

3

Advisor’s Report

For the six months ended March 31, 2018, Vanguard Strategic Equity Fund returned 6.06%, outperforming its benchmark, the MSCI US Small + Mid Cap 2200 Index, as well as the average return of its peers.

Over the period, the broad U.S. equity market (as measured by the Russell 3000 Index) returned 5.65%. U.S. stock market performance was mixed; seven of 11 market sectors advanced, led by information technology and consumer discretionary. Growth stocks outperformed their value counterparts, and large-capitalization stocks topped small-caps.

Investment environment

The period opened with global equities posting positive returns for the seventh consecutive quarter. In the United States, encouraging economic fundamentals, tax-law changes, and low inflation boosted investor sentiment. The European economy continued on a path of broad improvement, including record-high employment and manufacturing activity and elevated consumer confidence. Developed markets in the Asia-Pacific region also rallied, helped by economic and business activity in Japan and Singapore.

As 2018 began, positive global economic momentum continued against a backdrop of rising volatility and a hawkish tone from the major central banks. In the United States, companies began to respond to new tax laws, and strong earnings announcements moved the S&P 500 Index to a record high at the end of January. Developed Europe and Asia-Pacific equities also rose, fueled by improvement in macroeconomic fundamentals.

February brought a sudden change in market sentiment, and investors saw the return of volatility after an unusually long period of calm. From a macroeconomic perspective, it seems the markets finally realized that the U.S. tax cuts and large government spending package posed upside risks to inflation and could speed up the Federal Reserve’s timetable for raising the target interest rate. (This is on top of pro-growth deregulation.) Against a backdrop of strong economic fundamentals, these stimulus efforts spurred some of the spike in volatility, as inflation and interest rate concerns grew.

Investment objective and strategy

Although overall performance is affected by macro factors, our approach to investing focuses on specific fundamentals. We believe that attractive stocks exhibit five key characteristics: high quality (healthy balance sheets and steady cash-flow generation), effective use of capital by management with sound investment policies that favor internal over external funding, consistent earnings growth with the ability to grow earnings year after year, strong market sentiment, and reasonable valuation.

Using these five themes, we generate a daily composite stock ranking, seeking to capitalize on market inefficiencies. We then monitor our portfolio and adjust when appropriate to maximize expected returns and minimize exposure to risks that our research indicates don’t improve returns (such as industry selection and other risks relative to the benchmark).

4

Our successes and shortfalls

Overall, the fund performed well. Our sentiment, quality, and valuation models helped the fund, but our growth and management decisions signals did not perform as expected.

Stock selection in the consumer discretionary, financials, and utilities sectors boosted performance most. Poor selection in energy, consumer staples, and industrials hurt performance.

Our most successful holdings included our overweighted positions in Square, XPO Logistics, Tailored Brands, Bloomin’ Brands, and Match Group. Results were dragged down by overweighted positions in Sanderson Farms, Meritor, Syneos Health, Advanced Micro Devices, and Cirrus Logic.

We believe that constructing a portfolio that focuses on the key fundamentals described above will benefit investors over the long term, while we recognize that risk can reward or punish us in the
near term. We feel the fund offers a strong
mix of stocks with attractive valuation
and growth characteristics relative to its
benchmark.

We thank you for your investment and
look forward to the remainder of the
fiscal year.

Portfolio Managers:

James P. Stetler

Binbin Guo, Principal, Head of Alpha Equity Investments

Vanguard Quantitative Equity Group

April 9, 2018

5

Results of Proxy Voting

At a special meeting of shareholders on November 15, 2017, fund shareholders approved the following proposals:

Proposal 1—Elect trustees for the fund.*

The individuals listed in the table below were elected as trustees for the fund. All trustees with the exception of Ms. Mulligan, Ms. Raskin, and Mr. Buckley (each of whom already serves as a director of The Vanguard Group, Inc.) served as trustees to the funds prior to the shareholder meeting.

			Percentage
Trustee	For	Withheld	For
Mortimer J. Buckley	390,898,841	14,469,177	96.4%
Emerson U. Fullwood	390,414,071	14,953,947	96.3%
Amy Gutmann	389,869,704	15,498,314	96.2%
JoAnn Heffernan Heisen	391,161,541	14,206,477	96.5%
F. Joseph Loughrey	390,797,905	14,570,113	96.4%
Mark Loughridge	390,774,200	14,593,818	96.4%
Scott C. Malpass	390,120,891	15,247,127	96.2%
F. William McNabb III	390,915,854	14,452,164	96.4%
Deanna Mulligan	390,950,137	14,417,881	96.4%
André F. Perold	385,233,851	20,134,166	95.0%
Sarah Bloom Raskin	390,673,444	14,694,574	96.4%
Peter F. Volanakis	390,773,896	14,594,122	96.4%
* Results are for all funds within the same trust.

Proposal 2—Approve a manager-of-managers arrangement with third-party investment advisors.

This arrangement enables the fund to enter into and materially amend investment advisory arrangements with third-party investment advisors, subject to the approval of the fund’s board of trustees and certain conditions imposed by the Securities and Exchange Commission, while avoiding the costs and delays associated with obtaining future shareholder approval.

				Broker	Percentage
Vanguard Fund	For	Abstain	Against	Non-Votes	For
Strategic Equity Fund	125,712,826	6,532,371	7,227,853	17,302,373	80.2%

6

Proposal 3—Approve a manager-of-managers arrangement with wholly owned subsidiaries of Vanguard.

This arrangement enables Vanguard or the fund to enter into and materially amend investment advisory arrangements with wholly owned subsidiaries of Vanguard, subject to the approval of the fund’s board of trustees and any conditions imposed by the Securities and Exchange Commission (SEC), while avoiding the costs and delays associated with obtaining future shareholder approval. The ability of the fund to operate in this manner is contingent upon the SEC’s approval of a pending application for an order of exemption.

				Broker	Percentage
Vanguard Fund	For	Abstain	Against	Non-Votes	For
Strategic Equity Fund	127,200,520	6,300,984	5,971,546	17,302,373	81.1%

7

Strategic Equity Fund

Fund Profile
As of March 31, 2018

Portfolio Characteristics
		MSCI US	DJ
		Small +	U.S. Total
		Mid Cap	Market
	Fund	2200 Index	FA Index
Number of Stocks	340	2,157	3,771
Median Market Cap	$7.4B	$7.5B	$64.2B
Price/Earnings Ratio	17.1x	20.5x	21.2x
Price/Book Ratio	2.7x	2.4x	2.9x
Return on Equity	12.1%	10.7%	15.0%
Earnings Growth
Rate	16.8%	9.6%	8.4%
Dividend Yield	1.3%	1.5%	1.8%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate
(Annualized)	87%	—	—
Ticker Symbol	VSEQX	—	—
Expense Ratio[1]	0.18%	—	—
30-Day SEC Yield	1.23%	—	—
Short-Term Reserves	-0.4%	—	—

Sector Diversification (% of equity exposure)
		MSCI US	DJ
		Small +	U.S. Total
		Mid Cap	Market
	Fund	2200 Index	FA Index
Consumer
Discretionary	14.0%	13.8%	12.9%
Consumer Staples	2.9	2.8	6.8
Energy	4.5	4.4	5.5
Financials	16.1	15.9	15.1
Health Care	10.9	10.9	13.3
Industrials	15.3	15.6	10.9
Information
Technology	17.7	17.8	23.9
Materials	5.9	6.0	3.3
Real Estate	8.3	8.5	3.7
Telecommunication
Services	0.4	0.5	1.7
Utilities	4.0	3.8	2.9

Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.

Volatility Measures
	MSCI US	DJ
	Small +	U.S. Total
	Mid Cap	Market
	2200 Index	FA Index
R-Squared	0.94	0.82
Beta	1.06	1.09

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)
Freeport-McMoRan Inc. Copper		1.1%
Citizens Financial Group
Inc.	Regional Banks	1.0
Best Buy Co. Inc.	Computer &
	Electronics Retail	1.0
SBA Communications
Corp.	Specialized REITs	1.0
E*TRADE Financial	Investment Banking
Corp.	& Brokerage	1.0
Lincoln National Corp.	Life & Health
	Insurance	1.0
FirstEnergy Corp.	Electric Utilities	1.0
Entergy Corp.	Electric Utilities	0.9
United Rentals Inc.	Trading Companies &
	Distributors	0.9
Lear Corp.	Auto Parts &
	Equipment	0.9
Top Ten		9.8%

The holdings listed exclude any temporary cash investments and equity index products.

Investment Focus

1 The expense ratio shown is from the prospectus dated January 25, 2018, and represents estimated costs for the current fiscal year. For the six months ended March 31, 2018, the annualized expense ratio was 0.18%.

8

Strategic Equity Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): September 30, 2007, Through March 31, 2018

Average Annual Total Returns: Periods Ended March 31, 2018
	Inception	One	Five	Ten
	Date	Year	Years	Years
Strategic Equity Fund	8/14/1995	10.96%	13.46%	10.35%

See Financial Highlights for dividend and capital gains information.

9

Strategic Equity Fund

Financial Statements (unaudited)

Statement of Net Assets
As of March 31, 2018

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value•
		Shares	($000)
Common Stocks (99.5%)[1]
Consumer Discretionary (14.0%)
	Best Buy Co. Inc.	1,066,379	74,636
	Lear Corp.	357,732	66,570
	Ralph Lauren Corp.
	Class A	549,946	61,484
	Wynn Resorts Ltd.	316,693	57,752
	Bloomin’ Brands Inc.	2,311,457	56,122
*	NVR Inc.	17,225	48,230
*	Liberty Media Corp-
	Liberty SiriusXM
	Class A	1,128,472	46,380
	Tailored Brands Inc.	1,796,191	45,013
	Children’s Place Inc.	326,542	44,165
	H&R Block Inc.	1,485,384	37,744
*,^	RH	382,561	36,450
*	Michael Kors Holdings
	Ltd.	558,095	34,647
*	Deckers Outdoor Corp.	375,285	33,787
	KB Home	967,276	27,519
	MGM Resorts
	International	695,229	24,347
*	Live Nation
	Entertainment Inc.	519,036	21,872
	PetMed Express Inc.	507,866	21,203
*	MSG Networks Inc.	920,966	20,814
*	Burlington Stores Inc.	146,482	19,504
	Kohl’s Corp.	286,491	18,768
	News Corp. Class B	1,156,551	18,620
*	Taylor Morrison Home
	Corp. Class A	641,507	14,934
	Toll Brothers Inc.	341,064	14,751
	New York Times Co.
	Class A	563,169	13,572
*	Visteon Corp.	119,021	13,121
*	Norwegian Cruise Line
	Holdings Ltd.	202,348	10,718
	Domino’s Pizza Inc.	45,038	10,519
	Thor Industries Inc.	88,208	10,159
*	Sleep Number Corp.	247,764	8,709

			Market
			Value•
		Shares	($000)
*	Liberty Media Corp-
	Liberty SiriusXM
	Class C	189,855	7,756
	MDC Holdings Inc.	266,119	7,430
*	Chegg Inc.	358,816	7,413
	Winnebago Industries
	Inc.	176,441	6,634
	Abercrombie & Fitch
	Co.	260,306	6,302
*	Grand Canyon
	Education Inc.	59,892	6,284
	Vail Resorts Inc.	26,927	5,970
*,^	Weight Watchers
	International Inc.	82,856	5,280
*	Cooper-Standard
	Holdings Inc.	42,124	5,173
	ILG Inc.	138,342	4,304
	Strayer Education Inc.	40,609	4,104
	Boyd Gaming Corp.	128,703	4,101
*	Dave & Buster’s
	Entertainment Inc.	95,328	3,979
*	ServiceMaster Global
	Holdings Inc.	70,439	3,582
*	Planet Fitness Inc.
	Class A	93,639	3,537
	BorgWarner Inc.	66,991	3,365
*	Eldorado Resorts Inc.	93,983	3,101
^	Big Lots Inc.	69,936	3,044
	Nutrisystem Inc.	91,616	2,469
			1,005,938
Consumer Staples (2.9%)
	Sanderson Farms Inc.	439,241	52,279
	Nu Skin Enterprises Inc.
	Class A	517,627	38,154
	National Beverage Corp.	272,330	24,243
*	Pilgrim’s Pride Corp.	793,088	19,518
*	HRG Group Inc.	1,103,774	18,201
	Conagra Brands Inc.	383,259	14,135
	Lamb Weston
	Holdings Inc.	184,058	10,716

10

Strategic Equity Fund

			Market
			Value•
		Shares	($000)
*	Sprouts Farmers Market
	Inc.	383,780	9,007
*	US Foods Holding Corp.	254,106	8,327
	SUPERVALU Inc.	429,697	6,544
*	Central Garden & Pet Co.	107,568	4,625
	Ingles Markets Inc.
	Class A	96,099	3,253
*	Central Garden & Pet
	Co. Class A	55,030	2,180
			211,182
Energy (4.5%)
	HollyFrontier Corp.	1,276,774	62,383
	Cabot Oil & Gas Corp.	2,273,146	54,510
	Delek US Holdings
	Inc.	798,357	32,493
^	RPC Inc.	1,640,939	29,586
	PBF Energy Inc.
	Class A	714,836	24,233
	Marathon Oil Corp.	1,244,589	20,075
*	Newfield Exploration
	Co.	770,157	18,807
*	Denbury Resources
	Inc.	5,976,678	16,376
*	McDermott
	International Inc.	2,655,393	16,171
*	Laredo Petroleum Inc.	1,825,590	15,901
*	ProPetro Holding Corp.	863,831	13,726
	Peabody Energy Corp.	118,119	4,312
*	REX American
	Resources Corp.	46,131	3,358
*	Unit Corp.	157,451	3,111
	Murphy Oil Corp.	112,134	2,898
*	Renewable Energy
	Group Inc.	191,530	2,452
*,^	Resolute Energy Corp.	66,798	2,315
			322,707
Financials (16.1%)
	Citizens Financial
	Group Inc.	1,780,811	74,758
*	E*TRADE Financial
	Corp.	1,268,014	70,261
	Lincoln National Corp.	941,705	68,801
	Zions Bancorporation	1,234,807	65,111
	MSCI Inc. Class A	434,622	64,963
	Regions Financial
	Corp.	3,357,285	62,378
	Unum Group	1,249,290	59,479
	Primerica Inc.	596,456	57,618
*	MGIC Investment
	Corp.	4,175,597	54,283
	Fifth Third Bancorp	1,613,334	51,223
*	Essent Group Ltd.	943,706	40,164
	Walker & Dunlop Inc.	615,094	36,549

		Market
		Value•
	Shares	($000)
LPL Financial Holdings
Inc.	518,985	31,694
World Acceptance Corp.	280,697	29,557
Assured Guaranty Ltd.	805,686	29,166
Credit Acceptance Corp.	86,612	28,618
Green Dot Corp.
Class A	405,957	26,046
Washington Federal
Inc.	741,394	25,652
Ally Financial Inc.	756,956	20,551
Torchmark Corp.	237,658	20,004
FNF Group	483,765	19,360
Comerica Inc.	171,039	16,408
Synovus Financial Corp.	321,931	16,077
Reinsurance Group of
America Inc. Class A	96,167	14,810
Principal Financial
Group Inc.	190,365	11,595
CNO Financial Group
Inc.	523,704	11,349
Universal Insurance
Holdings Inc.	331,869	10,587
CIT Group Inc.	201,188	10,361
SEI Investments Co.	135,626	10,160
NMI Holdings Inc.
Class A	548,936	9,085
Federated Investors
Inc. Class B	265,512	8,868
First American
Financial Corp.	140,124	8,223
Federal Agricultural
Mortgage Corp.	90,415	7,868
Legg Mason Inc.	187,835	7,636
Santander Consumer
USA Holdings Inc.	431,301	7,030
New York Community
Bancorp Inc.	521,872	6,800
People’s United
Financial Inc.	301,507	5,626
Flagstar Bancorp Inc.	153,471	5,433
Texas Capital
Bancshares Inc.	49,145	4,418
Radian Group Inc.	207,215	3,945
Bank of the Ozarks	81,272	3,923
Western Alliance
Bancorp	66,992	3,893
Umpqua Holdings
Corp.	181,728	3,891
Cullen/Frost Bankers
Inc.	35,825	3,800
BankUnited Inc.	94,440	3,776
Nelnet Inc. Class A	70,621	3,701
Wintrust Financial Corp.	42,991	3,699
Webster Financial Corp.	66,431	3,680

11

Strategic Equity Fund

			Market
			Value•
		Shares	($000)
	TCF Financial Corp.	160,707	3,666
	Commerce Bancshares
	Inc.	60,646	3,633
*	BofI Holding Inc.	89,484	3,627
	Hancock Holding Co.	70,064	3,622
			1,157,426
Health Care (10.8%)
*	WellCare Health Plans
	Inc.	325,626	63,051
*	Charles River
	Laboratories
	International Inc.	545,545	58,232
	Chemed Corp.	200,022	54,578
*	Align Technology Inc.	213,217	53,545
*	PRA Health Sciences
	Inc.	631,117	52,358
*	Array BioPharma Inc.	3,120,614	50,928
*	Nektar Therapeutics
	Class A	467,940	49,723
*	Veeva Systems Inc.
	Class A	645,393	47,127
*	Centene Corp.	401,453	42,903
*	Tivity Health Inc.	906,823	35,956
	Agilent Technologies
	Inc.	485,352	32,470
	Perrigo Co. plc	318,660	26,557
*	IQVIA Holdings Inc.	256,142	25,130
*	Mettler-Toledo
	International Inc.	43,021	24,738
*	Masimo Corp.	171,817	15,111
*	Myriad Genetics Inc.	483,444	14,286
*	Laboratory Corp. of
	America Holdings	76,139	12,316
	Bruker Corp.	303,397	9,078
	Quest Diagnostics Inc.	90,099	9,037
	Universal Health
	Services Inc. Class B	72,631	8,600
*	Arena Pharmaceuticals
	Inc.	213,150	8,420
*	ImmunoGen Inc.	699,634	7,360
*	OraSure Technologies
	Inc.	427,998	7,229
*	Molina Healthcare Inc.	88,505	7,185
*	Exelixis Inc.	302,802	6,707
*	Halozyme Therapeutics
	Inc.	330,133	6,467
	Hill-Rom Holdings Inc.	73,096	6,359
*	Varian Medical Systems
	Inc.	50,007	6,133
*	Lantheus Holdings Inc.	339,550	5,399
*	Tenet Healthcare Corp.	208,040	5,045
*	Halyard Health Inc.	107,165	4,938
*	Prestige Brands
	Holdings Inc.	134,317	4,529

			Market
			Value•
		Shares	($000)
	Encompass Health Corp.	65,681	3,755
*	Sangamo Therapeutics
	Inc.	191,956	3,647
*	Haemonetics Corp.	48,620	3,557
*	Immunomedics Inc.	236,523	3,456
*	AnaptysBio Inc.	31,908	3,321
			779,231
Industrials (15.2%)
*	United Rentals Inc.	389,427	67,266
	Spirit AeroSystems
	Holdings Inc. Class A	752,993	63,026
	Owens Corning	742,854	59,725
	Huntington Ingalls
	Industries Inc.	229,612	59,185
	ManpowerGroup Inc.	510,068	58,709
	Allison Transmission
	Holdings Inc.	1,440,673	56,273
^	Greenbrier Cos. Inc.	1,067,501	53,642
	SkyWest Inc.	878,456	47,788
	Wabash National
	Corp.	2,139,626	44,526
*	Meritor Inc.	2,158,365	44,376
*	TransUnion	740,848	42,065
	GATX Corp.	612,952	41,981
	Oshkosh Corp.	537,301	41,517
*	XPO Logistics Inc.	381,197	38,810
	Pentair plc	500,713	34,114
*	TriNet Group Inc.	681,454	31,565
	Harris Corp.	161,735	26,085
	Brink’s Co.	363,433	25,931
	Graco Inc.	543,396	24,844
	Quad/Graphics Inc.	876,976	22,231
	WW Grainger Inc.	77,681	21,927
	Terex Corp.	458,114	17,138
	Hawaiian Holdings Inc.	407,253	15,761
*	Cimpress NV	85,922	13,292
	Old Dominion Freight
	Line Inc.	87,446	12,852
	Herman Miller Inc.	394,054	12,590
*	Harsco Corp.	575,499	11,884
*	Avis Budget Group Inc.	241,254	11,300
*	Rush Enterprises Inc.
	Class A	241,532	10,263
*	HD Supply Holdings Inc.	243,326	9,232
	Global Brass & Copper
	Holdings Inc.	271,880	9,094
	KBR Inc.	471,201	7,629
*	SPX Corp.	219,585	7,132
*	Continental Building
	Products Inc.	247,993	7,080
	Ennis Inc.	230,985	4,550
*	Copart Inc.	82,311	4,192
	Ryder System Inc.	56,883	4,140
	HEICO Corp.	44,701	3,880

12

Strategic Equity Fund

			Market
			Value•
		Shares	($000)
	Applied Industrial
	Technologies Inc.	50,985	3,717
*	Aerojet Rocketdyne
	Holdings Inc.	128,614	3,597
*	Hertz Global Holdings
	Inc.	177,999	3,533
	Dover Corp.	35,832	3,519
*	TrueBlue Inc.	132,900	3,442
	Regal Beloit Corp.	46,909	3,441
	Triumph Group Inc.	112,406	2,833
	Brady Corp. Class A	68,336	2,539
	ACCO Brands Corp.	182,826	2,294
	ICF International Inc.	32,793	1,917
			1,098,427
Information Technology (17.6%)
*	Red Hat Inc.	430,083	64,302
	CDW Corp.	911,665	64,099
*,^	Square Inc.	1,296,248	63,775
*	ON Semiconductor
	Corp.	2,542,077	62,179
	Booz Allen Hamilton
	Holding Corp. Class A	1,551,797	60,086
	SYNNEX Corp.	489,643	57,974
*	Cadence Design
	Systems Inc.	1,571,821	57,796
	Total System Services
	Inc.	569,845	49,155
*	TTM Technologies
	Inc.	3,046,256	46,577
*,^	Advanced Micro
	Devices Inc.	4,566,472	45,893
*	CACI International
	Inc. Class A	283,858	42,962
*	Aspen Technology
	Inc.	535,154	42,218
*,^	Match Group Inc.	924,252	41,074
	Science Applications
	International Corp.	520,732	41,034
	Seagate Technology
	plc	632,638	37,022
*	Nutanix Inc.	737,957	36,241
	Broadridge Financial
	Solutions Inc.	269,881	29,603
*	RingCentral Inc.
	Class A	417,766	26,528
*	First Solar Inc.	360,305	25,575
*	Etsy Inc.	849,561	23,839
	Teradyne Inc.	447,107	20,437
	MAXIMUS Inc.	251,723	16,800
*	Amkor Technology
	Inc.	1,655,408	16,769
*	Extreme Networks
	Inc.	1,478,132	16,363
	NetApp Inc.	256,457	15,821

			Market
			Value•
		Shares	($000)
*	Hortonworks Inc.	755,718	15,394
	Jabil Inc.	505,846	14,533
*	Five9 Inc.	484,302	14,427
*	IPG Photonics Corp.	60,079	14,021
*	Cirrus Logic Inc.	329,832	13,401
	ManTech International
	Corp. Class A	207,786	11,526
*	Blucora Inc.	429,241	10,559
	CSG Systems
	International Inc.	215,967	9,781
*	Box Inc.	451,617	9,281
	Motorola Solutions Inc.	86,585	9,117
*	Tech Data Corp.	105,393	8,972
	MKS Instruments Inc.	75,823	8,769
	Travelport Worldwide
	Ltd.	534,738	8,738
*	Sykes Enterprises Inc.	300,933	8,709
	DXC Technology Co.	79,954	8,038
*	Anixter International
	Inc.	102,546	7,768
*	Synaptics Inc.	168,785	7,719
	Lam Research Corp.	35,821	7,277
*	Flex Ltd.	442,733	7,230
*	ePlus Inc.	85,860	6,671
*	Stamps.com Inc.	32,425	6,519
*	Zebra Technologies
	Corp.	46,826	6,518
	Avnet Inc.	145,647	6,082
*	Pure Storage Inc.
	Class A	259,706	5,181
*	Advanced Energy
	Industries Inc.	66,457	4,247
*	Kulicke & Soffa
	Industries Inc.	158,094	3,954
*	SMART Global
	Holdings Inc.	72,118	3,594
*	Alarm.com Holdings
	Inc.	93,303	3,521
	Brooks Automation Inc.	127,228	3,445
*	Conduent Inc.	184,795	3,445
*	SolarEdge Technologies
	Inc.	65,292	3,434
*	Unisys Corp.	297,261	3,196
*	Paycom Software Inc.	28,010	3,008
*	Yelp Inc. Class A	60,297	2,517
*	Alpha & Omega
	Semiconductor Ltd.	120,595	1,863
*	Teradata Corp.	44,634	1,771
*	FireEye Inc.	91,208	1,544
			1,269,892
Materials (5.8%)
*	Freeport-McMoRan
	Inc.	4,414,654	77,565
	Huntsman Corp.	1,943,996	56,862

13

Strategic Equity Fund

			Market
			Value•
		Shares	($000)
	Louisiana-Pacific Corp.	1,844,500	53,066
*	Alcoa Corp.	1,032,850	46,437
	Chemours Co.	914,994	44,569
	Westlake Chemical
	Corp.	352,190	39,146
	Avery Dennison Corp.	202,381	21,503
*	Owens-Illinois Inc.	948,608	20,547
	Greif Inc. Class A	286,821	14,986
	CF Industries Holdings
	Inc.	333,981	12,601
	Trinseo SA	107,166	7,936
*	Berry Global Group Inc.	135,995	7,454
	Rayonier Advanced
	Materials Inc.	326,575	7,012
*	Koppers Holdings Inc.	136,234	5,599
	Eastman Chemical Co.	36,388	3,842
			419,125
Real Estate (8.2%)
*	SBA Communications
	Corp. Class A	432,473	73,918
	Hospitality Properties
	Trust	2,004,594	50,796
	Ryman Hospitality
	Properties Inc.	541,957	41,975
	Gaming and Leisure
	Properties Inc.	1,044,368	34,955
	Senior Housing
	Properties Trust	2,000,711	31,331
	Extra Space Storage
	Inc.	332,798	29,073
	Lexington Realty Trust	3,366,923	26,498
*	CBRE Group Inc.
	Class A	548,496	25,900
	CoreSite Realty Corp.	257,781	25,845
	Pebblebrook Hotel Trust	722,112	24,805
	Xenia Hotels & Resorts
	Inc.	977,133	19,269
	Equity LifeStyle
	Properties Inc.	210,255	18,454
	CubeSmart	643,097	18,135
	MGM Growth
	Properties LLC Class A	501,281	13,304
	Ashford Hospitality
	Trust Inc.	1,610,724	10,405
	Government Properties
	Income Trust	742,447	10,142
	Sunstone Hotel
	Investors Inc.	644,181	9,804
	National Health
	Investors Inc.	144,780	9,742
	Spirit Realty Capital Inc.	1,248,987	9,692
	SL Green Realty Corp.	96,654	9,359

			Market
			Value•
		Shares	($000)
	Select Income REIT	477,093	9,294
	Host Hotels & Resorts
	Inc.	493,268	9,195
	Life Storage Inc.	92,335	7,712
	Park Hotels & Resorts
	Inc.	267,251	7,221
	Washington Prime
	Group Inc.	1,039,295	6,932
	GEO Group Inc.	308,407	6,313
	Jones Lang LaSalle Inc.	36,076	6,300
	DCT Industrial Trust
	Inc.	103,179	5,813
	Lamar Advertising Co.
	Class A	91,164	5,804
	Outfront Media Inc.	307,701	5,766
	New Senior Investment
	Group Inc.	693,533	5,673
	NorthStar Realty
	Europe Corp.	323,173	4,208
	Sun Communities Inc.	44,947	4,107
	Summit Hotel
	Properties Inc.	295,335	4,020
^	Omega Healthcare
	Investors Inc.	134,866	3,647
	Universal Health
	Realty Income Trust	58,866	3,538
*,^	Forestar Group Inc.	109,930	2,325
			591,270
Telecommunication Services (0.4%)
*	Zayo Group Holdings
	Inc.	496,588	16,963
*	Vonage Holdings
	Corp.	929,275	9,897
	Shenandoah
	Telecommunications Co. 46,018		1,657
			28,517
Utilities (4.0%)
	FirstEnergy Corp.	2,018,768	68,658
	Entergy Corp.	866,566	68,268
	NRG Energy Inc.	1,961,242	59,877
	CenterPoint Energy
	Inc.	2,158,888	59,154
	MDU Resources
	Group Inc.	457,393	12,880
*	Vistra Energy Corp.	451,559	9,406
	PNM Resources Inc.	96,682	3,698
	National Fuel Gas Co.	71,385	3,673
			285,614
Total Common Stocks
(Cost $5,769,931)			7,169,329

14

	Strategic Equity Fund

			Market
			Value•
		Shares	($000)
Temporary Cash Investments (0.8%)[1]
	Money Market Fund (0.8%)
[2,3]	Vanguard Market Liquidity
	Fund, 1.775%	544,593	54,459

		Face
		Amount
		($000)
U. S. Government and Agency Obligations (0.0%)
4	United States Treasury Bill,
	1.391%, 5/3/18	600	599
4	United States Treasury Bill,
	1.602%, 5/24/18	1,000	998
4	United States Treasury Bill,
	1.849%, 8/16/18	300	298
			1,895
Total Temporary Cash Investments
	(Cost $56,351)		56,354
	Total Investments (100.3%)
	(Cost $5,826,282)		7,225,683

			Amount
			($000)
Other Assets and Liabilities (-0.3%)
	Other Assets
	Investment in Vanguard		390
Receivables for Investment Securities Sold			31,152
Receivables for Accrued Income			7,116
Receivables for Capital Shares Issued			2,560
	Variation Margin Receivable—
	Futures Contracts		324
	Other Assets		13,990
	Total Other Assets		55,532
	Liabilities
Payables for Investment Securities
	Purchased		(11,803)
Collateral for Securities on Loan			(50,052)
Payables for Capital Shares Redeemed			(11,886)
	Payables to Vanguard		(6,442)
	Total Liabilities		(80,183)
	Net Assets (100%)
Applicable to 211,007,520 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)			7,201,032
	Net Asset Value Per Share		$34.13

At March 31, 2018, net assets consisted of:
Amount
($000)
Paid-in Capital	5,621,978
Undistributed Net Investment Income	3,925
Accumulated Net Realized Gains	176,523
Unrealized Appreciation (Depreciation)
Investment Securities	1,399,401
Futures Contracts	(795)
Net Assets	7,201,032

• See Note A in Notes to Financial Statements.
* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $49,671,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 0.3%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $50,052,000 of collateral received for securities on loan.
4 Securities with a value of $1,696,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

15

Strategic Equity Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	June 2018	286	21,896	(565)
E-mini S&P Mid-Cap 400 Index	June 2018	54	10,169	(230)
				(795)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

16

Strategic Equity Fund

Statement of Operations

Six Months Ended
March 31, 2018
($000)
Investment Income
Income
Dividends	39,139
Interest[1]	197
Securities Lending—Net	543
Total Income	39,879
Expenses
The Vanguard Group—Note B
Investment Advisory Services	735
Management and Administrative	5,154
Marketing and Distribution	542
Custodian Fees	37
Shareholders’ Reports and Proxy	82
Trustees’ Fees and Expenses	3
Total Expenses	6,553
Net Investment Income	33,326
Realized Net Gain (Loss)
Investment Securities Sold[1]	201,253
Futures Contracts	1,857
Realized Net Gain (Loss)	203,110
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	191,831
Futures Contracts	(1,607)
Change in Unrealized Appreciation (Depreciation)	190,224
Net Increase (Decrease) in Net Assets Resulting from Operations	426,660

1 Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $184,000, ($10,000), and ($2,000), respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

17

Strategic Equity Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	March 31,	September 30,
	2018	2017
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	33,326	103,003
Realized Net Gain (Loss)	203,110	488,417
Change in Unrealized Appreciation (Depreciation)	190,224	508,953
Net Increase (Decrease) in Net Assets Resulting from Operations	426,660	1,100,373
Distributions
Net Investment Income	(92,114)	(101,097)
Realized Capital Gain[1]	(479,773)	(99,945)
Total Distributions	(571,887)	(201,042)
Capital Share Transactions
Issued	374,024	1,014,707
Issued in Lieu of Cash Distributions	537,684	188,875
Redeemed	(616,038)	(1,098,154)
Net Increase (Decrease) from Capital Share Transactions	295,670	105,428
Total Increase (Decrease)	150,443	1,004,759
Net Assets
Beginning of Period	7,050,589	6,045,830
End of Period[2]	7,201,032	7,050,589

1 Includes fiscal 2018 and 2017 short-term gain distributions totaling $28,727,000 and $0, respectively. Short-term gain distributions are treated as ordinary income dividends for tax purposes.
2 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $3,925,000 and $62,713,000.

See accompanying Notes, which are an integral part of the Financial Statements.

18

Strategic Equity Fund

Financial Highlights

Six Months
	Ended
For a Share Outstanding	March 31,			Year Ended September 30,
Throughout Each Period	2018	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$34.89	$30.41	$30.82	$32.02	$27.34	$21.02
Investment Operations
Net Investment Income	.160[1]	.504[1]	. 624.466		. 361	.426 [2]
Net Realized and Unrealized Gain (Loss)
on Investments	1.933	4.988	2.440	.207	4.679	6.244
Total from Investment Operations	2.093	5.492	3.064	.673	5.040	6.670
Distributions
Dividends from Net Investment Income	(. 460)	(. 509)	(. 507)	(. 354)	(. 360)	(. 350)
Distributions from Realized Capital Gains	(2.393)	(.503)	(2.967)	(1.519)	—	—
Total Distributions	(2.853)	(1.012)	(3.474)	(1.873)	(.360)	(.350)
Net Asset Value, End of Period	$34.13	$34.89	$30.41	$30.82	$32.02	$27.34

Total Return[3]	6.06%	18.28%	10.62%	2.01%	18.53%	32.23%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$7,201	$7,051	$6,046	$5,739	$5,392	$4,239
Ratio of Total Expenses to
Average Net Assets	0.18%	0.18%	0.18%	0.21%	0.27%	0.28%
Ratio of Net Investment Income to
Average Net Assets	1.10%	1.53%	2.09%	1.41%	1.19%	1.75%[2]
Portfolio Turnover Rate	87%	81%	74%	70%	60%	64%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.
1 Calculated based on average shares outstanding.
2 Net investment income per share and the ratio of net investment income to average net assets include $.043 and 0.18%, respectively, resulting from a special dividend received in connection with a merger between T-Mobile US Inc. and Metro PCS Communications Inc. in May 2013.
3 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

19

Strategic Equity Fund

Notes to Financial Statements

Vanguard Strategic Equity Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended March 31, 2018, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (September 30, 2014–2017), and for the period ended March 31, 2018, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

20

Strategic Equity Fund

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

6. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at March 31, 2018, or at any time during the period then ended.

7. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

21

Strategic Equity Fund

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At March 31, 2018, the fund had contributed to Vanguard capital in the amount of $390,000, representing 0.01% of the fund’s net assets and 0.16% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

The following table summarizes the market value of the fund’s investments as of March 31, 2018, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	7,169,329	—	—
Temporary Cash Investments	54,459	1,895	—
Futures Contracts—Assets[1]	324	—	—
Total	7,224,112	1,895	—
1 Represents variation margin on the last day of the reporting period.

22

Strategic Equity Fund

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes. The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year.

At March 31, 2018, the cost of investment securities for tax purposes was $5,826,282,000. Net unrealized appreciation of investment securities for tax purposes was $1,399,401,000, consisting of unrealized gains of $1,518,994,000 on securities that had risen in value since their purchase and $119,593,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the six months ended March 31, 2018, the fund purchased $3,152,649,000 of investment securities and sold $3,383,911,000 of investment securities, other than temporary cash investments.

F. Capital shares issued and redeemed were:
	Six Months Ended	Year Ended
	March 31, 2018	September 30, 2017
	Shares	Shares
	(000)	(000)
Issued	10,700	30,675
Issued in Lieu of Cash Distributions	15,880	5,767
Redeemed	(17,634)	(33,176)
Net Increase (Decrease) in Shares Outstanding	8,946	3,266

G. Management has determined that no material events or transactions occurred subsequent to March 31, 2018, that would require recognition or disclosure in these financial statements.

23

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

24

Six Months Ended March 31, 2018
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Strategic Equity Fund	9/30/2017	3/31/2018	Period
Based on Actual Fund Return	$1,000.00	$1,060.63	$0.92
Based on Hypothetical 5% Yearly Return	1,000.00	1,024.03	0.91

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratio for that period is 0.18%. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (182/365).

25

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Strategic Equity Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Quantitative Equity Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the fund’s investment management services over both the short and long term and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than three decades. The Quantitative Equity Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangement should continue. Information about the fund’s most recent performance can be found in the Performance Summary section of this report.

Cost

The board concluded that the fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses were also well below its peer-group average. Information about the fund’s expenses appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements section.

26

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale

The board concluded that the fund’s at-cost arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

27

Glossary

30-Day SEC Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (for bonds), its actual income (for asset-backed securities), or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Dividend Yield. Dividend income earned by stocks, expressed as a percentage of the aggregate market value (or of net asset value, for a fund). The yield is determined by dividing the amount of the annual dividends by the aggregate value (or net asset value) at the end of the period. For a fund, the dividend yield is based solely on stock holdings and does not include any income produced by other investments.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Foreign Holdings. The percentage of a fund represented by securities or depositary receipts of companies based outside the United States.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share.

For a fund, the weighted average price/book ratio of the stocks it holds.

28

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

29

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

30

The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 208 Vanguard funds.

Information for each trustee and executive officer of the fund appears below. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

Interested Trustees1

F. William McNabb III

Born in 1957. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: chairman of the board (January 2010–present) of Vanguard and of each of the investment companies served by Vanguard, trustee (2009–present) of each of the investment companies served by Vanguard, and director (2008–present) of Vanguard. Chief executive officer and president (2008–2017) of Vanguard and each of the investment companies served by Vanguard, managing director (1995–2008) of Vanguard, and director (1997–2018) of Vanguard Marketing Corporation. Director (2018–present) of UnitedHealth Group.

Mortimer J. Buckley

Born in 1969. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chief executive officer (January 2018–present) of Vanguard; chief executive officer, president, and trustee (January 2018–present) of each of the investment companies served by Vanguard; president and director (2017–present) of Vanguard; and president (February 2018–present) of Vanguard Marketing Corporation. Chief investment officer (2013–2017), managing director (2002–2017), head of the Retail Investor Group (2006–2012), and chief information officer (2001–2006) of Vanguard. Chairman of the board (2011–2017) of the Children’s Hospital of Philadelphia.

Independent Trustees

Emerson U. Fullwood

Born in 1948. Trustee since January 2008. Principal occupation(s) during the past five years and other experience: executive chief staff and marketing officer for North America and corporate vice president (retired 2008) of Xerox Corporation (document management products and services). Former president of the Worldwide Channels Group, Latin America, and Worldwide Customer Service and executive chief staff officer of Developing Markets of Xerox. Executive in residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology. Lead director of SPX FLOW, Inc. (multi-industry manufacturing). Director of the University of Rochester Medical Center, the Monroe Community College Foundation, the United Way of Rochester, North Carolina A&T University, and Roberts Wesleyan College. Trustee of the University of Rochester.

Amy Gutmann

Born in 1949. Trustee since June 2006. Principal occupation(s) during the past five years and other experience: president (2004–present) of the University of Pennsylvania. Christopher H. Browne Distinguished Professor of Political Science, School of Arts and Sciences, and professor of communication, Annenberg School for Communication, with secondary faculty appointments in the Department of Philosophy, School of Arts and Sciences, and at the Graduate School of Education, University of Pennsylvania. Trustee of the National Constitution Center.

1 Mr. McNabb and Mr. Buckley are considered “interested persons,” as defined in the Investment Company Act of 1940, because they are officers of the Vanguard funds.

JoAnn Heffernan Heisen

Born in 1950. Trustee since July 1998. Principal occupation(s) during the past five years and other experience: corporate vice president of Johnson & Johnson (pharmaceuticals/medical devices/consumer products) and member of its executive committee (1997–2008). Chief global diversity officer (retired 2008), vice president and chief information officer (1997–2006), controller (1995–1997), treasurer (1991–1995), and assistant treasurer (1989–1991) of Johnson & Johnson. Director of Skytop Lodge Corporation (hotels) and the Robert Wood Johnson Foundation. Member of the advisory board of the Institute for Women’s Leadership at Rutgers University.

F. Joseph Loughrey

Born in 1949. Trustee since October 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2009) and vice chairman of the board (2008–2009) of Cummins Inc. (industrial machinery). Chairman of the board of Hillenbrand, Inc. (specialized consumer services), Oxfam America, and the Lumina Foundation for Education. Director of the V Foundation for Cancer Research. Member of the advisory council for the College of Arts and Letters and chair of the advisory board to the Kellogg Institute for International Studies, both at the University of Notre Dame.

Mark Loughridge

Born in 1953. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: senior vice president and chief financial officer (retired 2013) of IBM (information technology services). Fiduciary member of IBM’s Retirement Plan Committee (2004–2013), senior vice president and general manager (2002–2004) of IBM Global Financing, vice president and controller (1998–2002) of IBM, and a variety of other prior management roles at IBM. Member of the Council on Chicago Booth.

Scott C. Malpass

Born in 1962. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: chief investment officer (1989–present) and vice president (1996–present) of the University of Notre Dame. Assistant professor of finance at the Mendoza College of Business, University of Notre Dame, and member of the Notre Dame 403(b) Investment Committee. Chairman of the board of TIFF Advisory Services, Inc. Member of the board of Catholic Investment Services, Inc. (investment advisors), the board of advisors for Spruceview Capital Partners, and the board of superintendence of the Institute for the Works of Religion.

Deanna Mulligan

Born in 1963. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: president (2010–present) and chief executive officer (2011–present) of The Guardian Life Insurance Company of America. Chief operating officer (2010–2011) and executive vice president (2008–2010) of Individual Life and Disability of The Guardian Life Insurance Company of America. Member of the board of The Guardian Life Insurance Company of America, the American Council of Life Insurers, the Partnership for New York City (business leadership), and the Committee Encouraging Corporate Philanthropy. Trustee of the Economic Club of New York and the Bruce Museum (arts and science). Member of the Advisory Council for the Stanford Graduate School of Business.

André F. Perold

Born in 1952. Trustee since December 2004. Principal occupation(s) during the past five years and other experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011). Chief investment officer and co-managing partner of HighVista Strategies LLC (private investment firm). Overseer of the Museum of Fine Arts Boston.

Sarah Bloom Raskin

Born in 1961. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: deputy secretary (2014–2017) of the United States Department of the Treasury. Governor (2010–2014) of the Federal Reserve Board. Commissioner (2007–2010) of financial regulation for the State of Maryland. Member of the board of directors (2012–2014) of Neighborhood Reinvestment Corporation. Director of i(x) Investments, LLC.

Peter F. Volanakis

Born in 1955. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2010) of Corning Incorporated (communications equipment) and director of Corning Incorporated (2000–2010) and Dow Corning (2001–2010). Director (2012) of SPX Corporation (multi-industry manufacturing). Overseer of the Amos Tuck School of Business Administration, Dartmouth College (2001–2013). Chairman of the board of trustees of Colby-Sawyer College. Member of the Board of Hypertherm Inc. (industrial cutting systems, software, and consumables).

Executive Officers

Glenn Booraem

Born in 1967. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Investment stewardship officer (2017–present), treasurer (2015–2017), controller (2010–2015), and assistant controller (2001–2010) of each of the investment companies served by Vanguard.

Christine M. Buchanan

Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard and global head of Fund Administration at Vanguard. Treasurer (2017–present) of each of the investment companies served by Vanguard. Partner (2005–2017) at KPMG LLP (audit, tax, and advisory services).

Brian Dvorak

Born in 1973. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief compliance officer (2017–present) of Vanguard and each of the investment companies served by Vanguard. Assistant vice president (2017–present) of Vanguard Marketing Corporation. Vice president and director of Enterprise Risk Management (2011–2013) at Oppenheimer Funds, Inc.

Thomas J. Higgins

Born in 1957. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief financial officer (2008–present) and treasurer (1998–2008) of each of the investment companies served by Vanguard.

Peter Mahoney

Born in 1974. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Controller (2015–present) of each of the investment companies served by Vanguard. Head of International Fund Services (2008–2014) at Vanguard.

Anne E. Robinson

Born in 1970. Principal occupation(s) during the past five years and other experience: general counsel (2016–present) of Vanguard. Secretary (2016–present) of Vanguard and of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Director and senior vice president (2016–2018) of Vanguard Marketing Corporation. Managing director and general counsel of Global Cards and Consumer Services (2014–2016) at Citigroup. Counsel (2003–2014) at American Express.

Michael Rollings

Born in 1963. Principal occupation(s) during the past five years and other experience: finance director (2017–present) and treasurer (2017) of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Chief financial officer (2016–present) of Vanguard. Director (2016–present) of Vanguard Marketing Corporation. Executive vice president and chief financial officer (2006–2016) of MassMutual Financial Group.

Vanguard Senior Management Team

Mortimer J. Buckley	James M. Norris
Gregory Davis	Thomas M. Rampulla
John James	Karin A. Risi
Martha G. King	Anne E. Robinson
John T. Marcante	Michael Rollings
Chris D. McIsaac

Chairman Emeritus and Senior Advisor

John J. Brennan
Chairman, 1996–2009
Chief Executive Officer and President, 1996–2008

Founder

John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

P.O. Box 2600 Valley Forge, PA 19482-2600
Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447	Source for Bloomberg Barclays indexes: Bloomberg
Direct Investor Account Services > 800-662-2739	Index Services Limited. Copyright 2018, Bloomberg. All
rights reserved.
Institutional Investor Services > 800-523-1036
Text Telephone for People
Who Are Deaf or Hard of Hearing > 800-749-7273

This material may be used in conjunction
with the offering of shares of any Vanguard
fund only if preceded or accompanied by
the fund’s current prospectus.

All comparative mutual fund data are from Lipper, a
Thomson Reuters Company, or Morningstar, Inc., unless
otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via email addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.
© 2018 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q1142 052018

Semiannual Report | March 31, 2018
Vanguard Capital Opportunity Fund

Vanguard’s Principles for Investing Success

We want to give you the best chance of investment success. These principles, grounded in Vanguard’s research and experience, can put you on the right path.

Goals. Create clear, appropriate investment goals.

Balance. Develop a suitable asset allocation using broadly diversified funds. Cost. Minimize cost.

Discipline. Maintain perspective and long-term discipline.

A single theme unites these principles: Focus on the things you can control.

We believe there is no wiser course for any investor.

Contents
Your Fund’s Performance at a Glance.	1
CEO’s Perspective.	2
Advisor’s Report.	4
Results of Proxy Voting.	7
Fund Profile.	9
Performance Summary.	11
Financial Statements.	12
About Your Fund’s Expenses.	23
Trustees Approve Advisory Arrangement.	25
Glossary.	27

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

See the Glossary for definitions of investment terms used in this report.

About the cover: Nautical images have been part of Vanguard’s rich heritage since its start in 1975. For an incoming ship, a lighthouse offers a beacon and safe path to shore. You can similarly depend on Vanguard to put you first––and light the way––as you strive to meet your financial goals. Our client focus and low costs, stemming from our unique ownership structure, assure that your interests are paramount.

Your Fund’s Performance at a Glance

• For the six months ended March 31, 2018, Vanguard Capital Opportunity Fund returned 7.90% for Investor Shares and 7.94% for Admiral Shares, behind the 9.13% return of its benchmark and the 9.18% average return of its multi-capitalization growth fund peers.

• The broad stock market posted strong returns over the period’s first four months as corporate earnings generally exceeded expectations and investors were willing to pay more for those earnings. Stocks declined in February and March as inflation concerns increased.

• Growth stocks outpaced their value counterparts for the period, and large-cap stocks surpassed small-caps.

• PRIMECAP Management Company, the fund’s advisor, traditionally invests most heavily in the information technology and health care sectors. Technology stocks, which advanced about 17%, contributed most to the fund’s results. Health care, which declined about 2%, detracted most.

Total Returns: Six Months Ended March 31, 2018
			Total
			Returns
Vanguard Capital Opportunity Fund
Investor Shares			7.90%
Admiral™ Shares			7.94
Russell Midcap Growth Index			9.13
Multi-Cap Growth Funds Average			9.18
Multi-Cap Growth Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.
Admiral Shares carry lower expenses and are available to investors who meet certain account-balance requirements.

Expense Ratios
Your Fund Compared With Its Peer Group
	Investor	Admiral	Peer Group
	Shares	Shares	Average
Capital Opportunity Fund	0.44%	0.37%	1.17%

The fund expense ratios shown are from the prospectus dated January 25, 2018, and represent estimated costs for the current fiscal year. For the six months ended March 31, 2018, the fund’s annualized expense ratios were 0.44% for Investor Shares and 0.37% for Admiral Shares. The peer-group expense ratio is derived from data provided by Lipper, a Thomson Reuters Company, and captures information through year-end 2017.

Peer group: Multi-Cap Growth Funds.

1

CEO’s Perspective

Tim Buckley
President and Chief Executive Officer

Dear Shareholder,

I feel extremely fortunate to have the chance to lead a company filled with people who come to work every day passionate about Vanguard’s core purpose: to take a stand for all investors, to treat them fairly, and to give them the best chance for investment success.

When I joined Vanguard in 1991, I found a mission-driven team focused on improving lives—helping people retire more comfortably, put their children through college, and achieve financial security. I also found a company with purpose in an industry ripe for improvement.

It was clear, even early in my career, that the cards were stacked against most investors. Hidden fees, performance-chasing, and poor advice were relentlessly eroding investors’ dreams.

We knew Vanguard could be different and, as a result, could make a real difference. We have lowered the costs of investing for our shareholders significantly. And we’re proud of the performance of our funds.

Vanguard is built for Vanguard investors—we focus solely on you, our fund shareholders. Everything we do is designed to give our clients the best chance for investment success. In my role as CEO, I’ll keep this priority

2

front and center. We’re proud of what we’ve achieved, but we’re even more excited about what’s to come.

Steady, time-tested guidance

Our guidance for investors, as always, is to stay the course, tune out the hyperbolic headlines, and focus on your goals and what you can control, such as costs and how much you save. This time-tested advice has served our clients well over the decades.

Regardless of how the markets perform in the short term, I’m incredibly optimistic about the future for our investors. We have a dedicated team serving you, and we will never stop striving to make

Vanguard the best place for you to invest through our high-quality funds and services, advice and guidance to help you meet your financial goals, and an experience that makes you feel good about entrusting us with your hard-earned savings.

Thank you for your continued loyalty.

Sincerely,

Mortimer J. Buckley
President and Chief Executive Officer
April 13, 2018

Market Barometer
			Total Returns
		Periods Ended March 31, 2018
	Six	One	Five Years
	Months	Year	(Annualized)
Stocks
Russell 1000 Index (Large-caps)	5.85%	13.98%	13.17%
Russell 2000 Index (Small-caps)	3.25	11.79	11.47
Russell 3000 Index (Broad U.S. market)	5.65	13.81	13.03
FTSE All-World ex US Index (International)	4.03	16.45	6.30

Bonds
Bloomberg Barclays U.S. Aggregate Bond Index
(Broad taxable market)	-1.08%	1.20%	1.82%
Bloomberg Barclays Municipal Bond Index
(Broad tax-exempt market)	-0.37	2.66	2.73
Citigroup Three-Month U.S. Treasury Bill Index	0.63	1.07	0.30

CPI
Consumer Price Index	1.11%	2.36%	1.40%

3

Advisor’s Report

For the six months ended March 31, 2018, Vanguard Capital Opportunity Fund returned 7.90% for Investor Shares and 7.94% for Admiral Shares. These results lagged the 9.13% return of the fund’s benchmark, the Russell Midcap Growth Index, and the 9.18% average return of the fund’s multi-capitalization growth fund competitors, but exceeded the 5.84% return of the unmanaged Standard & Poor’s 500 Index, which serves as a proxy for the broad market in the attribution discussion that follows.

Relative to the S&P 500 Index, sector allocation and stock selection added modestly to the fund’s relative performance. The fund’s information technology and industrial holdings added to relative results, while its consumer discretionary and health care holdings underperformed.

The investment environment

The economy finished 2017 on solid footing. Tax legislation passed in December, catalyzing an optimism not seen since before the 2008–2009 recession. Consumer confidence climbed to its highest level in a decade, and consumption increased at a robust pace in the fourth quarter, buoyed by continued gains in employment levels and household net worth. Industrial production and business investment also increased at a solid pace. Treasury yields rose but remained accommodative, and the U.S. dollar weakened on foreign economies’ growth and central bank commentary. The U.S. stock market reacted favorably to these developments, climbing steadily to record highs in late January, with historically low levels of volatility.

This relentless ascent eventually hit a snag, largely in the form of potential regulatory scrutiny of key technology companies and combative trade rhetoric. Underlying economic measures remained robust through March-end, but volatility spiked and the U.S. equity market corrected lower, finishing the period 8% below January highs.

Despite the late retreat, cyclicals outperformed during the period, with the consumer discretionary and information technology sectors each returning roughly 13%. Within these sectors, the so-called FAANG stocks (Facebook, Amazon, Apple, Netflix, and Google) and their brethren continued their outperformance streak. More defensive sectors such as consumer staples, telecommunication services, and utilities lost absolute ground, as did energy and real estate.

Portfolio update

Sector allocation helped the fund’s relative results. The portfolio maintained its significant overweight position in information technology, health care, and industrial stocks (83% of ending assets versus 48% in the benchmark). The portfolio is underweighted in all other sectors. This includes meaningful underweight positions in consumer staples, energy, and financials (5% versus 29%) and limited exposure to materials, telecommunication services, real estate, and utilities (2% versus 11%).

4

The fund is also modestly underweighted in consumer discretionary stocks (9% versus 12%). Relative results benefited most from an overweight allocation to information technology and underweights in consumer staples and energy. This more than offset the negative impact from the fund’s health care overweight and consumer discretionary underweight.

The fund’s information technology holdings contributed strongly, returning 20%, ahead of the benchmark’s 13%. The fund maintains significant holdings in semiconductor and software stocks, and selection in both areas boosted relative results. Key performers included Adobe Systems (+45%) and Splunk (+48%) in software and Micron Technology (+33%), NVIDIA (+30%), and Texas Instruments (+17%) in semiconductors. Storage company NetApp (+42%) and LED lighting producer Cree (+43%) also contributed meaningfully to outperformance.

The fund’s health care holdings detracted. The portfolio returned –2% against a roughly flat benchmark return. Biotechnology and pharmaceutical stocks, where our holdings are concentrated, underperformed health care providers and services, which benefited from tax legislation and speculation about mergers and acquisitions. During the period, Biogen’s early 2017 spinoff, Bioverativ, was acquired by Sanofi, generating an 84% return. However, our large position in former parent Biogen (–13%) underperformed the benchmark. Biotechnology companies BioMarin

Pharmaceutical (–13%) and Amgen (–7%) and pharmaceutical companies Eli Lilly (–8%) and Roche (–7%) also contributed to sector underperformance.

The fund’s industrial holdings contributed to relative performance. Effective stock selection more than compensated for the fund’s overweight position in a sector that modestly underperformed the S&P 500 Index. The fund benefited from owning Airbus (+21%) and avoiding General Electric (–43%). Airlines, a significant overweight position for the fund, saw mixed results, as Delta Air Lines, United Continental Holdings, and American Airlines outperformed, while Southwest Airlines underperformed.

As of March 31, 2018, the fund’s top ten holdings represented 30% of assets.

Advisor perspectives

The current bull market recently eclipsed the nine-year mark, and yet there are reasons for late-cycle optimism. Earnings growth in 2018 is expected to be robust, driven in part by the substantial corporate tax cut that is part of the new tax law. Valuation is not excessive; following its late-period correction, the S&P 500 Index trades at a forward price/earnings multiple (16.4 times) roughly in line with its 25-year historical average (16.1 times). We remain constructive on the U.S. economy, with 2.9% real GDP growth in last year’s fourth quarter and comparable growth expected in 2018. U.S. equities thus continue to be

5

attractive, particularly relative to the 10-year Treasury yield of 2.7% that was briefly hit in January.

There are, as always, reasons for concern. Chief among these is the heightened possibility of a trade war. Legitimate U.S. trade grievances certainly exist, and it remains unclear whether President Trump’s aggressive posturing is more bark or bite. But the actions suggested by the President’s threats of tariffs against various Chinese imports are fraught with legal, economic, and geopolitical risks.

We remain hopeful that this protectionist impulse will fade.

Importantly, many of our holdings have opportunity sets that do not rely on near-term macroeconomic trends. Our largest sector positions are in information technology (37%) and health care (22%), and in both sectors the forward P/E ratio is below its 20-year average despite what we view as strong secular growth trajectories.

Conclusion

As bottom-up stock pickers, we spend our time searching for opportunities to invest in stocks with long-term prospects we find to be materially better than market prices imply. We believe, as scientist and Nobel laureate Alexander Fleming said, “It is the lone worker who makes the first advance in a subject; the details may be worked out by a team, but the prime idea is due to the enterprise, thought, and perception of an individual.” This approach to stock selection, which drives portfolio composition and, thus, sector allocation, often results in portfolios that bear little resemblance to market indexes, creating the possibility for lengthy periods of relative outperformance or underperformance. We nonetheless believe that this approach can generate superior results for shareholders over the long term.

PRIMECAP Management Company April 19, 2018

6

Results of Proxy Voting

At a special meeting of shareholders on November 15, 2017, fund shareholders approved the following proposals:

Proposal 1—Elect trustees for the fund.*

The individuals listed in the table below were elected as trustees for the fund. All trustees with the exception of Ms. Mulligan, Ms. Raskin, and Mr. Buckley (each of whom already serves as a director of The Vanguard Group, Inc.) served as trustees to the funds prior to the shareholder meeting.

			Percentage
Trustee	For	Withheld	For
Mortimer J. Buckley	390,898,841	14,469,177	96.4%
Emerson U. Fullwood	390,414,071	14,953,947	96.3%
Amy Gutmann	389,869,704	15,498,314	96.2%
JoAnn Heffernan Heisen	391,161,541	14,206,477	96.5%
F. Joseph Loughrey	390,797,905	14,570,113	96.4%
Mark Loughridge	390,774,200	14,593,818	96.4%
Scott C. Malpass	390,120,891	15,247,127	96.2%
F. William McNabb III	390,915,854	14,452,164	96.4%
Deanna Mulligan	390,950,137	14,417,881	96.4%
André F. Perold	385,233,851	20,134,166	95.0%
Sarah Bloom Raskin	390,673,444	14,694,574	96.4%
Peter F. Volanakis	390,773,896	14,594,122	96.4%
* Results are for all funds within the same trust.

Proposal 3—Approve a manager-of-managers arrangement with wholly owned subsidiaries of Vanguard.

This arrangement enables Vanguard or the fund to enter into and materially amend investment advisory arrangements with wholly owned subsidiaries of Vanguard, subject to the approval of the fund’s board of trustees and any conditions imposed by the Securities and Exchange Commission (SEC), while avoiding the costs and delays associated with obtaining future shareholder approval. The ability of the fund to operate in this manner is contingent upon the SEC’s approval of a pending application for an order of exemption.

				Broker	Percentage
Vanguard Fund	For	Abstain	Against	Non-Votes	For
Capital Opportunity Fund	80,895,023	3,938,904	5,795,023	7,019,368	82.8%

7

Fund shareholders did not approve the following proposal:

Proposal 7—Institute transparent procedures to avoid holding investments in companies that, in management’s judgment, substantially contribute to genocide or crimes against humanity, the most egregious violations of human rights. Such procedures may include time-limited engagement with problem companies if management believes that their behavior can be changed.

The trustees recommended a vote against the proposal for the following reasons: (1) Vanguard is fully compliant with all applicable U.S. laws and regulations that prohibit the investment in any company owned or controlled by the government of Sudan; (2) the addition of further investment constraints is not in fund shareholders’ best interests if those constraints are unrelated to a fund’s stated investment objective, policies, and strategies; and (3) divestment is an ineffective means to implement social change, as it often puts the shares into the hands of another owner with no direct impact to the company’s capitalization.

				Broker	Percentage
Vanguard Fund	For	Abstain	Against	Non-Votes	For
Capital Opportunity Fund	19,985,846	7,842,151	62,800,953	7,019,368	20.5%

8

Capital Opportunity Fund

Fund Profile
As of March 31, 2018

Share-Class Characteristics
	Investor	Admiral
	Shares	Shares
Ticker Symbol	VHCOX	VHCAX
Expense Ratio[1]	0.44%	0.37%
30-Day SEC Yield	0.61%	0.68%

Portfolio Characteristics
		Russell	DJ
		Midcap	U.S. Total
		Growth	Market
	Fund	Index	FA Index
Number of Stocks	147	423	3,771
Median Market Cap	$51.4B	$14.1B	$64.2B
Price/Earnings Ratio	21.5x	26.3x	21.2x
Price/Book Ratio	4.0x	5.4x	2.9x
Return on Equity	15.4%	19.0%	15.0%
Earnings Growth Rate	14.1%	13.1%	8.4%
Dividend Yield	1.0%	1.0%	1.8%
Foreign Holdings	10.4%	0.0%	0.0%
Turnover Rate
(Annualized)	12%	—	—
Short-Term Reserves	2.8%	—	—

Volatility Measures
	Russell	DJ
	Midcap	U.S. Total
	Growth	Market
	Index	FA Index
R-Squared	0.86	0.81
Beta	1.08	1.11

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Sector Diversification (% of equity exposure)
		Russell	DJ
		Midcap	U.S. Total
		Growth	Market
	Fund	Index FA	Index
Consumer Discretionary	8.6%	16.7%	12.9%
Consumer Staples	0.0	4.2	6.8
Energy	0.3	2.3	5.5
Financials	5.3	7.5	15.1
Health Care	28.4	13.3	13.3
Industrials	18.5	17.6	10.9
Information Technology	37.3	29.2	23.9
Materials	1.6	5.8	3.3
Real Estate	0.0	3.1	3.7
Telecommunication
Services	0.0	0.2	1.7
Utilities	0.0	0.1	2.9

Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a

GICS classification as of the effective reporting period.

Ten Largest Holdings (% of total net assets)
Biogen Inc.	Biotechnology	3.9%
Southwest Airlines Co.	Airlines	3.4
Eli Lilly & Co.	Pharmaceuticals	3.3
Alphabet Inc.	Internet Software &
	Services	3.2
Amgen Inc.	Biotechnology	3.2
FedEx Corp.	Air Freight &
	Logistics	3.0
NVIDIA Corp.	Semiconductors	2.6
Adobe Systems Inc.	Application Software	2.6
NetApp Inc.	Technology
	Hardware, Storage &
	Peripherals	2.6
BioMarin Pharmaceutical
Inc.	Biotechnology	2.5
Top Ten		30.3%

The holdings listed exclude any temporary cash investments and equity index products.

1 The expense ratios shown are from the prospectus dated January 25, 2018, and represent estimated costs for the current fiscal year. For the six months ended March 31, 2018, the annualized expense ratios were 0.44% for Investor Shares and 0.37% for Admiral Shares.

9

Capital Opportunity Fund

Investment Focus

10

Capital Opportunity Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): September 30, 2007, Through March 31, 2018

Average Annual Total Returns: Periods Ended March 31, 2018
	Inception	One	Five	Ten
	Date	Year	Years	Years
Investor Shares	8/14/1995	21.14%	16.81%	11.90%
Admiral Shares	11/12/2001	21.22	16.89	11.98

See Financial Highlights for dividend and capital gains information.

11

Capital Opportunity Fund

Financial Statements (unaudited)

Statement of Net Assets
As of March 31, 2018

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value•
		Shares	($000)
Common Stocks (97.4%)
Consumer Discretionary (8.4%)
	Carnival Corp.	3,178,200	208,426
*,^	CarMax Inc.	2,952,797	182,896
	Royal Caribbean
	Cruises Ltd.	1,549,700	182,462
	TJX Cos. Inc.	2,125,000	173,315
*,^	Tesla Inc.	614,366	163,501
*	Amazon.com Inc.	76,620	110,895
	Sony Corp. ADR	1,714,000	82,855
*	Norwegian Cruise Line
	Holdings Ltd.	1,290,200	68,342
*	Shutterfly Inc.	449,000	36,481
	Las Vegas Sands Corp.	319,000	22,936
	L Brands Inc.	556,700	21,271
	Ross Stores Inc.	250,000	19,495
	Gildan Activewear Inc.
	Class A	650,000	18,778
	Tribune Media Co.
	Class A	460,000	18,635
	Marriott International
	Inc. Class A	131,300	17,854
*	Ulta Beauty Inc.	85,700	17,506
	Whirlpool Corp.	51,600	7,900
	Hilton Worldwide
	Holdings Inc.	76,333	6,012
	Newell Brands Inc.	208,500	5,313
*	Netflix Inc.	17,200	5,080
	Bed Bath & Beyond Inc.	238,900	5,015
	Restaurant Brands
	International Inc.	79,000	4,497
	Lowe’s Cos. Inc.	41,000	3,598
	Lions Gate
	Entertainment Corp.
	Class A	119,600	3,089
	CBS Corp. Class B	52,880	2,717
	Lions Gate Entertainment
	Corp. Class B	110,200	2,654

	Entercom
	Communications Corp.
	Class A	259,759	2,507
*	tronc Inc.	112,600	1,849
^	Signet Jewelers Ltd.	41,036	1,581
*	Ascena Retail Group Inc.	670,000	1,347
*	Burlington Stores Inc.	10,000	1,331
			1,400,138
Energy (0.3%)
	Cabot Oil & Gas Corp.	1,256,250	30,125
*	Southwestern Energy
	Co.	3,000,000	12,990
	Pioneer Natural
	Resources Co.	2,400	412
	EOG Resources Inc.	2,400	253
			43,780
Financials (5.2%)
*	E*TRADE Financial
	Corp.	3,915,229	216,943
	Charles Schwab Corp.	3,649,700	190,587
	Northern Trust Corp.	1,145,151	118,099
	Discover Financial
	Services	1,414,688	101,759
	JPMorgan Chase & Co.	825,836	90,817
	Bank of America Corp.	1,877,417	56,304
	CME Group Inc.	190,554	30,820
	Progressive Corp.	409,502	24,951
	Citigroup Inc.	300,000	20,250
	Travelers Cos. Inc.	36,174	5,023
	Moody’s Corp.	28,000	4,516
	Chubb Ltd.	2,307	316
			860,385
Health Care (27.7%)
*	Biogen Inc.	2,356,100	645,147
	Eli Lilly & Co.	7,168,400	554,619
	Amgen Inc.	3,115,700	531,165
*	BioMarin
	Pharmaceutical Inc.	5,060,680	410,269

12

Capital Opportunity Fund

			Market
			Value•
		Shares	($000)
*	Alkermes plc	6,687,863	387,629
	Roche Holding AG	1,291,900	296,310
*	Illumina Inc.	1,037,400	245,262
	Novartis AG ADR	2,942,100	237,869
*	QIAGEN NV	7,150,500	231,033
*	Boston Scientific Corp.	6,343,276	173,298
	Bristol-Myers Squibb
	Co.	2,621,526	165,812
*,^	Seattle Genetics Inc.	2,409,900	126,134
	Thermo Fisher
	Scientific Inc.	589,164	121,639
	Medtronic plc	1,081,000	86,718
	PerkinElmer Inc.	1,004,000	76,023
*	Edwards Lifesciences
	Corp.	535,000	74,643
	Abbott Laboratories	1,219,200	73,055
	AstraZeneca plc ADR	1,696,000	59,309
*	Charles River
	Laboratories
	International Inc.	383,000	40,881
*	Waters Corp.	129,000	25,626
	Zimmer Biomet
	Holdings Inc.	180,800	19,714
	Agilent Technologies Inc.	216,000	14,450
*	BeiGene Ltd. ADR	85,194	14,313
*	ImmunoGen Inc.	898,300	9,450
*,1	Siemens Healthineers
	AG	136,900	5,626
*	Cerner Corp.	9,400	545
			4,626,539
Industrials (18.0%)
	Southwest Airlines Co.	9,896,400	566,866
	FedEx Corp.	2,106,274	505,738
*	United Continental
	Holdings Inc.	5,603,300	389,261
	Airbus SE	2,595,700	300,333
	American Airlines
	Group Inc.	5,679,848	295,125
	Delta Air Lines Inc.	4,200,000	230,202
	Jacobs Engineering
	Group Inc.	2,177,919	128,824
*	JetBlue Airways Corp.	6,325,950	128,543
	Caterpillar Inc.	530,100	78,126
*	AECOM	1,900,600	67,718
	Rockwell Automation
	Inc.	342,600	59,681
^	Ritchie Bros
	Auctioneers Inc.	1,696,546	53,390
	Curtiss-Wright Corp.	328,400	44,357
	Textron Inc.	621,000	36,620
	IDEX Corp.	240,800	34,316
*	Ryanair Holdings plc
	ADR	265,000	32,555
	Old Dominion Freight
	Line Inc.	165,500	24,324

	Union Pacific Corp.	100,000	13,443
	Spirit AeroSystems
	Holdings Inc. Class A	139,600	11,685
	Boeing Co.	32,000	10,492
*	Spirit Airlines Inc.	18,056	682
			3,012,281
Information Technology (36.3%)
	NVIDIA Corp.	1,880,030	435,396
*	Adobe Systems Inc.	2,006,200	433,500
	NetApp Inc.	6,991,600	431,312
*	Alibaba Group Holding
	Ltd. ADR	2,108,400	386,976
	Texas Instruments Inc.	3,603,950	374,414
*	Micron Technology Inc.	6,787,800	353,916
	Microsoft Corp.	3,730,800	340,510
*	Alphabet Inc. Class C	263,948	272,339
*	Alphabet Inc. Class A	255,120	264,595
*	Splunk Inc.	2,564,698	252,341
*	Flex Ltd.	14,590,302	238,260
*	Trimble Inc.	5,047,300	181,097
	Corning Inc.	6,410,500	178,725
*	Cree Inc.	3,701,000	149,187
	KLA-Tencor Corp.	1,305,000	142,258
^	ASML Holding NV	713,300	141,633
	QUALCOMM Inc.	2,459,700	136,292
	Visa Inc. Class A	1,068,800	127,850
*,2	Descartes Systems
	Group Inc.	4,258,300	121,574
*	BlackBerry Ltd.	8,826,500	101,505
*,^	VMware Inc. Class A	641,600	77,807
	Plantronics Inc.	1,078,900	65,133
	Entegris Inc.	1,781,000	61,979
	HP Inc.	2,683,200	58,816
	Hewlett Packard
	Enterprise Co.	3,329,865	58,406
*	Electronic Arts Inc.	450,000	54,558
*	Rambus Inc.	3,840,000	51,571
	Intuit Inc.	270,000	46,804
*	PayPal Holdings Inc.	535,000	40,590
*	Altaba Inc.	491,800	36,413
*	Keysight Technologies
	Inc.	675,000	35,363
*	FormFactor Inc.	2,577,800	35,187
*	Nuance
	Communications Inc.	2,229,000	35,107
*	eBay Inc.	806,400	32,450
	Jabil Inc.	1,115,800	32,057
	Analog Devices Inc.	348,200	31,731
*,^	Telefonaktiebolaget LM
	Ericsson ADR	4,437,500	28,400
*	Dell Technologies Inc.
	Class V	386,606	28,303
	Teradyne Inc.	592,000	27,060
	Mastercard Inc. Class A	151,000	26,449
	Western Digital Corp.	262,000	24,175

13

Capital Opportunity Fund

		Market
		Value•
	Shares	($000)
DXC Technology Co.	198,300	19,935
* Facebook Inc. Class A	113,700	18,168
Apple Inc.	100,100	16,795
* salesforce.com Inc.	132,300	15,386
Intel Corp.	290,000	15,103
Booz Allen Hamilton
Holding Corp. Class A	216,350	8,377
* Autodesk Inc.	55,000	6,907
Micro Focus International
plc ADR	438,010	6,150
* Arista Networks Inc.	1,100	281
		6,059,141
Materials (1.5%)
Monsanto Co.	2,173,986	253,683

Telecommunication Services (0.0%)
* T-Mobile US Inc.	20,500	1,252
* Sprint Corp.	215,800	1,053
		2,305
Total Common Stocks
(Cost $7,007,244)		16,258,252
Temporary Cash Investment (3.5%)
Money Market Fund (3.5%)
[3,4] Vanguard Market
Liquidity Fund, 1.775%
(Cost $592,236)	5,922,810	592,281
Total Investments (100.9%)
(Cost $7,599,480)		16,850,533

		Amount
		($000)
Other Assets and Liabilities (-0.9%)
Other Assets
Investment in Vanguard		921
Receivables for Accrued Income		22,461
Receivables for Capital Shares Issued		10,837
Other Assets		639
Total Other Assets		34,858
Liabilities
Payables for Investment Securities
Purchased		(1,922)
Collateral for Securities on Loan		(125,992)
Payables for Capital Shares Redeemed		(32,088)
Payables to Vanguard		(26,816)
Total Liabilities		(186,818)
Net Assets (100%)		16,698,573

At March 31, 2018, net assets consisted of:
Amount
($000)
Paid-in Capital	6,675,849
Undistributed Net Investment Income	23,003
Accumulated Net Realized Gains	748,355
Unrealized Appreciation (Depreciation)
Investment Securities	9,251,053
Foreign Currencies	313
Net Assets	16,698,573

Investor Shares—Net Assets
Applicable to 30,894,692 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	2,089,772
Net Asset Value Per Share—
Investor Shares	$67.64

Admiral Shares—Net Assets
Applicable to 93,484,982 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	14,608,801
Net Asset Value Per Share—
Admiral Shares	$156.27

• See Note A in Notes to Financial Statements.
* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $125,613,000.
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2018, the value of this security represented 0.0% of net assets.
2 Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4 Includes $125,992,000 of collateral received for securities on loan.
ADR—American Depositary Receipt.

See accompanying Notes, which are an integral part of the Financial Statements.

14

Capital Opportunity Fund

Statement of Operations

Six Months Ended
March 31, 2018
($000)
Investment Income
Income
Dividends—Unaffiliated Issuers[1]	87,139
Interest—Affiliated Issuers	2,691
Securities Lending—Net	367
Total Income	90,197
Expenses
Investment Advisory Fees—Note B	19,686
The Vanguard Group—Note C
Management and Administrative—Investor Shares	1,940
Management and Administrative—Admiral Shares	8,870
Marketing and Distribution—Investor Shares	153
Marketing and Distribution—Admiral Shares	302
Custodian Fees	265
Shareholders’ Reports and Proxy—Investor Shares	29
Shareholders’ Reports and Proxy—Admiral Shares	52
Trustees’ Fees and Expenses	11
Total Expenses	31,308
Net Investment Income	58,889
Realized Net Gain (Loss)
Investment Securities Sold—Unaffiliated Issuers	776,299
Investment Securities Sold—Affiliated Issuers	1,233
Foreign Currencies	26
Realized Net Gain (Loss)	777,558
Change in Unrealized Appreciation (Depreciation)
Investment Securities—Unaffiliated Issuers	408,438
Investment Securities—Affiliated Issuers	3,834
Foreign Currencies	87
Change in Unrealized Appreciation (Depreciation)	412,359
Net Increase (Decrease) in Net Assets Resulting from Operations	1,248,806
1 Dividends are net of foreign withholding taxes of $3,132,000.

See accompanying Notes, which are an integral part of the Financial Statements.

15

Capital Opportunity Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	March 31,	September 30,
	2018	2017
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	58,889	117,929
Realized Net Gain (Loss)	777,558	1,284,346
Change in Unrealized Appreciation (Depreciation)	412,359	2,020,787
Net Increase (Decrease) in Net Assets Resulting from Operations	1,248,806	3,423,062
Distributions
Net Investment Income
Investor Shares	(13,842)	(14,079)
Admiral Shares	(92,824)	(87,144)
Realized Capital Gain[1]
Investor Shares	(79,440)	(101,804)
Admiral Shares	(536,203)	(559,370)
Total Distributions	(722,309)	(762,397)
Capital Share Transactions
Investor Shares	(163,453)	(329,656)
Admiral Shares	533,056	(255,195)
Net Increase (Decrease) from Capital Share Transactions	369,603	(584,851)
Total Increase (Decrease)	896,100	2,075,814
Net Assets
Beginning of Period	15,802,473	13,726,659
End of Period[2]	16,698,573	15,802,473

1 Includes fiscal 2018 and 2017 short-term gain distributions totaling $16,130,000 and $10,182,000, respectively. Short-term gain distributions are treated as ordinary income dividends for tax purposes.
2 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $23,003,000 and $70,754,000.

See accompanying Notes, which are an integral part of the Financial Statements.

16

Capital Opportunity Fund

Financial Highlights

Investor Shares
Six Months
	Ended
For a Share Outstanding	March 31,			Year Ended September 30,
Throughout Each Period	2018	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$65.51	$54.99	$50.25	$51.42	$44.57	$33.22
Investment Operations
Net Investment Income	. 218[1]	.429[1]	.375	.349	.272	.270
Net Realized and Unrealized Gain (Loss)
on Investments	4.937	13.136	7.090	.666	8.314	12.395
Total from Investment Operations	5.155	13.565	7.465	1.015	8.586	12.665
Distributions
Dividends from Net Investment Income	(. 449)	(. 370)	(. 299)	(. 308)	(. 072) [2]	(.385)[2]
Distributions from Realized Capital Gains	(2.576)	(2.675)	(2.426)	(1.877)	(1.664)	(.930)
Total Distributions	(3.025)	(3.045)	(2.725)	(2.185)	(1.736)	(1.315)
Net Asset Value, End of Period	$67.64	$65.51	$54.99	$50.25	$51.42	$44.57

Total Return[3]	7.90%	25.77%	15.20%	1.72%	19.85%	39.40%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,090	$2,182	$2,134	$2,283	$2,793	$2,720
Ratio of Total Expenses to
Average Net Assets	0.44%	0.44%	0.45%	0.45%	0.47%	0.48%
Ratio of Net Investment Income to
Average Net Assets	0.64%	0.73%	0.73%	0.65%	0.57%	0.68%
Portfolio Turnover Rate	12%	9%	6%	7%	7%	9%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.
1 Calculated based on average shares outstanding.
2 Fiscal 2013 dividends from net investment income include $.157 per share from a dividend received from ASML Holding NV.
Subsequent to the payment of the fund’s dividend from net investment income in December 2012, the ASML dividend was reallocated to return of capital. The reallocation reduced the fund’s dividend from net investment income in December 2013.
The reallocation had no impact on net assets, net asset values per share, or total returns.
3 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

17

Capital Opportunity Fund

Financial Highlights

Admiral Shares
Six Months
	Ended
For a Share Outstanding	March 31,			Year Ended September 30,
Throughout Each Period	2018	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$151.28	$127.00	$116.06	$118.79	$102.97	$76.75
Investment Operations
Net Investment Income	. 563[1]	1.084[1]	.965	.916	.728	.707
Net Realized and Unrealized Gain (Loss)
on Investments	11.407	30.333	16.366	1.504	19.185	28.613
Total from Investment Operations	11.970	31.417	17.331	2.420	19.913	29.320
Distributions
Dividends from Net Investment Income	(1.030)	(. 962)	(.791)	(. 816)	(. 251) [2]	(.953)[2]
Distributions from Realized Capital Gains	(5.950)	(6.175)	(5.600)	(4.334)	(3.842)	(2.147)
Total Distributions	(6.980)	(7.137)	(6.391)	(5.150)	(4.093)	(3.100)
Net Asset Value, End of Period	$156.27	$151.28	$127.00	$116.06	$118.79	$102.97

Total Return[3]	7.94%	25.86%	15.28%	1.78%	19.94%	39.50%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$14,609	$13,621	$11,593	$10,579	$10,051	$7,927
Ratio of Total Expenses to
Average Net Assets	0.37%	0.37%	0.38%	0.38%	0.40%	0.41%
Ratio of Net Investment Income to
Average Net Assets	0.71%	0.80%	0.80%	0.72%	0.64%	0.75%
Portfolio Turnover Rate	12%	9%	6%	7%	7%	9%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.
1 Calculated based on average shares outstanding.
2 Fiscal 2013 dividends from net investment income include $.363 per share from a dividend received from ASML Holding NV. Subsequent to the payment of the fund’s dividend from net investment income in December 2012, the ASML dividend was reallocated to return of capital. The reallocation reduced the fund’s dividend from net investment income in December 2013. The reallocation had no impact on net assets, net asset values per share, or total returns.
3 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

18

Capital Opportunity Fund

Notes to Financial Statements

Vanguard Capital Opportunity Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (September 30, 2014–2017), and for the period ended March 31, 2018, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its

19

Capital Opportunity Fund

counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

6. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at March 31, 2018, or at any time during the period then ended.

7. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and the proxy. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. PRIMECAP Management Company provides investment advisory services to the fund for a fee calculated at an annual percentage rate of average net assets. For the six months ended March 31, 2018, the investment advisory fee represented an effective annual rate of 0.24% of the fund’s average net assets.

C. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of

20

Capital Opportunity Fund

operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At March 31, 2018, the fund had contributed to Vanguard capital in the amount of $921,000, representing 0.01% of the fund’s net assets and 0.37% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

D. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

The following table summarizes the market value of the fund’s investments as of March 31, 2018, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	15,655,983	602,269	—
Temporary Cash Investments	592,281	—	—
Total	16,248,264	602,269	—

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes. The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year.

At March 31, 2018, the cost of investment securities for tax purposes was $7,599,480,000. Net unrealized appreciation of investment securities for tax purposes was $9,251,053,000, consisting of unrealized gains of $9,421,804,000 on securities that had risen in value since their purchase and $170,751,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the six months ended March 31, 2018, the fund purchased $939,592,000 of investment securities and sold $1,261,035,000 of investment securities, other than temporary cash investments.

21

Capital Opportunity Fund

G. Capital share transactions for each class of shares were:
	Six Months Ended			Year Ended
	March 31, 2018		September 30, 2017
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	198,911	2,892	278,625	4,772
Issued in Lieu of Cash Distributions	87,895	1,308	110,061	2,014
Redeemed	(450,259)	(6,614)	(718,342)	(12,285)
Net Increase (Decrease)—Investor Shares	(163,453)	(2,414)	(329,656)	(5,499)
Admiral Shares
Issued	646,280	4,100	1,019,007	7,552
Issued in Lieu of Cash Distributions	566,776	3,652	586,712	4,653
Redeemed	(680,000)	(4,304)	(1,860,914)	(13,446)
Net Increase (Decrease)—Admiral Shares	533,056	3,448	(255,195)	(1,241)

H. Certain of the fund’s investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company or the issuer is another member of The Vanguard Group. Transactions during the period in securities of these companies were as follows:

					Current Period Transactions
	Sept. 30,		Proceeds	Realized				March 31,
	2017		from	Net	Change in		Capital Gain	2018
	Market	Purchases	Securities	Gain	Unrealized		Distributions	Market
	Value	at Cost	Sold	(Loss)	App. (Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Descartes Systems
Group Inc.	119,186	—	2,758	1,282	3,864	—	—	121,574
Vanguard Market
Liquidity Fund	541,459	NA1	NA1	(49)	(30)	2,691	—	592,281
Total	660,645			1,233	3,834	2,691	—	713,855

1 Not applicable—purchases and sales are for temporary cash investment purposes.

I. Management has determined that no material events or transactions occurred subsequent to March 31, 2018, that would require recognition or disclosure in these financial statements.

22

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

23

Six Months Ended March 31, 2018
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Capital Opportunity Fund	9/30/2017	3/31/2018	Period
Based on Actual Fund Return
Investor Shares	$1,000.00	$1,079.00	$2.28
Admiral Shares	1,000.00	1,079.45	1.92
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,022.74	$2.22
Admiral Shares	1,000.00	1,023.09	1.87

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.44% for Investor Shares and 0.37% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (182/365).

24

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Capital Opportunity Fund has renewed the fund’s investment advisory arrangement with PRIMECAP Management Company (PRIMECAP Management). The board determined that renewing the fund’s advisory arrangement was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the fund’s investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that PRIMECAP Management, founded in 1983, is recognized for its long-term approach to growth-equity investing. The portfolio managers are responsible for separate sub-portfolios, and each portfolio manager employs a fundamental, research-driven approach in seeking to identify companies with long-term growth potential that the market has yet to appreciate. The multi-counselor approach that the advisor employs is designed to emphasize individual decision-making and enable the portfolio managers to invest only in their highest-conviction ideas. PRIMECAP Management’s fundamental research focuses on developing opinions independent from Wall Street’s consensus and maintaining a long-term horizon. PRIMECAP Management has managed the fund since 1998.

The board concluded that the advisor’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangement should continue. Information about the fund’s most recent performance can be found in the Performance Summary section of this report.

25

Cost

The board concluded that the fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the fund’s advisory fee rate was also well below its peer-group average. Information about the fund’s expense ratio appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements section, which also includes information about the fund’s advisory fee rate.

The board did not consider the profitability of PRIMECAP Management in determining whether to approve the advisory fee, because PRIMECAP Management is independent of Vanguard and the advisory fee is the result of arm’s-length negotiations.

The benefit of economies of scale

The board concluded that the fund’s shareholders benefit from economies of scale because of breakpoints in the fund’s advisory fee schedule. The breakpoints reduce the effective rate of the fee as the fund’s assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

26

Glossary

30-Day SEC Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (for bonds), its actual income (for asset-backed securities), or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Dividend Yield. Dividend income earned by stocks, expressed as a percentage of the aggregate market value (or of net asset value, for a fund). The yield is determined by dividing the amount of the annual dividends by the aggregate value (or net asset value) at the end of the period. For a fund, the dividend yield is based solely on stock holdings and does not include any income produced by other investments.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Foreign Holdings. The percentage of a fund represented by securities or depositary receipts of companies based outside the United States.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share.

For a fund, the weighted average price/book ratio of the stocks it holds.

27

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

28

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

29

This page intentionally left blank.

The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 208 Vanguard funds.

Information for each trustee and executive officer of the fund appears below. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

Interested Trustees1

F. William McNabb III

Born in 1957. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: chairman of the board (January 2010–present) of Vanguard and of each of the investment companies served by Vanguard, trustee (2009–present) of each of the investment companies served by Vanguard, and director (2008–present) of Vanguard. Chief executive officer and president (2008–2017) of Vanguard and each of the investment companies served by Vanguard, managing director (1995–2008) of Vanguard, and director (1997–2018) of Vanguard Marketing Corporation. Director (2018–present) of UnitedHealth Group.

Mortimer J. Buckley

Born in 1969. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chief executive officer (January 2018–present) of Vanguard; chief executive officer, president, and trustee (January 2018–present) of each of the investment companies served by Vanguard; president and director (2017–present) of Vanguard; and president (February 2018–present) of Vanguard Marketing Corporation. Chief investment officer (2013–2017), managing director (2002–2017), head of the Retail Investor Group (2006–2012), and chief information officer (2001–2006) of Vanguard. Chairman of the board (2011–2017) of the Children’s Hospital of Philadelphia.

Independent Trustees

Emerson U. Fullwood

Born in 1948. Trustee since January 2008. Principal occupation(s) during the past five years and other experience: executive chief staff and marketing officer for North America and corporate vice president (retired 2008) of Xerox Corporation (document management products and services). Former president of the Worldwide Channels Group, Latin America, and Worldwide Customer Service and executive chief staff officer of Developing Markets of Xerox. Executive in residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology. Lead director of SPX FLOW, Inc. (multi-industry manufacturing). Director of the University of Rochester Medical Center, the Monroe Community College Foundation, the United Way of Rochester, North Carolina A&T University, and Roberts Wesleyan College. Trustee of the University of Rochester.

Amy Gutmann

Born in 1949. Trustee since June 2006. Principal occupation(s) during the past five years and other experience: president (2004–present) of the University of Pennsylvania. Christopher H. Browne Distinguished Professor of Political Science, School of Arts and Sciences, and professor of communication, Annenberg School for Communication, with secondary faculty appointments in the Department of Philosophy, School of Arts and Sciences, and at the Graduate School of Education, University of Pennsylvania. Trustee of the National Constitution Center.

1 Mr. McNabb and Mr. Buckley are considered “interested persons,” as defined in the Investment Company Act of 1940, because they are officers of the Vanguard funds.

JoAnn Heffernan Heisen

Born in 1950. Trustee since July 1998. Principal occupation(s) during the past five years and other experience: corporate vice president of Johnson & Johnson (pharmaceuticals/medical devices/consumer products) and member of its executive committee (1997–2008). Chief global diversity officer (retired 2008), vice president and chief information officer (1997–2006), controller (1995–1997), treasurer (1991–1995), and assistant treasurer (1989–1991) of Johnson & Johnson. Director of Skytop Lodge Corporation (hotels) and the Robert Wood Johnson Foundation. Member of the advisory board of the Institute for Women’s Leadership at Rutgers University.

F. Joseph Loughrey

Born in 1949. Trustee since October 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2009) and vice chairman of the board (2008–2009) of Cummins Inc. (industrial machinery). Chairman of the board of Hillenbrand, Inc. (specialized consumer services), Oxfam America, and the Lumina Foundation for Education. Director of the V Foundation for Cancer Research. Member of the advisory council for the College of Arts and Letters and chair of the advisory board to the Kellogg Institute for International Studies, both at the University of Notre Dame.

Mark Loughridge

Born in 1953. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: senior vice president and chief financial officer (retired 2013) of IBM (information technology services). Fiduciary member of IBM’s Retirement Plan Committee (2004–2013), senior vice president and general manager (2002–2004) of IBM Global Financing, vice president and controller (1998–2002) of IBM, and a variety of other prior management roles at IBM. Member of the Council on Chicago Booth.

Scott C. Malpass

Born in 1962. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: chief investment officer (1989–present) and vice president (1996–present) of the University of Notre Dame. Assistant professor of finance at the Mendoza College of Business, University of Notre Dame, and member of the Notre Dame 403(b) Investment Committee. Chairman of the board of TIFF Advisory Services, Inc. Member of the board of Catholic Investment Services, Inc. (investment advisors), the board of advisors for Spruceview Capital Partners, and the board of superintendence of the Institute for the Works of Religion.

Deanna Mulligan

Born in 1963. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: president (2010–present) and chief executive officer (2011–present) of The Guardian Life Insurance Company of America. Chief operating officer (2010–2011) and executive vice president (2008–2010) of Individual Life and Disability of The Guardian Life Insurance Company of America. Member of the board of The Guardian Life Insurance Company of America, the American Council of Life Insurers, the Partnership for New York City (business leadership), and the Committee Encouraging Corporate Philanthropy. Trustee of the Economic Club of New York and the Bruce Museum (arts and science). Member of the Advisory Council for the Stanford Graduate School of Business.

André F. Perold

Born in 1952. Trustee since December 2004. Principal occupation(s) during the past five years and other experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011). Chief investment officer and co-managing partner of HighVista Strategies LLC (private investment firm). Overseer of the Museum of Fine Arts Boston.

Sarah Bloom Raskin

Born in 1961. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: deputy secretary (2014–2017) of the United States Department of the Treasury. Governor (2010–2014) of the Federal Reserve Board. Commissioner (2007–2010) of financial regulation for the State of Maryland. Member of the board of directors (2012–2014) of Neighborhood Reinvestment Corporation. Director of i(x) Investments, LLC.

Peter F. Volanakis

Born in 1955. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2010) of Corning Incorporated (communications equipment) and director of Corning Incorporated (2000–2010) and Dow Corning (2001–2010). Director (2012) of SPX Corporation (multi-industry manufacturing). Overseer of the Amos Tuck School of Business Administration, Dartmouth College (2001–2013). Chairman of the board of trustees of Colby-Sawyer College. Member of the Board of Hypertherm Inc. (industrial cutting systems, software, and consumables).

Executive Officers

Glenn Booraem

Born in 1967. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Investment stewardship officer (2017–present), treasurer (2015–2017), controller (2010–2015), and assistant controller (2001–2010) of each of the investment companies served by Vanguard.

Christine M. Buchanan

Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard and global head of Fund Administration at Vanguard. Treasurer (2017–present) of each of the investment companies served by Vanguard. Partner (2005–2017) at KPMG LLP (audit, tax, and advisory services).

Brian Dvorak

Born in 1973. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief compliance officer (2017–present) of Vanguard and each of the investment companies served by Vanguard. Assistant vice president (2017–present) of Vanguard Marketing Corporation. Vice president and director of Enterprise Risk Management (2011–2013) at Oppenheimer Funds, Inc.

Thomas J. Higgins

Born in 1957. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief financial officer (2008–present) and treasurer (1998–2008) of each of the investment companies served by Vanguard.

Peter Mahoney

Born in 1974. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Controller (2015–present) of each of the investment companies served by Vanguard. Head of International Fund Services (2008–2014) at Vanguard.

Anne E. Robinson

Born in 1970. Principal occupation(s) during the past five years and other experience: general counsel (2016–present) of Vanguard. Secretary (2016–present) of Vanguard and of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Director and senior vice president (2016–2018) of Vanguard Marketing Corporation. Managing director and general counsel of Global Cards and Consumer Services (2014–2016) at Citigroup. Counsel (2003–2014) at American Express.

Michael Rollings

Born in 1963. Principal occupation(s) during the past five years and other experience: finance director (2017–present) and treasurer (2017) of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Chief financial officer (2016–present) of Vanguard. Director (2016–present) of Vanguard Marketing Corporation. Executive vice president and chief financial officer (2006–2016) of MassMutual Financial Group.

Vanguard Senior Management Team

Mortimer J. Buckley	James M. Norris
Gregory Davis	Thomas M. Rampulla
John James	Karin A. Risi
Martha G. King	Anne E. Robinson
John T. Marcante	Michael Rollings
Chris D. McIsaac

Chairman Emeritus and Senior Advisor

John J. Brennan
Chairman, 1996–2009
Chief Executive Officer and President, 1996–2008

Founder

John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

P.O. Box 2600 Valley Forge, PA 19482-2600
Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447	Source for Bloomberg Barclays indexes: Bloomberg
Direct Investor Account Services > 800-662-2739	Index Services Limited. Copyright 2018, Bloomberg. All
rights reserved.
Institutional Investor Services > 800-523-1036
Text Telephone for People
Who Are Deaf or Hard of Hearing > 800-749-7273

This material may be used in conjunction
with the offering of shares of any Vanguard
fund only if preceded or accompanied by
the fund’s current prospectus.

All comparative mutual fund data are from Lipper, a
Thomson Reuters Company, or Morningstar, Inc., unless
otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via email addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.
© 2018 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q1112 052018

Semiannual Report | March 31, 2018
Vanguard Global Equity Fund

Vanguard’s Principles for Investing Success

We want to give you the best chance of investment success. These principles, grounded in Vanguard’s research and experience, can put you on the right path.

Goals. Create clear, appropriate investment goals.

Balance. Develop a suitable asset allocation using broadly diversified funds. Cost. Minimize cost.

Discipline. Maintain perspective and long-term discipline.

A single theme unites these principles: Focus on the things you can control.

We believe there is no wiser course for any investor.

Contents
Your Fund’s Performance at a Glance.	1
CEO’s Perspective.	2
Advisors’ Report.	4
Results of Proxy Voting.	8
Fund Profile.	9
Performance Summary.	11
Financial Statements.	12
About Your Fund’s Expenses.	30
Trustees Approve Advisory Arrangements.	32
Glossary.	34

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

See the Glossary for definitions of investment terms used in this report.

About the cover: Nautical images have been part of Vanguard’s rich heritage since its start in 1975. For an incoming ship, a lighthouse offers a beacon and safe path to shore. You can similarly depend on Vanguard to put you first––and light the way––as you strive to meet your financial goals. Our client focus and low costs, stemming from our unique ownership structure, assure that your interests are paramount.

Your Fund’s Performance at a Glance

• For the six months ended March 31, 2018, Vanguard Global Equity Fund returned more than 6%, more than a percentage point ahead of both its benchmark and the average return of its peers.

• In the United States, a new tax law and strong earnings announcements pushed the Standard & Poor’s 500 Index to a record high at the end of January. Developed Europe and Asia-Pacific stocks also rose.

• The advisors added value in North America and Europe. Among countries, the United States was the fund’s most notable outperformer.

• All but one of the 11 sectors represented in the fund advanced, the fund’s stock selection added value in eight of the 11 sectors. Health care, financials, and utilities contributed the most to the fund’s relative performance; information technology detracted the most from it.

Total Returns: Six Months Ended March 31, 2018
Total
Returns
Vanguard Global Equity Fund	6.19%
MSCI All Country World Index	4.71
Global Funds Average	4.47
Global Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Expense Ratios
Your Fund Compared With Its Peer Group
		Peer Group
	Fund	Average
Global Equity Fund	0.48%	1.18%

The fund expense ratio shown is from the prospectus dated January 25, 2018, and represents estimated costs for the current fiscal year. For the six months ended March 31, 2018, the fund’s annualized expense ratio was 0.48%. The peer-group expense ratio is derived from data provided by Lipper, a Thomson Reuters Company, and captures information through year-end 2017.

Peer group: Global Funds.

CEO’s Perspective

Tim Buckley
President and Chief Executive Officer

Dear Shareholder,

I feel extremely fortunate to have the chance to lead a company filled with people who come to work every day passionate about Vanguard’s core purpose: to take a stand for all investors, to treat them fairly, and to give them the best chance for investment success.

When I joined Vanguard in 1991, I found a mission-driven team focused on improving lives—helping people retire more comfortably, put their children through college, and achieve financial security. I also found a company with purpose in an industry ripe for improvement.

It was clear, even early in my career, that the cards were stacked against most investors. Hidden fees, performance-chasing, and poor advice were relentlessly eroding investors’ dreams.

We knew Vanguard could be different and, as a result, could make a real difference. We have lowered the costs of investing for our shareholders significantly. And we’re proud of the performance of our funds.

Vanguard is built for Vanguard investors—we focus solely on you, our fund shareholders. Everything we do is designed to give our clients the best chance for investment success. In my role as CEO, I’ll keep this priority front and center. We’re proud of what we’ve achieved, but we’re even more excited about what’s to come.

Steady, time-tested guidance

Our guidance for investors, as always, is to stay the course, tune out the hyperbolic headlines, and focus on your goals and what you can control, such as costs and how much you save. This time-tested advice has served our clients well over the decades.

Regardless of how the markets perform in the short term, I’m incredibly optimistic about the future for our investors. We have a dedicated team serving you, and we will never stop striving to make Vanguard the best place for you to invest through our high-quality funds and services, advice and guidance to help you meet your financial goals, and an experience that makes you feel good about entrusting us with your hard-earned savings.

Thank you for your continued loyalty.

Sincerely,

Mortimer J. Buckley

President and Chief Executive Officer

April 13, 2018

Market Barometer
			Total Returns
		Periods Ended March 31, 2018
	Six	One	Five Years
	Months	Year	(Annualized)
Stocks
Russell 1000 Index (Large-caps)	5.85%	13.98%	13.17%
Russell 2000 Index (Small-caps)	3.25	11.79	11.47
Russell 3000 Index (Broad U.S. market)	5.65	13.81	13.03
FTSE All-World ex US Index (International)	4.03	16.45	6.30

Bonds
Bloomberg Barclays U.S. Aggregate Bond Index
(Broad taxable market)	-1.08%	1.20%	1.82%
Bloomberg Barclays Municipal Bond Index
(Broad tax-exempt market)	-0.37	2.66	2.73
Citigroup Three-Month U.S. Treasury Bill Index	0.63	1.07	0.30

CPI
Consumer Price Index	1.11%	2.36%	1.40%

Advisors’ Report

For the six months ended March 31, 2018, Vanguard Global Equity Fund returned 6.19%, more than both its benchmark, the MSCI All Country World Index, and the average return of its peer funds.

Your fund is managed by three independent investment advisors, a strategy that enhances the fund’s diversification by providing exposure to distinct yet complementary investment approaches. It’s not uncommon for different advisors to have different views about individual securities or the broader investment environment.

The advisors, the amount and percentage of fund assets each manages, and a brief description of their investment strategies are presented in the table below. Each advisor has also prepared a discussion of the investment environment that existed during the period and its effect on portfolio positioning. These comments were prepared on April 19, 2018.

Vanguard Global Equity Fund Investment Advisors

	Fund Assets Managed
Investment Advisor	%	$ Million	Investment Strategy
Baillie Gifford Overseas Ltd.	35	2,018	A long-term, active, bottom-up investment
			approach is used to identify companies that can
			generate above-average growth in earnings and
			cash flow.
Marathon Asset Management	32	1,852	A long-term and contrarian investment
LLP			philosophy and process with a focus on
			industry capital cycle analysis and in-depth
			management assessment.
Acadian Asset Management LLC	31	1,790	A quantitative, active, bottom-up investment
			process that combines stock and peer-group
			valuation to arrive at a return forecast for each
			of more than 40,000 securities in the global
			universe.
Cash Investments	2	125	These short-term reserves are invested by
			Vanguard in equity index products to simulate
			investment in stocks. Each advisor may also
			maintain a modest cash position.

Baillie Gifford Overseas Ltd.

Portfolio Managers: Charles Plowden, Joint Senior Partner and Lead Portfolio Manager Spencer Adair, CFA, Partner and Investment Manager, Global Alpha Strategy Malcolm MacColl, Partner and Investment Manager, Global Alpha Strategy

As we look back on any given period, our sense of it tends to be heavily affected by the most recent and most headline-grabbing events. The period under review is no different. Since the end of 2017, markets have been spooked by the specter of rising rates, the integrity with which technology platforms use data, and a move toward protectionist tariffs. Yet the underreported good news is that a continued acceleration in the global economy has delivered excellent fundamental progress for the companies we invest in.

An environment where companies are seeing increasing earnings or cash flows suits our investing style. We believe that share prices will ultimately follow these good fundamentals, so we focus on those companies most likely to deliver strong growth over the long term. Some of the biggest contributors to recent performance were Amazon, Royal Caribbean Cruises, Alibaba, AIA, Samsung Electronics, CRH, Fiat Chrysler Automobiles, Atlas Copco, and NVIDIA—all of which delivered 25%

or more earnings growth for calendar 2017. These companies represent a broad spectrum of exposures, from cruise holidays and automobiles to industrial compressors and sophisticated semiconductors.

A good deal of our focus over the period has been on a key portfolio theme: diversification. We have looked to harvest some of the gains in two areas where the market is recognizing progress: technology and American cyclicals. For example, we have reduced our holdings in Amazon, Alphabet and Royal Caribbean. At the same time, we have diversified into companies whose attractiveness is currently unrecognized by the market. Some of the new purchases include Philips Lighting (LED lighting), Persol (Japanese recruitment), Arthur J. Gallagher (insurance broker), Pernod Ricard (premium spirits), Thermo Fisher Scientific (scientific analysis), Orica (explosives), and Sumitomo Mitsui Trust (a Japanese bank).

Although our portfolio turnover remains low, we are heartened to see such a comprehensive spread of new ideas.

We remain enthusiastic about the recovery of the global economy, technological progress in areas such as health and online platforms, and the continuing growth in Asian consumer demand.

It is still an exciting time for growth investors, and we remain confident that the portfolio is well positioned for the long term.

Marathon Asset Management LLP

Portfolio Managers:

Neil M. Ostrer, Co-Head of Global Equity

William J. Arah, Co-Head of Global Equity

Toward the end of the six months, global equity markets ended their long stretch of gains with a period of high volatility. Our portfolio’s returns were largely the result of stock selection and currency effect, with overweighted exposure to the Korean won and the Japanese yen the main drivers of the currency effect.

An underweighting of the health care and real estate sectors, along with stock selection within consumer staples, helped performance. Strong stock selection in emerging markets and the United States more than offset weak selection in the Pacific ex-Japan region (especially Hong Kong).

At the stock level, Estee Lauder continued to rise on strong earnings and faster growth than its peers, and Intel’s shares were lifted by strong results and guidance. Our lack of several underperforming mega-capitalization benchmark stocks (including Exxon Mobil, General Electric, and AT&T) also boosted returns. At the other end of the performance tables, not holding Microsoft (which has benefited from improved margins and strong positioning in the cloud computing market) detracted most from relative performance.

Other detractors include an overweighted exposure to Hershey (downgraded by analysts after slow growth) and an underweighted exposure to Amazon (up by more than 50% in U.S. dollar terms on an improved revenue outlook). In Europe, U.K.-based Reckitt Benckiser, which lowered its 2018 guidance because of higher commodity costs and pricing pressures, detracted, as did an overweighted position in Nestle. In Japan, a lack of Sony offset positive contributions from cosmetics companies Kose and Kao. Stock selection in emerging markets boosted performance, with Taiwan holding Chroma Ate among the top contributors.

Acadian Asset Management LLC

Portfolio Managers: John R. Chisholm, CFA, Executive Vice President and Chief Investment Officer

Brendan O. Bradley, Ph.D., Senior Vice President and Director of Portfolio Management

Global equities began the period on a solid note: Key markets around the world rallied, spurred by solid corporate earnings and loose monetary policy as global economic growth became increasingly synchronized. After a strong start in the first weeks of the new year, volatility returned to markets. Against a backdrop of accelerating global growth, stocks pulled back amid indications of rising inflation and the prospect of higher interest rates in key markets. Toward the end of the period, concerns about U.S. trade policy and its impact around the globe also rattled markets.

Our portfolio remained focused on attractively valued stocks that appear likely to rise in price based on earnings data, price characteristics, and quality. Key overweight positions, the result of bottom-up stock selection, included Canada, South Korea, the United States, and Taiwan. We were most underweight in the United Kingdom, Japan, Switzerland, and France. The sector focus was on information technology and health care, and we were most underweight in financials and telecommunication services.

The portfolio’s investments in Finland, Canada, and Germany contributed most to return, with holdings in the United States, Taiwan, and Japan detracting. By country, underweighting Switzerland and overweighting South Korea and Malaysia helped performance. Overweighting Canada, along with underweighting China and Japan, detracted. By sector, our overweighting of information technology and underweighting telecommunication services helped results, while overweighting the health care sector hurt performance.

Economic growth continues to gain momentum across the globe, led by continued acceleration in the United States and the euro zone. There are, however, risks looming—foremost among them the possible effects of the protectionist trade policies that the United States is seeking to impose on its trading partners. Aside from trade, geopolitical risk continues around the globe, from Russia’s relationship with the West, to North Korea’s nuclear gamesmanship, to China’s territorial ambitions and recent consolidation of presidential power under Xi Jinping. Political risk is also a factor in Turkey and India—as well as in Western Europe, where the recent Italian elections highlighted the tensions that have been heightened by populist movements.

Results of Proxy Voting

At a special meeting of shareholders on November 15, 2017, fund shareholders approved the following proposals:

Proposal 1—Elect trustees for the fund.*

The individuals listed in the table below were elected as trustees for the fund. All trustees with the exception of Ms. Mulligan, Ms. Raskin, and Mr. Buckley (each of whom already serves as a director of The Vanguard Group, Inc.) served as trustees to the funds prior to the shareholder meeting.

			Percentage
Trustee	For	Withheld	For
Mortimer J. Buckley	390,898,841	14,469,177	96.4%
Emerson U. Fullwood	390,414,071	14,953,947	96.3%
Amy Gutmann	389,869,704	15,498,314	96.2%
JoAnn Heffernan Heisen	391,161,541	14,206,477	96.5%
F. Joseph Loughrey	390,797,905	14,570,113	96.4%
Mark Loughridge	390,774,200	14,593,818	96.4%
Scott C. Malpass	390,120,891	15,247,127	96.2%
F. William McNabb III	390,915,854	14,452,164	96.4%
Deanna Mulligan	390,950,137	14,417,881	96.4%
André F. Perold	385,233,851	20,134,166	95.0%
Sarah Bloom Raskin	390,673,444	14,694,574	96.4%
Peter F. Volanakis	390,773,896	14,594,122	96.4%
* Results are for all funds within the same trust.

Proposal 3—Approve a manager-of-managers arrangement with wholly owned subsidiaries of Vanguard.

This arrangement enables Vanguard or the fund to enter into and materially amend investment advisory arrangements with wholly owned subsidiaries of Vanguard, subject to the approval of the fund’s board of trustees and any conditions imposed by the Securities and Exchange Commission (SEC), while avoiding the costs and delays associated with obtaining future shareholder approval. The ability of the fund to operate in this manner is contingent upon the SEC’s approval of a pending application for an order of exemption.

				Broker	Percentage
Vanguard Fund	For	Abstain	Against	Non-Votes	For
Global Equity Fund	98,308,015	4,933,574	4,438,996	15,177,590	80.0%

Global Equity Fund

Fund Profile
As of March 31, 2018

Portfolio Characteristics
		MSCI All
		Country
	Fund	World Index
Number of Stocks	1,456	2,495
Median Market Cap	$27.4B	$54.2B
Price/Earnings Ratio	20.1x	19.1x
Price/Book Ratio	2.5x	2.2x
Return on Equity	15.0%	14.1%
Earnings Growth Rate	9.6%	8.9%
Dividend Yield	1.6%	2.3%
Turnover Rate
(Annualized)	39%	—
Ticker Symbol	VHGEX	—
Expense Ratio[1]	0.48%	—
Short-Term Reserves	1.4%	—

Sector Diversification (% of equity exposure)
		MSCI All
		Country
	Fund	World Index
Consumer Discretionary	13.9%	12.3%
Consumer Staples	9.0	8.4
Energy	3.8	6.2
Financials	20.7	18.7
Health Care	11.2	10.6
Industrials	12.1	10.8
Information Technology	21.9	18.8
Materials	4.4	5.4
Real Estate	1.4	3.0
Telecommunication Services	0.8	2.9
Utilities	0.8	2.9

Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.

Volatility Measures
MSCI All
Country
World Index
R-Squared	0.94
Beta	0.94

These measures show the degree and timing of the fund’s fluctuations compared with the index over 36 months.

Ten Largest Holdings (% of total net assets)
Alphabet Inc.	Internet Software &
	Services	2.1%
Amazon.com Inc.	Internet & Direct
	Marketing Retail	1.8
Naspers Ltd.	Cable & Satellite	1.3
Samsung Electronics Co. Technology
Ltd.	Hardware, Storage &
	Peripherals	1.3
Taiwan Semiconductor
Manufacturing Co. Ltd.	Semiconductors	1.2
Prudential plc	Life & Health
	Insurance	1.1
Berkshire Hathaway Inc. Multi-Sector
	Holdings	1.0
Microsoft Corp.	Systems Software	1.0
Apple Inc.	Technology
	Hardware, Storage &
	Peripherals	1.0
Coca-Cola Co.	Soft Drinks	1.0
Top Ten		12.8%

The holdings listed exclude any temporary cash investments and equity index products.

Allocation by Region (% of equity exposure)

1 The expense ratio shown is from the prospectus dated January 25, 2018, and represents estimated costs for the current fiscal year. For the six months ended March 31, 2018, the annualized expense ratio was 0.48%.

Global Equity Fund

Market Diversification (% of equity exposure)
		MSCI All
		Country
		World
	Fund	Index
Europe
United Kingdom	4.0%	5.6%
Germany	2.9	3.2
Switzerland	2.1	2.5
France	1.9	3.6
Ireland	1.6	0.2
Denmark	1.1	0.6
Netherlands	1.1	1.2
Sweden	1.0	0.9
Other	2.9	3.0
Subtotal	18.6%	20.8%
Pacific
Japan	6.7%	8.0%
South Korea	3.0	1.8
Australia	1.6	2.1
Hong Kong	1.5	1.2
Other	0.6	0.5
Subtotal	13.4%	13.6%
Emerging Markets
China	4.2%	3.7%
Taiwan	2.2	1.4
South Africa	1.9	0.8
India	1.3	1.0
Brazil	1.2	0.9
Other	3.1	2.5
Subtotal	13.9%	10.3%
North America
United States	50.2%	52.2%
Canada	3.6	2.9
Subtotal	53.8%	55.1%
Middle East
Other	0.3%	0.2%

Global Equity Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): September 30, 2007, Through March 31, 2018

Average annual total returns: periods ended march 31, 2018
	Inception	One	Five	Ten
	Date	Year	Years	Years
Global Equity Fund	8/14/1995	19.37%	10.89%	6.23%

See Financial Highlights for dividend and capital gains information.

Global Equity Fund

Financial Statements (unaudited)

Statement of Net Assets—Investments Summary
As of March 31, 2018

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on vanguard.com and on the Securities and Exchange Commission’s website (sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
Common Stocks
Australia †		85,192	1.5%

Austria †		11,445	0.2%

Belgium †		4,818	0.1%

[1]Brazil †		65,796	1.1%

Canada †		203,617	3.5%

Chile †		7,605	0.1%

China
* Alibaba Group Holding Ltd. ADR	255,418	46,879	0.8%
* Baidu Inc. ADR	120,849	26,972	0.5%
Industrial & Commercial Bank of China Ltd	. 19,956,000	17,305	0.3%
Agricultural Bank of China Ltd.	28,502,000	16,390	0.3%
PetroChina Co. Ltd.	17,026,000	11,844	0.2%
China Construction Bank Corp.	7,952,000	8,263	0.2%
CNOOC Ltd.	2,810,000	4,147	0.1%
China Shenhua Energy Co. Ltd.	952,500	2,393	0.0%
China Resources Beer Holdings Co. Ltd	. 408,658	1,787	0.0%
China Resources Cement Holdings Ltd	. 996,000	869	0.0%
China Merchants Port Holdings Co. Ltd.	236,000	524	0.0%
Dah Chong Hong Holdings Ltd.	249,000	126	0.0%
COSCO SHIPPING International Hong Kong Co. Ltd.	226,000	94	0.0%
Overseas Chinese Town Asia Holdings Ltd.	148,000	85	0.0%
Minmetals Land Ltd.	200,000	37	0.0%
China—Other †		93,937	1.6%
		231,652	4.0%

Global Equity Fund

		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
Colombia †		3,507	0.1%

Czech Republic †		1,540	0.0%

Denmark †		63,315	1.1%

Finland
Neste Oyj	432,018	30,131	0.5%
Finland—Other †		12,169	0.2%
		42,300	0.7%

France †		103,218	1.8%

Germany
SAP SE	429,798	44,977	0.8%
Deutsche Lufthansa AG	994,672	31,774	0.5%
Germany—Other †		80,087	1.4%
		156,838	2.7%

Greece †		6,639	0.1%

Hong Kong
AIA Group Ltd.	4,865,600	41,537	0.7%
Hong Kong—Other †		46,186	0.8%
		87,723	1.5%

Hungary †		1,064	0.0%

India
ICICI Bank Ltd.	6,894,073	29,624	0.5%
Housing Development Finance Corp. Ltd	. 966,990	27,197	0.5%
India—Other †		17,350	0.3%
		74,171	1.3%

Indonesia †		6,250	0.1%

Ireland
CRH plc	936,589	31,717	0.5%
* Ryanair Holdings plc ADR	241,573	29,677	0.5%
2 Ireland—Other †		27,399	0.5%
		88,793	1.5%

Israel †		16,265	0.3%

Italy
* Fiat Chrysler Automobiles NV	1,321,883	27,104	0.5%
Italy—Other †		17,906	0.3%
		45,010	0.8%
Japan
MS&AD Insurance Group Holdings Inc.	1,089,600	33,877	0.6%
Japan—Other †		336,923	5.8%
		370,800	6.4%

Global Equity Fund

		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
Kenya †		708	0.0%
Malaysia
Tenaga Nasional Bhd.	6,863,900	28,759	0.5%
Malaysia—Other †		9,455	0.2%
		38,214	0.7%

[1]Mexico †		10,889	0.2%
Netherlands
Unilever NV	461,147	26,068	0.5%
1 Netherlands—Other †		34,864	0.6%
		60,932	1.1%

New Zealand †		2,585	0.1%
Norway †		21,069	0.4%
Other
3 Vanguard FTSE Emerging Markets ETF	384,936	18,084	0.3%
Peru †		1,149	0.0%
Philippines †		1,442	0.0%
Poland †		5,405	0.1%
Portugal †		162	0.0%
Qatar †		1,713	0.0%
Russia
Sberbank of Russia PJSC ADR	1,624,113	30,332	0.5%
Russia—Other †		21,773	0.4%
		52,105	0.9%

Singapore †		31,562	0.6%
South Africa
Naspers Ltd.	311,854	76,391	1.3%
South Africa—Other †		32,306	0.6%
		108,697	1.9%
South Korea
Samsung Electronics Co. Ltd.	21,653	50,459	0.9%
SK Hynix Inc.	426,090	32,631	0.6%
Samsung Electronics Co. Ltd. GDR	21,458	24,644	0.4%
South Korea—Other †		63,915	1.1%
		171,649	3.0%

[1]Spain †		31,390	0.5%
Sweden †		55,127	1.0%

Global Equity Fund

		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
Switzerland
Cie Financiere Richemont SA	299,081	26,866	0.5%
Switzerland—Other †		95,056	1.6%
		121,922	2.1%
Taiwan
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	1,356,486	59,360	1.0%
Taiwan Semiconductor Manufacturing Co. Ltd.	1,079,577	9,175	0.2%
Taiwan—Other †		52,347	0.9%
		120,882	2.1%

Thailand †		21,999	0.4%

Turkey †		17,895	0.3%

United Arab Emirates †		1,186	0.0%

United Kingdom
Prudential plc	2,536,608	63,409	1.1%
1 United Kingdom—Other †		157,778	2.7%
		221,187	3.8%
United States
Consumer Discretionary
* Amazon.com Inc.	71,867	104,016	1.8%
Royal Caribbean Cruises Ltd.	300,110	35,335	0.6%
Home Depot Inc.	174,951	31,183	0.5%
Walt Disney Co.	290,263	29,154	0.5%
Consumer Discretionary—Other †		214,064	3.7%
		413,752	7.1%
Consumer Staples
Coca-Cola Co.	1,289,596	56,007	1.0%
Procter & Gamble Co.	577,595	45,792	0.8%
PepsiCo Inc.	356,538	38,916	0.7%
Estee Lauder Cos. Inc. Class A	244,561	36,616	0.6%
Hershey Co.	287,443	28,445	0.5%
Consumer Staples—Other †		83,247	1.4%
		289,023	5.0%

Energy †		75,787	1.3%

Financials
* Berkshire Hathaway Inc. Class B	289,927	57,835	1.0%
Moody’s Corp.	279,879	45,144	0.8%
JPMorgan Chase & Co.	359,936	39,582	0.7%
* Markel Corp.	26,171	30,627	0.5%
Travelers Cos. Inc.	210,928	29,289	0.5%
Financials—Other †		300,460	5.2%
		502,937	8.7%
Health Care
Anthem Inc.	212,186	46,617	0.8%
Johnson & Johnson	324,669	41,606	0.7%
* Waters Corp.	203,516	40,428	0.7%
* WellCare Health Plans Inc.	155,332	30,077	0.5%

Global Equity Fund

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
Humana Inc.		97,150	26,117	0.5%
Health Care—Other †			323,123	5.6%
			507,968	8.8%

[2]Industrials †			211,451	3.7%

Information Technology
* Alphabet Inc. Class C		60,017	61,925	1.1%
* Alphabet Inc. Class A		58,317	60,483	1.0%
Microsoft Corp.		631,059	57,597	1.0%
Apple Inc.		341,445	57,288	1.0%
Mastercard Inc. Class A		210,405	36,855	0.6%
* Facebook Inc. Class A		216,282	34,560	0.6%
Oracle Corp.		755,231	34,552	0.6%
Visa Inc. Class A		259,466	31,037	0.5%
*,^ GrubHub Inc.		267,057	27,098	0.5%
Information Technology—Other †			265,977	4.6%
			667,372	11.5%
Materials
Praxair Inc.		185,900	26,825	0.4%
Materials—Other †			55,927	1.0%
			82,752	1.4%

Real Estate †			31,056	0.5%

Telecommunication Services †			3,946	0.1%

Utilities †			4,828	0.1%
			2,790,872	48.2%
Total Common Stocks (Cost $4,281,904)			5,586,383	96.6%[4]

	Coupon
Temporary Cash Investments
Money Market Fund
[5,6] Vanguard Market Liquidity Fund	1.775%	2,216,790	221,679	3.8%

7U.S. Government and Agency Obligations †			5,824	0.1%
Total Temporary Cash Investments (Cost $227,525)			227,503	3.9%[4]
Total Investments (Cost $4,509,429)			5,813,886	100.5%
Other Assets and Liabilities
Other Assets			82,317	1.4%
Liabilities [6]			(111,305)	(1.9%)
			(28,988)	(0.5%)
Net Assets			5,784,898	100.0%

Global Equity Fund

Amount
($000)
Statement of Assets and Liabilities
Assets
Investments in Securities, at Value
Unaffiliated Issuers	5,568,623
Collateral for Futures Contracts	5,500
Total Unaffiliated Issuers	5,574,123
Affiliated Vanguard Funds	239,763
Total Investments in Securities	5,813,886
Investment in Vanguard	315
Receivables for Investment Securities Sold	51,056
Receivables for Accrued Income	15,209
Receivables for Capital Shares Issued	1,670
Variation Margin Receivable—Futures Contracts	1,318
Unrealized Appreciation—Forward Currency Contracts	70
Other Assets	12,679
Total Assets	5,896,203
Liabilities
Payables for Investment Securities Purchased	53,353
Collateral for Securities on Loan	35,975
Payables to Investment Advisor	3,827
Payables for Capital Shares Redeemed	9,943
Payables to Vanguard	7,918
Variation Margin Payable—Futures Contracts	22
Unrealized Depreciation—Forward Currency Contracts	267
Total Liabilities	111,305
Net Assets	5,784,898

Global Equity Fund

At March 31, 2018, net assets consisted of:
Amount
($000)
Paid-in Capital	4,357,861
Overdistributed Net Investment Income	(5,043)
Accumulated Net Realized Gains	132,073
Unrealized Appreciation (Depreciation)
Investment Securities	1,304,457
Futures Contracts	(4,173)
Forward Currency Contracts	(197)
Foreign Currencies	(80)
Net Assets	5,784,898
Applicable to 184,038,824 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	5,784,898
Net Asset Value Per Share	$31.43

• See Note A in Notes to Financial Statements.
* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $34,125,000.
† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
1 Certain of the fund’s securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2018, the aggregate value of these securities was $30,234,000, representing 0.5% of net assets.
2 Certain of the fund’s securities are valued using significant unobservable inputs.
3 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
4 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 98.5% and 2.0%, respectively, of net assets.
5 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
6 Includes $35,975,000 of collateral received for securities on loan.
7 Securities with a value of $5,500,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.

Global Equity Fund

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	June 2018	520	68,718	(3,707)
Dow Jones EURO STOXX 50 Index	June 2018	425	17,149	(459)
Topix Index	June 2018	66	10,652	255
FTSE 100 Index	June 2018	95	9,320	(115)
S&P ASX 200 Index	June 2018	40	4,400	(147)
				(4,173)

Unrealized appreciation (depreciation) on open futures contracts, except for Topix Index and S&P ASX 200 Index futures contracts, is required to be treated as realized gain (loss) for tax purposes. Unrealized appreciation (depreciation) for Topix Index and S&P ASX 200 Index futures contracts is generally treated the same for financial reporting and tax purposes.

Global Equity Fund

Forward Currency Contracts
						Unrealized
	Contract					Appreciation
	Settlement	Contract Amount (000)				(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
Toronto-Dominion Bank	6/20/18	EUR	13,142	USD	16,359	(89)
Goldman Sachs International	6/12/18	JPY	1,064,280	USD	10,099	(48)
Barclays Bank plc	6/20/18	GBP	6,348	USD	8,884	53
Toronto-Dominion Bank	6/26/18	AUD	5,672	USD	4,473	(116)
JPMorgan Chase Bank, N.A.	6/20/18	EUR	991	USD	1,225	2
JPMorgan Chase Bank, N.A.	6/12/18	JPY	103,180	USD	978	(4)
JPMorgan Chase Bank, N.A.	6/20/18	EUR	535	USD	667	(4)
Bank of America, N.A.	6/20/18	GBP	353	USD	493	3
JPMorgan Chase Bank, N.A.	6/20/18	GBP	285	USD	400	1
Citibank, N.A.	6/26/18	AUD	446	USD	344	(2)
JPMorgan Chase Bank, N.A.	6/26/18	AUD	148	USD	117	(3)
Citibank, N.A.	6/20/18	USD	540	EUR	433	5
Citibank, N.A.	6/12/18	USD	492	JPY	52,065	—
Deutsche Bank AG	6/20/18	USD	300	GBP	214	(1)
Citibank, N.A.	6/26/18	USD	234	AUD	298	6
						(197)
AUD—Australian dollar.
EUR—Euro.
GBP—British pound.
JPY—Japanese yen.
USD—U.S. dollar.

Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

At March 31, 2018, a counterparty had deposited in a segregated account cash of $10,000 in connection with open forward currency contracts.

See accompanying Notes, which are an integral part of the Financial Statements.

Global Equity Fund

Statement of Operations

Six Months Ended
March 31, 2018
($000)
Investment Income
Income
Dividends—Unaffiliated Issuers[1]	40,553
Dividends—Affiliated Issuers	139
Interest—Unaffiliated Issuers	43
Interest—Affiliated Issuers	1,392
Securities Lending—Net	301
Total Income	42,428
Expenses
Investment Advisory Fees—Note B
Basic Fee	6,722
Performance Adjustment	840
The Vanguard Group—Note C
Management and Administrative	5,499
Marketing and Distribution	412
Custodian Fees	326
Shareholders’ Reports and Proxy	63
Trustees’ Fees and Expenses	5
Total Expenses	13,867
Net Investment Income	28,561
Realized Net Gain (Loss)
Investment Securities Sold—Unaffiliated Issuers	179,910
Investment Securities Sold—Affiliated Issuers	1,257
Futures Contracts	10,321
Forward Currency Contracts	587
Foreign Currencies	58
Realized Net Gain (Loss)	192,133
Change in Unrealized Appreciation (Depreciation)
Investment Securities—Unaffiliated Issuers	117,991
Investment Securities—Affiliated Issuers	93
Futures Contracts	(6,774)
Forward Currency Contracts	466
Foreign Currencies	73
Change in Unrealized Appreciation (Depreciation)	111,849
Net Increase (Decrease) in Net Assets Resulting from Operations	332,543

1 Dividends are net of foreign withholding taxes of $2,648,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Global Equity Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	March 31,	September 30,
	2018	2017
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	28,561	62,864
Realized Net Gain (Loss)	192,133	258,346
Change in Unrealized Appreciation (Depreciation)	111,849	607,205
Net Increase (Decrease) in Net Assets Resulting from Operations	332,543	928,415
Distributions
Net Investment Income	(72,958)	(66,188)
Realized Capital Gain	—	—
Total Distributions	(72,958)	(66,188)
Capital Share Transactions
Issued	470,193	551,987
Issued in Lieu of Cash Distributions	67,815	61,674
Redeemed	(399,571)	(604,459)
Net Increase (Decrease) from Capital Share Transactions	138,437	9,202
Total Increase (Decrease)	398,022	871,429
Net Assets
Beginning of Period	5,386,876	4,515,447
End of Period[1]	5,784,898	5,386,876

1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($5,043,000) and $40,145,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Global Equity Fund

Financial Highlights

Six Months
	Ended
For a Share Outstanding	March 31,			Year Ended September 30,
Throughout Each Period	2018	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$29.98	$25.18	$22.85	$24.19	$21.94	$18.21
Investment Operations
Net Investment Income	.157[1]	.351[1]	.385	.373	.353	.342
Net Realized and Unrealized Gain (Loss)
on Investments	1.697	4.823	2.350	(1.338)	2.255	3.730
Total from Investment Operations	1.854	5.174	2.735	(.965)	2.608	4.072
Distributions
Dividends from Net Investment Income	(. 404)	(. 374)	(. 405)	(. 375)	(. 358)	(. 342)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(. 404)	(. 374)	(. 405)	(. 375)	(. 358)	(. 342)
Net Asset Value, End of Period	$31.43	$29.98	$25.18	$22.85	$24.19	$21.94

Total Return[2]	6.19%	20.85%	12.11%	-4.09%	11.95%	22.72%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5,785	$5,387	$4,515	$4,144	$4,531	$4,499
Ratio of Total Expenses to
Average Net Assets[3]	0.48%	0.48%	0.51%	0.57%	0.61%	0.61%
Ratio of Net Investment Income to
Average Net Assets	1.01%	1.30%	1.61%	1.49%	1.45%	1.69%
Portfolio Turnover Rate	39%	47%	45%	36%	45%	70%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.
1 Calculated based on average shares outstanding.
2 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3 Includes performance-based investment advisory fee increases (decreases) of 0.03%, 0.02%, 0.05%, 0.08%, 0.08%, and 0.07%.

See accompanying Notes, which are an integral part of the Financial Statements.

Global Equity Fund

Notes to Financial Statements

Vanguard Global Equity Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearing-house, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Global Equity Fund

The fund enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts or to protect the value of securities and related receivables and payables against changes in foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counter-parties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counter-party’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Statement of Net Assets. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures or forward currency contracts.

During the six months ended March 31, 2018, the fund’s average investments in long and short futures contracts represented 2% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period. The fund’s average investment in forward currency contracts represented less than 1% of net assets, based on the average of the notional amounts at each quarter-end during the period.

4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (September 30, 2014–2017), and for the period ended March 31, 2018, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

5. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. The fund further mitigates its counterparty risk by entering into securities

Global Equity Fund

lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

7. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at March 31, 2018, or at any time during the period then ended.

8. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. The investment advisory firms Baillie Gifford Overseas Ltd., Marathon Asset Management LLP, and Acadian Asset Management LLC each provide investment advisory services to a portion of the fund for a fee calculated at an annual percentage rate of average net assets managed by the advisor. The basic fees of Baillie Gifford Overseas Ltd., Marathon Asset Management LLP, and Acadian Asset Management LLC are subject to quarterly adjustments based on performance relative to the MSCI All Country World Index for the preceding three years.

Vanguard manages the cash reserves of the fund as described below.

For the six months ended March 31, 2018, the aggregate investment advisory fee represented an effective annual basic rate of 0.23% of the fund’s average net assets, before a net increase of $840,000 (0.03%) based on performance.

Global Equity Fund

C. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund corporate management, administrative, marketing, distribution, and cash management services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Assets and Liabilities. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At March 31, 2018, the fund had contributed to Vanguard capital in the amount of $315,000, representing 0.01% of the fund’s net assets and 0.13% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

D. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

The following table summarizes the market value of the fund’s investments as of March 31, 2018, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks—International	537,359	2,258,152	—
Common Stocks—United States	2,790,655	217	—
Temporary Cash Investments	221,679	5,824	—
Futures Contracts—Assets[1]	1,318	—	—
Futures Contracts—Liabilities[1]	(22)	—	—
Forward Currency Contracts—Assets	—	70	—
Forward Currency Contracts—Liabilities	—	(267)	—
Total	3,550,989	2,263,996	—
1 Represents variation margin on the last day of the reporting period.

Securities in certain countries may transfer between Level 1 and Level 2 because of differences in stock market closure times that may result from transitions between standard and daylight saving time in those countries and the United States. Based on values on the date of transfer, securities valued at $58,499,000 based on Level 2 inputs were transferred from Level 1 during the fiscal period. Additionally, based on values on the date of transfer, securities valued at $64,889,000 based on Level 1 inputs were transferred from Level 2 during the fiscal period.

Global Equity Fund

E. At March 31, 2018, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:

		Foreign
	Equity	Exchange
	Contracts	Contracts	Total
Statement of Assets and Liabilities Caption	($000)	($000)	($000)
Variation Margin Receivable—Futures Contracts	1,318	—	1,318
Unrealized Appreciation—Forward Currency Contracts	—	70	70
Total Assets	1,318	70	1,388
Variation Margin Payable—Futures Contracts	(22)	—	(22)
Unrealized Depreciation—Forward Currency Contracts	—	(267)	(267)
Total Liabilities	(22)	(267)	(289)

Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended March 31, 2018, were:

		Foreign
	Equity	Exchange
	Contracts	Contracts	Total
Realized Net Gain (Loss) on Derivatives	($000)	($000)	($000)
Futures Contracts	10,321	—	10,321
Forward Currency Contracts	—	587	587
Realized Net Gain (Loss) on Derivatives	10,321	587	10,908

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	(6,774)	—	(6,774)
Forward Currency Contracts	—	466	466
Change in Unrealized Appreciation (Depreciation) on Derivatives	(6,774)	466	(6,308)

F. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at September 30, 2017, the fund had available capital losses totaling $59,941,000 to offset future net capital gains through September 30, 2018. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending September 30, 2018; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

Global Equity Fund

At March 31, 2018, the cost of investment securities for tax purposes was $4,523,547,000. Net unrealized appreciation of investment securities for tax purposes was $1,290,339,000, consisting of unrealized gains of $1,454,847,000 on securities that had risen in value since their purchase and $164,508,000 in unrealized losses on securities that had fallen in value since their purchase.

G. During the six months ended March 31, 2018, the fund purchased $1,164,110,000 of investment securities and sold $1,066,016,000 of investment securities, other than temporary cash investments.

H. Capital shares issued and redeemed were:
	Six Months Ended	Year Ended
	March 31, 2018	September 30, 2017
	Shares	Shares
	(000)	(000)
Issued	14,818	20,587
Issued in Lieu of Cash Distributions	2,178	2,477
Redeemed	(12,638)	(22,721)
Net Increase (Decrease) in Shares Outstanding	4,358	343

I. Transactions during the period in investments where the issuer is another member of the Vanguard Group were as follows:

					Current Period Transactions
	Sept. 30,		Proceeds	Realized				March 31,
	2017		from	Net	Change in		Capital Gain	2018
	Market	Purchases	Securities	Gain	Unrealized		Distributions	Market
	Value	at Cost	Sold	(Loss)	App. (Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard FTSE
Emerging Markets
ETF	17,276	18,641	19,223	1,276	114	139	—	18,084
Vanguard Market
Liquidity Fund	226,433	NA1	NA1	(19)	(21)	1,392	—	221,679
Total	243,709			1,257	93	1,531	—	239,763

1 Not applicable—purchases and sales are for temporary cash investment purposes.

J. Management has determined that no material events or transactions occurred subsequent to March 31, 2018, that would require recognition or disclosure in these financial statements.

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended March 31, 2018
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Global Equity Fund	9/30/2017	3/31/2018	Period
Based on Actual Fund Return	$1,000.00	$1,061.95	$2.47
Based on Hypothetical 5% Yearly Return	1,000.00	1,022.54	2.42

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratio for that period is 0.48%. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (182/365).

Trustees Approve Advisory Arrangements

The board of trustees of Vanguard Global Equity Fund has renewed the fund’s investment advisory arrangements with Acadian Asset Management LLC (Acadian), Baillie Gifford Overseas Ltd. (Baillie Gifford), and Marathon Asset Management LLP (Marathon-London). The board determined that renewing the fund’s advisory arrangements was in the best interests of the fund and its shareholders.

The board based its decisions upon an evaluation of each advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisors and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decisions.

Nature, extent, and quality of services

The board reviewed the quality of the fund’s investment management services over both the short and long term, and took into account the organizational depth and stability of each advisor. The board considered the following:

Acadian. Founded in 1986, Acadian is a Boston-based investment management firm specializing in quantitatively managed, global equity, and alternative strategies. Acadian employs a quantitative investment process that builds portfolios through both bottom-up and top-down analysis using proprietary valuation models measuring over 80 stock factors and focusing on those that have proven most effective in predicting returns. The result is a return forecast relative to its country-and sector-level peer group for over 40,000 global securities in Acadian’s global investment universe of stocks. A portfolio optimizer is used to construct the portfolio by balancing the expected return of each stock with such considerations as the benchmark index, desired level of risk, and transaction cost estimates. Acadian has managed a portion of the fund since 2004.

Baillie Gifford. Baillie Gifford—a unit of Baillie Gifford & Co., founded in 1908—is among the largest independently owned investment management firms in the United Kingdom. Baillie Gifford’s investment approach is based on long-term investments in well-managed businesses that enjoy sustainable competitive advantages in their marketplaces. The team invests in four categories of growth stocks: (1) growth stalwarts, or companies with durable franchises; (2) rapid growth, or early stage companies with innovative products or services and a large opportunity for future growth; (3) cyclical growth, or companies highly subject to capital cycles that have strong structural growth prospects and management teams with high capital allocation ability; and (4) latent growth, or companies that are temporarily out of favor but have the ability to accelerate earnings growth over time. Baillie Gifford has managed a portion of the fund since 2008.

Marathon-London. Founded in 1986, Marathon-London employs an investment approach based on the idea that the prospect of high returns will attract excessive capital over the long-term capital cycle of industries. The assessments of how management responds to the forces of the capital cycle through their capital allocation strategy, coupled with how they are incentivized, are both critical to the investment outcome. Guided by this philosophy, Marathon-London follows a multi-counselor, regional approach whereby individual portfolio managers perform sector analysis and company analysis to construct portfolios. Marathon-London has advised the fund since its inception in 1995.

The board concluded that each advisor’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangements.

Investment performance

The board considered the short- and long-term performance of the fund and each advisor, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that each advisory arrangement should continue. Information about the fund’s most recent performance can be found in the Performance Summary section of this report.

Cost

The board concluded that the fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the fund’s advisory fee rates were also well below the peer-group average. Information about the fund’s expense ratio appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements section, which also includes information about the fund’s advisory fee rates.

The board did not consider the profitability of Acadian, Baillie Gifford, and Marathon-London in determining whether to approve the advisory fees, because the firms are independent of Vanguard and the advisory fees are the result of arm’s-length negotiations.

The benefit of economies of scale

The board concluded that the fund’s shareholders benefit from economies of scale because of breakpoints in the advisory fee schedules for Acadian, Baillie Gifford, and Marathon-London. The breakpoints reduce the effective rate of the fees as the fund’s assets managed by each advisor increase.

The board will consider whether to renew the advisory arrangements again after a one-year period.

Glossary

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Dividend Yield. Dividend income earned by stocks, expressed as a percentage of the aggregate market value (or of net asset value, for a fund). The yield is determined by dividing the amount of the annual dividends by the aggregate value (or net asset value) at the end of the period. For a fund, the dividend yield is based solely on stock holdings and does not include any income produced by other investments.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

This page intentionally left blank.

This page intentionally left blank.

The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 208 Vanguard funds.

Information for each trustee and executive officer of the fund appears below. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

Interested Trustees1

F. William McNabb III

Born in 1957. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: chairman of the board (January 2010–present) of Vanguard and of each of the investment companies served by Vanguard, trustee (2009–present) of each of the investment companies served by Vanguard, and director (2008–present) of Vanguard. Chief executive officer and president (2008–2017) of Vanguard and each of the investment companies served by Vanguard, managing director (1995–2008) of Vanguard, and director (1997–2018) of Vanguard Marketing Corporation. Director (2018–present) of UnitedHealth Group.

Mortimer J. Buckley

Born in 1969. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chief executive officer (January 2018–present) of Vanguard; chief executive officer, president, and trustee (January 2018–present) of each of the investment companies served by Vanguard; president and director (2017–present) of Vanguard; and president (February 2018–present) of Vanguard Marketing Corporation. Chief investment officer (2013–2017), managing director (2002–2017), head of the Retail Investor Group (2006–2012), and chief information officer (2001–2006) of Vanguard. Chairman of the board (2011–2017) of the Children’s Hospital of Philadelphia.

Independent Trustees

Emerson U. Fullwood

Born in 1948. Trustee since January 2008. Principal occupation(s) during the past five years and other experience: executive chief staff and marketing officer for North America and corporate vice president (retired 2008) of Xerox Corporation (document management products and services). Former president of the Worldwide Channels Group, Latin America, and Worldwide Customer Service and executive chief staff officer of Developing Markets of Xerox. Executive in residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology. Lead director of SPX FLOW, Inc. (multi-industry manufacturing). Director of the University of Rochester Medical Center, the Monroe Community College Foundation, the United Way of Rochester, North Carolina A&T University, and Roberts Wesleyan College. Trustee of the University of Rochester.

Amy Gutmann

Born in 1949. Trustee since June 2006. Principal occupation(s) during the past five years and other experience: president (2004–present) of the University of Pennsylvania. Christopher H. Browne Distinguished Professor of Political Science, School of Arts and Sciences, and professor of communication, Annenberg School for Communication, with secondary faculty appointments in the Department of Philosophy, School of Arts and Sciences, and at the Graduate School of Education, University of Pennsylvania. Trustee of the National Constitution Center.

1 Mr. McNabb and Mr. Buckley are considered “interested persons,” as defined in the Investment Company Act of 1940, because they are officers of the Vanguard funds.

JoAnn Heffernan Heisen

Born in 1950. Trustee since July 1998. Principal occupation(s) during the past five years and other experience: corporate vice president of Johnson & Johnson (pharmaceuticals/medical devices/consumer products) and member of its executive committee (1997–2008). Chief global diversity officer (retired 2008), vice president and chief information officer (1997–2006), controller (1995–1997), treasurer (1991–1995), and assistant treasurer (1989–1991) of Johnson & Johnson. Director of Skytop Lodge Corporation (hotels) and the Robert Wood Johnson Foundation. Member of the advisory board of the Institute for Women’s Leadership at Rutgers University.

F. Joseph Loughrey

Born in 1949. Trustee since October 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2009) and vice chairman of the board (2008–2009) of Cummins Inc. (industrial machinery). Chairman of the board of Hillenbrand, Inc. (specialized consumer services), Oxfam America, and the Lumina Foundation for Education. Director of the V Foundation for Cancer Research. Member of the advisory council for the College of Arts and Letters and chair of the advisory board to the Kellogg Institute for International Studies, both at the University of Notre Dame.

Mark Loughridge

Born in 1953. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: senior vice president and chief financial officer (retired 2013) of IBM (information technology services). Fiduciary member of IBM’s Retirement Plan Committee (2004–2013), senior vice president and general manager (2002–2004) of IBM Global Financing, vice president and controller (1998–2002) of IBM, and a variety of other prior management roles at IBM. Member of the Council on Chicago Booth.

Scott C. Malpass

Born in 1962. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: chief investment officer (1989–present) and vice president (1996–present) of the University of Notre Dame. Assistant professor of finance at the Mendoza College of Business, University of Notre Dame, and member of the Notre Dame 403(b) Investment Committee. Chairman of the board of TIFF Advisory Services, Inc. Member of the board of Catholic Investment Services, Inc. (investment advisors), the board of advisors for Spruceview Capital Partners, and the board of superintendence of the Institute for the Works of Religion.

Deanna Mulligan

Born in 1963. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: president (2010–present) and chief executive officer (2011–present) of The Guardian Life Insurance Company of America. Chief operating officer (2010–2011) and executive vice president (2008–2010) of Individual Life and Disability of The Guardian Life Insurance Company of America. Member of the board of The Guardian Life Insurance Company of America, the American Council of Life Insurers, the Partnership for New York City (business leadership), and the Committee Encouraging Corporate Philanthropy. Trustee of the Economic Club of New York and the Bruce Museum (arts and science). Member of the Advisory Council for the Stanford Graduate School of Business.

André F. Perold

Born in 1952. Trustee since December 2004. Principal occupation(s) during the past five years and other experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011). Chief investment officer and co-managing partner of HighVista Strategies LLC (private investment firm). Overseer of the Museum of Fine Arts Boston.

Sarah Bloom Raskin

Born in 1961. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: deputy secretary (2014–2017) of the United States Department of the Treasury. Governor (2010–2014) of the Federal Reserve Board. Commissioner (2007–2010) of financial regulation for the State of Maryland. Member of the board of directors (2012–2014) of Neighborhood Reinvestment Corporation. Director of i(x) Investments, LLC.

Peter F. Volanakis

Born in 1955. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2010) of Corning Incorporated (communications equipment) and director of Corning Incorporated (2000–2010) and Dow Corning (2001–2010). Director (2012) of SPX Corporation (multi-industry manufacturing). Overseer of the Amos Tuck School of Business Administration, Dartmouth College (2001–2013). Chairman of the board of trustees of Colby-Sawyer College. Member of the Board of Hypertherm Inc. (industrial cutting systems, software, and consumables).

Executive Officers

Glenn Booraem

Born in 1967. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Investment stewardship officer (2017–present), treasurer (2015–2017), controller (2010–2015), and assistant controller (2001–2010) of each of the investment companies served by Vanguard.

Christine M. Buchanan

Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard and global head of Fund Administration at Vanguard. Treasurer (2017–present) of each of the investment companies served by Vanguard. Partner (2005–2017) at KPMG LLP (audit, tax, and advisory services).

Brian Dvorak

Born in 1973. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief compliance officer (2017–present) of Vanguard and each of the investment companies served by Vanguard. Assistant vice president (2017–present) of Vanguard Marketing Corporation. Vice president and director of Enterprise Risk Management (2011–2013) at Oppenheimer Funds, Inc.

Thomas J. Higgins

Born in 1957. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief financial officer (2008–present) and treasurer (1998–2008) of each of the investment companies served by Vanguard.

Peter Mahoney

Born in 1974. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Controller (2015–present) of each of the investment companies served by Vanguard. Head of International Fund Services (2008–2014) at Vanguard.

Anne E. Robinson

Born in 1970. Principal occupation(s) during the past five years and other experience: general counsel (2016–present) of Vanguard. Secretary (2016–present) of Vanguard and of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Director and senior vice president (2016–2018) of Vanguard Marketing Corporation. Managing director and general counsel of Global Cards and Consumer Services (2014–2016) at Citigroup. Counsel (2003–2014) at American Express.

Michael Rollings

Born in 1963. Principal occupation(s) during the past five years and other experience: finance director (2017–present) and treasurer (2017) of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Chief financial officer (2016–present) of Vanguard. Director (2016–present) of Vanguard Marketing Corporation. Executive vice president and chief financial officer (2006–2016) of MassMutual Financial Group.

Vanguard Senior Management Team

Mortimer J. Buckley	James M. Norris
Gregory Davis	Thomas M. Rampulla
John James	Karin A. Risi
Martha G. King	Anne E. Robinson
John T. Marcante	Michael Rollings
Chris D. McIsaac

Chairman Emeritus and Senior Advisor

John J. Brennan
Chairman, 1996–2009
Chief Executive Officer and President, 1996–2008

Founder

John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

P.O. Box 2600 Valley Forge, PA 19482-2600
Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447	Source for Bloomberg Barclays indexes: Bloomberg
Direct Investor Account Services > 800-662-2739	Index Services Limited. Copyright 2018, Bloomberg. All
Institutional Investor Services > 800-523-1036	rights reserved.
Text Telephone for People
Who Are Deaf or Hard of Hearing > 800-749-7273	CFA® is a registered trademark owned by CFA Institute.

This material may be used in conjunction
with the offering of shares of any Vanguard
fund only if preceded or accompanied by
the fund’s current prospectus.

All comparative mutual fund data are from Lipper, a
Thomson Reuters Company, or Morningstar, Inc., unless
otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via email addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.
© 2018 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q1292 052018

Semiannual Report | March 31, 2018
Vanguard Strategic Small-Cap Equity Fund

Vanguard’s Principles for Investing Success

We want to give you the best chance of investment success. These principles, grounded in Vanguard’s research and experience, can put you on the right path.

Goals. Create clear, appropriate investment goals.

Balance. Develop a suitable asset allocation using broadly diversified funds. Cost. Minimize cost.

Discipline. Maintain perspective and long-term discipline.

A single theme unites these principles: Focus on the things you can control.

We believe there is no wiser course for any investor.

Contents
Your Fund’s Performance at a Glance.	1
CEO’s Perspective.	2
Advisor’s Report.	4
Results of Proxy Voting.	6
Fund Profile.	8
Performance Summary.	9
Financial Statements.	10
About Your Fund’s Expenses.	23
Trustees Approve Advisory Arrangement.	25
Glossary.	27

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

See the Glossary for definitions of investment terms used in this report.

About the cover: Nautical images have been part of Vanguard’s rich heritage since its start in 1975. For an incoming ship, a lighthouse offers a beacon and safe path to shore. You can similarly depend on Vanguard to put you first––and light the way––as you strive to meet your financial goals. Our client focus and low costs, stemming from our unique ownership structure, assure that your interests are paramount.

Your Fund’s Performance at a Glance

• Vanguard Strategic Small-Cap Equity Fund returned 2.82% for the six months ended March 31, 2018. It trailed its benchmark, the MSCI US Small Cap 1750 Index, and finished slightly ahead of the average return of its small-capitalization core fund peers.

• Four of the 11 industry sectors in the fund recorded positive results. Information technology, financials, and consumer discretionary, aided by solid stock selection, posted the fund’s highest absolute returns and also contributed most to its relative return. Although health care stocks notched gains for the fund, they fell short of their benchmark counterparts and thus detracted from relative performance.

• Industrials, the fund’s third-largest sector, moved sideways for the fund but advanced in the benchmark, hurting relative returns. Materials, telecommunication services, consumer staples, and utilities also hampered results.

Total Returns: Six Months Ended March 31, 2018
		Total
		Returns
Vanguard Strategic Small-Cap Equity Fund		2.82%
MSCI US Small Cap 1750 Index		3.32
Small-Cap Core Funds Average		2.57
Small-Cap Core Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Expense Ratios
Your Fund Compared With Its Peer Group
		Peer Group
	Fund	Average
Strategic Small-Cap Equity Fund	0.29%	1.20%

The fund expense ratio shown is from the prospectus dated January 25, 2018, and represents estimated costs for the current fiscal year. For the six months ended March 31, 2018, the fund’s annualized expense ratio was 0.29%. The peer-group expense ratio is derived from data provided by Lipper, a Thomson Reuters Company, and captures information through year-end 2017.

Peer group: Small-Cap Core Funds.

1

CEO’s Perspective

Tim Buckley
President and Chief Executive Officer

Dear Shareholder,

I feel extremely fortunate to have the chance to lead a company filled with people who come to work every day passionate about Vanguard’s core purpose: to take a stand for all investors, to treat them fairly, and to give them the best chance for investment success.

When I joined Vanguard in 1991, I found a mission-driven team focused on improving lives—helping people retire more comfortably, put their children through college, and achieve financial security. I also found a company with purpose in an industry ripe for improvement.

It was clear, even early in my career, that the cards were stacked against most investors. Hidden fees, performance-chasing, and poor advice were relentlessly eroding investors’ dreams.

We knew Vanguard could be different and, as a result, could make a real difference. We have lowered the costs of investing for our shareholders significantly. And we’re proud of the performance of our funds.

Vanguard is built for Vanguard investors—we focus solely on you, our fund shareholders. Everything we do is designed to give our clients the best chance for investment success. In my role as CEO, I’ll keep this priority

2

front and center. We’re proud of what we’ve achieved, but we’re even more excited about what’s to come.

Steady, time-tested guidance

Our guidance for investors, as always, is to stay the course, tune out the hyperbolic headlines, and focus on your goals and what you can control, such as costs and how much you save. This time-tested advice has served our clients well over the decades.

Regardless of how the markets perform in the short term, I’m incredibly optimistic about the future for our investors. We have a dedicated team serving you, and we will never stop striving to make

Vanguard the best place for you to invest through our high-quality funds and services, advice and guidance to help you meet your financial goals, and an experience that makes you feel good about entrusting us with your hard-earned savings.

Thank you for your continued loyalty.

Sincerely,

Mortimer J. Buckley

President and Chief Executive Officer April 13, 2018

Market Barometer
			Total Returns
		Periods Ended March 31, 2018
	Six	One	Five Years
	Months	Year	(Annualized)
Stocks
Russell 1000 Index (Large-caps)	5.85%	13.98%	13.17%
Russell 2000 Index (Small-caps)	3.25	11.79	11.47
Russell 3000 Index (Broad U.S. market)	5.65	13.81	13.03
FTSE All-World ex US Index (International)	4.03	16.45	6.30

Bonds
Bloomberg Barclays U.S. Aggregate Bond Index
(Broad taxable market)	-1.08%	1.20%	1.82%
Bloomberg Barclays Municipal Bond Index
(Broad tax-exempt market)	-0.37	2.66	2.73
Citigroup Three-Month U.S. Treasury Bill Index	0.63	1.07	0.30

CPI
Consumer Price Index	1.11%	2.36%	1.40%

3

Advisor’s Report

For the six months ended March 31, 2018, Vanguard Strategic Small-Cap Equity Fund returned 2.82%. Its benchmark, the MSCI US Small Cap 1750 Index, returned 3.32%.

The broad U.S. equity market (as measured by the Russell 3000 Index) returned 5.65% for the period. U.S. stock market performance was mixed; seven of 11 market sectors advanced, led by information technology and consumer discretionary. Growth stocks outperformed their value counterparts, while large-capitalization stocks topped small-caps.

Investment environment

The period opened with global equities posting positive returns for the seventh consecutive quarter. In the United States, encouraging economic fundamentals, tax-law changes, and low inflation boosted investor sentiment. The European economy continued on a path of broad improvement, including high employment and manufacturing activity and elevated consumer confidence. Developed markets in the Asia-Pacific region also rallied, helped by economic and business activity in Japan and Singapore.

As 2018 began, positive global economic momentum continued against a backdrop of rising volatility and a hawkish tone from the major central banks. U.S. companies began to respond to new tax laws, and strong earnings announcements moved the S&P 500 Index to a record high at the end of January. Developed Europe and Asia-Pacific equities also rose, fueled by improvement in macroeconomic fundamentals.

February brought a sudden change in market sentiment, and investors saw the return of volatility after an unusually long period of calm. From a macroeconomic perspective, it seems the markets finally realized that the U.S. tax cuts and large government spending package posed upside risks to inflation and could speed up the Federal Reserve’s timetable for raising the target rate. (This is on top of pro-growth deregulation.) Against a backdrop of strong economic fundamentals, these stimulus efforts spurred some of the spike in volatility, as inflation and interest rate concerns grew.

Investment objective and strategy

Although we seek to understand the impact of macroeconomic factors on fund performance, our process is centered on specific stock fundamentals. We use a quantitative approach to systematically identify stocks that we believe are likely to exhibit long-term outperformance. Our process focuses on valuation and other factors that contribute to fundamental growth.

Using the results of our model, we construct our portfolio with the goal of maximizing expected return while minimizing exposure to risks that our research indicates do not improve returns, such as industry selection and other risks relative to the benchmark.

We believe that attractive stocks exhibit five key characteristics: quality, defined as healthy balance sheets and steady cash-flow generation; management decisions, meaning effective use of capital and sound investment policies that favor internal over

4

external funding; growth, or the ability to grow earnings year after year; momentum, defined as strong market sentiment that confirms our view; and valuation, or avoidance of overpriced stocks.

Using these five submodels, we generate a composite daily stock ranking, seeking to capitalize on investor biases. We monitor our portfolio based on those rankings and adjust when appropriate. Our approach also includes a dynamic weighting process that shifts the submodels’ relative importance over time.

Our successes and shortfalls

For the period, our composite model performed modestly. Our sentiment, quality, and valuation submodels helped, but our management decisions and growth signals faltered.

The fund underperformed the benchmark in eight of 11 sectors, but stock selection helped it beat benchmark results in financials, consumer discretionary, and information technology.

Tech firms Match Group, Square, and SolarEdge Technologies were three of the fund’s top contributors, with Tailored Brands (consumer discretionary) and ImmunoGen (health care) rounding out the top five.

Industrials and health care, the third- and fourth-largest sectors, dampened results most. In health care, overweighting Syneos Health and OraSure Technologies hurt relative returns, as did underweighting Nektar Therapeutics. Argan (industrials) and Nutrisystem (consumer discretionary), both of which we overweighted, were also among the five largest relative detractors.

We believe that the Strategic Small-Cap Equity Fund offers a strong mix of stocks with attractive valuations and growth characteristics relative to its benchmark. Although we recognize that risk can reward or punish us over the near term, we believe that constructing a portfolio that emphasizes our key fundamentals through different market environments will benefit investors over the long term.

We thank you for your investment and look forward to the rest of the fiscal year.

Portfolio Managers: James P. Stetler

Binbin Guo, Principal, Head of Alpha Equity Investments

Vanguard Quantitative Equity Group

April 18, 2018

5

Results of Proxy Voting

At a special meeting of shareholders on November 15, 2017, fund shareholders approved the following proposals:

Proposal 1—Elect trustees for the fund.*

The individuals listed in the table below were elected as trustees for the fund. All trustees with the exception of Ms. Mulligan, Ms. Raskin, and Mr. Buckley (each of whom already serves as a director of The Vanguard Group, Inc.) served as trustees to the funds prior to the shareholder meeting.

			Percentage
Trustee	For	Withheld	For
Mortimer J. Buckley	390,898,841	14,469,177	96.4%
Emerson U. Fullwood	390,414,071	14,953,947	96.3%
Amy Gutmann	389,869,704	15,498,314	96.2%
JoAnn Heffernan Heisen	391,161,541	14,206,477	96.5%
F. Joseph Loughrey	390,797,905	14,570,113	96.4%
Mark Loughridge	390,774,200	14,593,818	96.4%
Scott C. Malpass	390,120,891	15,247,127	96.2%
F. William McNabb III	390,915,854	14,452,164	96.4%
Deanna Mulligan	390,950,137	14,417,881	96.4%
André F. Perold	385,233,851	20,134,166	95.0%
Sarah Bloom Raskin	390,673,444	14,694,574	96.4%
Peter F. Volanakis	390,773,896	14,594,122	96.4%
* Results are for all funds within the same trust.

Proposal 2—Approve a manager-of-managers arrangement with third-party investment advisors.

This arrangement enables the fund to enter into and materially amend investment advisory arrangements with third-party investment advisors, subject to the approval of the fund’s board of trustees and certain conditions imposed by the Securities and Exchange Commission, while avoiding the costs and delays associated with obtaining future shareholder approval.

				Broker	Percentage
Vanguard Fund	For	Abstain	Against	Non-Votes	For
Strategic Small-Cap
Equity Fund	20,772,765	953,640	934,528	5,425,169	74.0%

6

Proposal 3—Approve a manager-of-managers arrangement with wholly owned subsidiaries of Vanguard.

This arrangement enables Vanguard or the fund to enter into and materially amend investment advisory arrangements with wholly owned subsidiaries of Vanguard, subject to the approval of the fund’s board of trustees and any conditions imposed by the Securities and Exchange Commission (SEC), while avoiding the costs and delays associated with obtaining future shareholder approval. The ability of the fund to operate in this manner is contingent upon the SEC’s approval of a pending application for an order of exemption.

				Broker	Percentage
Vanguard Fund	For	Abstain	Against	Non-Votes	For
Strategic Small-Cap
Equity Fund	20,918,745	941,774	800,414	5,425,169	74.5%

7

Strategic Small-Cap Equity Fund

Fund Profile
As of March 31, 2018

Portfolio Characteristics
		MSCI US	DJ
		Small Cap	U.S. Total
		1750	Market
	Fund	Index	FA Index
Number of Stocks	300	1,698	3,771
Median Market Cap	$2.6B	$2.8B	$64.2B
Price/Earnings Ratio	16.8x	19.3x	21.2x
Price/Book Ratio	2.5x	2.1x	2.9x
Return on Equity	9.2%	8.4%	15.0%
Earnings Growth Rate	11.3%	9.5%	8.4%
Dividend Yield	1.2%	1.4%	1.8%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate
(Annualized)	92%	—	—
Ticker Symbol	VSTCX	—	—
Expense Ratio[1]	0.29%	—	—
30-Day SEC Yield	1.03%	—	—
Short-Term Reserves	-0.1%	—	—

Sector Diversification (% of equity exposure)
		MSCI US	DJ
		Small Cap	U.S. Total
		1750	Market
	Fund	Index	FA Index
Consumer Discretionary 12.7%		12.5%	12.9%
Consumer Staples	3.0	2.7	6.8
Energy	4.3	4.3	5.5
Financials	17.9	17.8	15.1
Health Care	12.8	12.9	13.3
Industrials	15.2	15.4	10.9
Information Technology	17.4	17.2	23.9
Materials	5.3	5.4	3.3
Real Estate	8.3	8.5	3.7
Telecommunication
Services	0.4	0.5	1.7
Utilities	2.7	2.8	2.9

Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.

Volatility Measures
	MSCI US	DJ
	Small Cap	U.S. Total
	1750	Market
	Index	FA Index
R-Squared	0.96	0.70
Beta	1.01	1.07

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)
Zebra Technologies	Electronic Equipment
Corp.	& Instruments	0.9%
Synovus Financial Corp.	Regional Banks	0.8
Booz Allen Hamilton	IT Consulting &
Holding Corp.	Other Services	0.8
Chemed Corp.	Health Care Services	0.7
Delek US Holdings Inc.	Oil & Gas Refining &
	Marketing	0.7
Vectren Corp.	Multi-Utilities	0.7
Walker & Dunlop Inc.	Thrifts & Mortgage
	Finance	0.7
Charles River
Laboratories	Life Sciences Tools &
International Inc.	Services	0.7
TCF Financial Corp.	Regional Banks	0.7
LPL Financial Holdings	Investment Banking
Inc.	& Brokerage	0.7
Top Ten		7.4%

The holdings listed exclude any temporary cash investments and equity index products.

Investment Focus

1 The expense ratio shown is from the prospectus dated January 25, 2018, and represents estimated costs for the current fiscal year. For the six months ended March 31, 2018, the annualized expense ratio was 0.29%.

8

Strategic Small-Cap Equity Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): September 30, 2007, Through March 31, 2018

Average Annual Total Returns: Periods Ended March 31, 2018
	Inception	One	Five	Ten
	Date	Year	Years	Years
Strategic Small-Cap Equity Fund	4/24/2006	8.51%	12.11%	10.09%

See Financial Highlights for dividend and capital gains information.

9

Strategic Small-Cap Equity Fund

Financial Statements (unaudited)

Statement of Net Assets
As of March 31, 2018

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value•
		Shares	($000)
Common Stocks (99.6%)[1]
Consumer Discretionary (12.6%)
*,^	RH	122,427	11,665
	Tailored Brands Inc.	426,109	10,678
*	Deckers Outdoor Corp.	110,853	9,980
	KB Home	340,982	9,701
*	Visteon Corp.	85,609	9,438
	Ruth’s Hospitality
	Group Inc.	384,937	9,412
*	Weight Watchers
	International Inc.	143,672	9,155
	New York Times Co.
	Class A	373,159	8,993
	Bloomin’ Brands Inc.	359,328	8,724
	PetMed Express Inc.	207,956	8,682
*	Scientific Games Corp.	206,427	8,587
	Children’s Place Inc.	63,270	8,557
	World Wrestling
	Entertainment Inc.
	Class A	235,751	8,489
	MDC Holdings Inc.	283,320	7,910
*	MSG Networks Inc.	347,576	7,855
*,^	Conn’s Inc.	218,435	7,427
*	Grand Canyon Education
	Inc.	64,570	6,775
*	Penn National Gaming Inc.	229,895	6,037
	Boyd Gaming Corp.	180,377	5,747
*	Cooper-Standard Holdings
	Inc.	45,420	5,578
*	Sleep Number Corp.	156,260	5,493
*	Chegg Inc.	209,879	4,336
	Winnebago Industries Inc.	110,822	4,167
*	Sotheby’s	75,435	3,871
	Nutrisystem Inc.	127,065	3,424
	Gannett Co. Inc.	333,468	3,328
*	Crocs Inc.	184,735	3,002
	John Wiley & Sons Inc.
	Class A	44,865	2,858

			Market
			Value•
		Shares	($000)
	Oxford Industries Inc.	21,455	1,600
*	Gray Television Inc.	108,118	1,373
	Movado Group Inc.	30,974	1,189
	Thor Industries Inc.	9,375	1,080
*	William Lyon Homes
	Class A	38,965	1,071
*	Burlington Stores Inc.	6,864	914
	Abercrombie & Fitch Co.	37,288	903
	Lions Gate Entertainment
	Corp. Class A	30,867	797
			208,796
Consumer Staples (3.0%)
	Sanderson Farms Inc.	75,970	9,042
	National Beverage Corp.	91,267	8,125
*	HRG Group Inc.	361,134	5,955
*	Sprouts Farmers Market
	Inc.	204,121	4,791
*	Boston Beer Co. Inc.
	Class A	25,016	4,729
*	Central Garden & Pet Co.	105,017	4,516
	Ingles Markets Inc.
	Class A	82,566	2,795
	SUPERVALU Inc.	142,704	2,173
*	United Natural Foods Inc.	41,592	1,786
	Medifast Inc.	16,944	1,583
	Calavo Growers Inc.	16,109	1,485
	MGP Ingredients Inc.	11,288	1,011
*	Performance Food Group
	Co.	28,643	855
	John B Sanfilippo & Son
	Inc.	8,686	503
			49,349
Energy (4.3%)
	Delek US Holdings Inc.	300,088	12,214
	PBF Energy Inc. Class A	338,950	11,490
*	ProPetro Holding Corp.	540,136	8,583
	CVR Energy Inc.	248,743	7,517
^	RPC Inc.	347,584	6,267

10

Strategic Small-Cap Equity Fund

			Market
			Value•
		Shares	($000)
*	Denbury Resources Inc.	1,912,693	5,241
	Archrock Inc.	410,570	3,592
*	Exterran Corp.	129,073	3,446
*	McDermott International
	Inc.	492,677	3,000
*	Unit Corp.	142,302	2,812
*,^	California Resources Corp.	143,639	2,463
*	Par Pacific Holdings Inc.	140,044	2,405
*	REX American Resources
	Corp.	30,739	2,238
			71,268
Financials (17.9%)
	Synovus Financial Corp.	255,714	12,770
	Walker & Dunlop Inc.	200,213	11,897
	TCF Financial Corp.	515,415	11,757
	LPL Financial Holdings Inc.	191,124	11,672
*,^	BofI Holding Inc.	278,995	11,308
*	Green Dot Corp. Class A	169,195	10,856
*	Essent Group Ltd.	255,009	10,853
*	MGIC Investment Corp.	832,528	10,823
	Primerica Inc.	112,015	10,821
	Washington Federal Inc.	306,630	10,609
	BankUnited Inc.	264,462	10,573
*	Credit Acceptance Corp.	31,873	10,531
	Federal Agricultural
	Mortgage Corp.	120,627	10,497
	CNO Financial Group Inc.	455,263	9,865
	First Citizens BancShares
	Inc. Class A	23,072	9,534
	American Equity
	Investment Life Holding
	Co.	321,886	9,451
	Houlihan Lokey Inc.
	Class A	198,597	8,857
*	Western Alliance Bancorp	143,743	8,353
*	Flagstar Bancorp Inc.	220,851	7,818
	International Bancshares
	Corp.	195,476	7,604
	Universal Insurance
	Holdings Inc.	217,449	6,937
*	World Acceptance Corp.	65,743	6,923
	Nelnet Inc. Class A	122,816	6,437
	Cathay General Bancorp	155,832	6,230
*	NMI Holdings Inc. Class A	368,022	6,091
	Legg Mason Inc.	141,603	5,756
	Hancock Holding Co.	99,009	5,119
	Radian Group Inc.	253,822	4,833
	First American Financial
	Corp.	76,166	4,469
	Federated Investors Inc.
	Class B	113,806	3,801
	BancorpSouth Bank	117,807	3,746
	Central Pacific Financial
	Corp.	126,525	3,601

	BOK Financial Corp.	34,416	3,407
	Assured Guaranty Ltd.	82,072	2,971
	Kemper Corp.	46,453	2,648
	Hanover Insurance Group
	Inc.	21,117	2,489
	First Financial Bancorp	78,303	2,298
*	Encore Capital Group Inc.	50,144	2,266
	FirstCash Inc.	25,436	2,067
*	Green Bancorp Inc.	87,675	1,951
	Heritage Financial Corp.	50,266	1,538
	First Financial Corp.	34,155	1,421
	Evercore Inc. Class A	10,305	899
	RLI Corp.	13,138	833
*	Third Point Reinsurance
	Ltd.	56,848	793
	TrustCo Bank Corp. NY	37,415	316
			296,289
Health Care (12.7%)
	Chemed Corp.	44,858	12,240
*	Charles River Laboratories
	International Inc.	110,515	11,796
*	PRA Health Sciences Inc.	133,378	11,065
	Encompass Health Corp.	192,233	10,990
*	Nektar Therapeutics
	Class A	96,170	10,219
*	Inogen Inc.	82,229	10,101
*	Myriad Genetics Inc.	328,427	9,705
*	Veeva Systems Inc.
	Class A	132,700	9,690
	Bruker Corp.	322,117	9,638
*	ImmunoGen Inc.	905,546	9,526
*	Array BioPharma Inc.	548,347	8,949
*	WellCare Health Plans Inc.	44,330	8,584
*	Sangamo Therapeutics Inc. 415,969		7,903
*	Halozyme Therapeutics
	Inc.	388,055	7,602
*	Haemonetics Corp.	97,720	7,149
*	Vanda Pharmaceuticals
	Inc.	376,919	6,351
*	LHC Group Inc.	95,175	5,859
*	Lantheus Holdings Inc.	345,842	5,499
*	Halyard Health Inc.	104,725	4,826
*	OraSure Technologies Inc.	239,593	4,047
*	Impax Laboratories Inc.	178,900	3,480
*	Immunomedics Inc.	190,400	2,782
*	Emergent BioSolutions Inc.	51,633	2,718
	Analogic Corp.	25,947	2,488
*	Tivity Health Inc.	58,335	2,313
*	Sorrento Therapeutics Inc. 437,463		2,253
	Hill-Rom Holdings Inc.	24,411	2,124
*	Novavax Inc.	987,747	2,074
*	GlycoMimetics Inc.	121,388	1,970
*	Zogenix Inc.	47,718	1,911

11

Strategic Small-Cap Equity Fund

			Market
			Value•
		Shares	($000)
*	Amphastar
	Pharmaceuticals Inc.	86,384	1,620
*	Integer Holdings Corp.	27,600	1,561
*	Enanta Pharmaceuticals Inc.	18,726	1,515
*	Select Medical Holdings
	Corp.	81,610	1,408
*	CytomX Therapeutics Inc.	45,762	1,302
*	Cymabay Therapeutics Inc.	96,446	1,253
*	FibroGen Inc.	26,004	1,201
*	REGENXBIO Inc.	38,181	1,140
*	Novocure Ltd.	46,833	1,021
*,^	MiMedx Group Inc.	139,920	975
*	Medpace Holdings Inc.	24,901	869
*	Magellan Health Inc.	7,821	838
*	Corcept Therapeutics Inc.	45,657	751
			211,306
Industrials (15.1%)
	Oshkosh Corp.	143,909	11,120
	SkyWest Inc.	192,743	10,485
	GATX Corp.	151,330	10,365
*	Harsco Corp.	496,616	10,255
*	Cimpress NV	65,646	10,155
*	Avis Budget Group Inc.	215,139	10,077
	Terex Corp.	268,516	10,045
	Quad/Graphics Inc.	394,975	10,013
*	Continental Building
	Products Inc.	347,461	9,920
*	SPX Corp.	304,380	9,886
*	TriNet Group Inc.	211,227	9,784
	Graco Inc.	200,441	9,164
*	Rush Enterprises Inc.
	Class A	214,461	9,112
*	Meritor Inc.	437,010	8,985
*	AECOM	250,347	8,920
	Global Brass & Copper
	Holdings Inc.	248,525	8,313
^	Greenbrier Cos. Inc.	151,772	7,627
	Triton International Ltd.	222,621	6,812
*	Generac Holdings Inc.	139,636	6,411
	Ennis Inc.	284,242	5,600
	KBR Inc.	303,415	4,912
	Wabash National Corp.	221,797	4,616
	EMCOR Group Inc.	55,590	4,332
	Werner Enterprises Inc.	114,944	4,195
	Triumph Group Inc.	163,532	4,121
	Primoris Services Corp.	164,858	4,118
	HEICO Corp. Class A	49,060	3,481
*	SP Plus Corp.	92,213	3,283
	Spirit AeroSystems
	Holdings Inc. Class A	38,463	3,219
	H&E Equipment Services
	Inc.	80,622	3,103
	RPX Corp.	277,458	2,966

*	Aerojet Rocketdyne
	Holdings Inc.	94,983	2,657
*	Builders FirstSource Inc.	132,325	2,625
	ACCO Brands Corp.	190,623	2,392
	Air Lease Corp. Class A	50,534	2,154
*	TrueBlue Inc.	80,571	2,087
	Orbital ATK Inc.	14,648	1,943
*	KLX Inc.	25,645	1,822
*	PGT Innovations Inc.	76,860	1,433
	RR Donnelley & Sons Co.	159,190	1,390
*	Echo Global Logistics Inc.	46,032	1,271
*	Aerovironment Inc.	26,018	1,184
	Insperity Inc.	15,663	1,089
	ArcBest Corp.	29,548	947
*	Proto Labs Inc.	7,985	939
*	FTI Consulting Inc.	18,854	913
*	XPO Logistics Inc.	8,665	882
			251,123
Information Technology (17.3%)
*	Zebra Technologies Corp.	104,207	14,505
	Booz Allen Hamilton
	Holding Corp. Class A	328,728	12,728
*	First Solar Inc.	164,097	11,648
*	CACI International Inc.
	Class A	74,399	11,260
	ManTech International
	Corp. Class A	190,634	10,574
*	SolarEdge Technologies
	Inc.	200,563	10,550
*	RingCentral Inc. Class A	160,270	10,177
	SYNNEX Corp.	85,121	10,078
*	Hortonworks Inc.	489,728	9,976
*,^	Match Group Inc.	221,912	9,862
*	ePlus Inc.	121,029	9,404
*	Anixter International Inc.	121,592	9,211
*,^	Square Inc.	185,604	9,132
*	Apptio Inc. Class A	295,008	8,361
*	Etsy Inc.	295,976	8,305
*	Extreme Networks Inc.	730,129	8,083
*	SMART Global Holdings
	Inc.	151,300	7,541
*	Amkor Technology Inc.	707,995	7,172
*	Blucora Inc.	288,312	7,092
*	Ultra Clean Holdings Inc.	350,168	6,741
*	Five9 Inc.	224,205	6,679
*,^	Unisys Corp.	594,102	6,387
	TTEC Holdings Inc.	206,261	6,332
	MAXIMUS Inc.	93,728	6,255
*	Kulicke & Soffa Industries
	Inc.	241,431	6,038
*	TTM Technologies Inc.	374,721	5,729
*	Appfolio Inc.	126,283	5,159
*	Pure Storage Inc. Class A	251,309	5,014
*,^	Fitbit Inc. Class A	961,124	4,902

12

Strategic Small-Cap Equity Fund

			Market
			Value•
		Shares	($000)
*,^	Advanced Micro Devices
	Inc.	475,364	4,777
*	Sykes Enterprises Inc.	159,648	4,620
*	Glu Mobile Inc.	1,202,786	4,535
	Travelport Worldwide
	Ltd.	223,831	3,657
	Jabil Inc.	118,351	3,400
*	Avid Technology Inc.	518,993	2,356
*	Plexus Corp.	37,183	2,221
*	Varonis Systems Inc.	36,150	2,187
*	CommerceHub Inc.	97,109	2,184
*,^	SunPower Corp. Class A	219,452	1,751
*	Mitel Networks Corp.	188,608	1,750
*	Alpha & Omega
	Semiconductor Ltd.	108,542	1,677
*	Syntel Inc.	52,139	1,331
*	Virtusa Corp.	24,936	1,208
*	KEMET Corp.	59,711	1,083
	Plantronics Inc.	15,877	959
	MKS Instruments Inc.	7,803	902
	Comtech
	Telecommunications Corp.	28,550	853
*	Cars.com Inc.	28,348	803
			287,149
Materials (5.3%)
	Louisiana-Pacific Corp.	390,243	11,227
*	AdvanSix Inc.	241,105	8,386
	Chemours Co.	164,576	8,016
	Huntsman Corp.	273,455	7,999
	Kronos Worldwide Inc.	353,448	7,988
	Greif Inc. Class A	148,905	7,780
*	Alcoa Corp.	171,432	7,708
*	Koppers Holdings Inc.	166,645	6,849
	Warrior Met Coal Inc.	233,312	6,535
	Rayonier Advanced
	Materials Inc.	251,049	5,390
	Boise Cascade Co.	69,205	2,671
	Mercer International Inc.	191,209	2,381
	Tronox Ltd. Class A	116,369	2,146
	Schnitzer Steel Industries
	Inc.	58,052	1,878
			86,954
Real Estate (8.3%)
	Ryman Hospitality
	Properties Inc.	138,530	10,729
	Pebblebrook Hotel Trust	286,717	9,849
	CoreSite Realty Corp.	95,791	9,604
	Xenia Hotels & Resorts
	Inc.	480,711	9,480
	DCT Industrial Trust Inc.	156,855	8,837
	Hospitality Properties
	Trust	336,957	8,539

	Apple Hospitality REIT
	Inc.	369,646	6,495
	Select Income REIT	330,406	6,436
	MGM Growth Properties
	LLC Class A	229,912	6,102
	New Senior Investment
	Group Inc.	712,978	5,832
	National Health Investors
	Inc.	85,957	5,784
	PotlatchDeltic Corp.	109,140	5,681
	Getty Realty Corp.	220,225	5,554
	Lexington Realty Trust	694,072	5,462
	First Industrial Realty
	Trust Inc.	176,947	5,172
	Chatham Lodging Trust	251,172	4,810
	Ashford Hospitality Trust
	Inc.	518,246	3,348
	Tier REIT Inc.	141,305	2,611
	Outfront Media Inc.	137,376	2,574
	EastGroup Properties Inc.	29,042	2,401
	Independence Realty
	Trust Inc.	233,495	2,143
*	Forestar Group Inc.	99,488	2,104
	DiamondRock Hospitality
	Co.	193,063	2,016
	HFF Inc. Class A	32,766	1,628
	Universal Health Realty
	Income Trust	26,888	1,616
	One Liberty Properties Inc.	68,442	1,513
	Chesapeake Lodging Trust	44,160	1,228
			137,548
Telecommunication Services (0.4%)
*	Vonage Holdings Corp.	285,536	3,041
*	Cincinnati Bell Inc.	205,287	2,843
	Telephone & Data
	Systems Inc.	45,060	1,263
			7,147
Utilities (2.7%)
	Vectren Corp.	189,641	12,122
	PNM Resources Inc.	277,990	10,633
	Otter Tail Corp.	219,397	9,511
	IDACORP Inc.	52,004	4,590
	Hawaiian Electric
	Industries Inc.	71,395	2,455
	California Water Service
	Group	44,444	1,656
	Unitil Corp.	35,257	1,636
	American States Water Co.	26,895	1,427
	Avista Corp.	20,665	1,059
			45,089
Total Common Stocks
(Cost $1,374,122)			1,652,018

13

Strategic Small-Cap Equity Fund

		Market
		Value•
	Shares	($000)
Temporary Cash Investments (1.4%)[1]
Money Market Fund (1.3%)
[2,3] Vanguard Market
Liquidity Fund, 1.775%	212,854	21,285

	Face
	Amount
	($000)
U. S. Government and Agency Obligations (0.1%)
4 United States Treasury Bill,
1.446%, 5/31/18	650	648
United States Treasury Bill,
1.783%, 6/21/18	1,000	997
		1,645
Total Temporary Cash Investments
(Cost $22,927)		22,930
Total Investments (101.0%)
(Cost $1,397,049)		1,674,948

		Amount
		($000)
Other Assets and Liabilities (-1.0%)
Other Assets
Investment in Vanguard		90
Receivables for Investment Securities Sold		888
Receivables for Accrued Income		1,554
Receivables for Capital Shares Issued		1,532
Variation Margin Receivable—Futures
Contracts		106
Other Assets		2,503
Total Other Assets		6,673
Liabilities
Payables for Investment Securities
Purchased		(1,717)
Collateral for Securities on Loan		(18,103)
Payables for Capital Shares Redeemed		(2,353)
Payables to Vanguard		(843)
Total Liabilities		(23,016)
Net Assets (100%)
Applicable to 46,585,932 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)		1,658,605
Net Asset Value Per Share		$35.60

At March 31, 2018, net assets consisted of:
Amount
($000)
Paid-in Capital	1,332,757
Undistributed Net Investment Income	252
Accumulated Net Realized Gains	47,857
Unrealized Appreciation (Depreciation)
Investment Securities	277,899
Futures Contracts	(160)
Net Assets	1,658,605

• See Note A in Notes to Financial Statements.
* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $18,058,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 1.0%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $18,103,000 of collateral received for securities on loan.
4 Securities with a value of $648,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

14

Strategic Small-Cap Equity Fund

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
($000)
Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	June 2018	94	7,197	(160)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

15

Strategic Small-Cap Equity Fund

Statement of Operations

Six Months Ended
March 31, 2018
($000)
Investment Income
Income
Dividends	7,549
Interest[1]	54
Securities Lending—Net	226
Total Income	7,829
Expenses
The Vanguard Group—Note B
Investment Advisory Services	570
Management and Administrative	1,655
Marketing and Distribution	166
Custodian Fees	13
Shareholders’ Reports and Proxy	39
Trustees’ Fees and Expenses	1
Total Expenses	2,444
Net Investment Income	5,385
Realized Net Gain (Loss)
Investment Securities Sold[1]	60,447
Futures Contracts	439
Realized Net Gain (Loss)	60,886
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(18,126)
Futures Contracts	(392)
Change in Unrealized Appreciation (Depreciation)	(18,518)
Net Increase (Decrease) in Net Assets Resulting from Operations	47,753

1 Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $48,000, $(4,000), and $1,000, respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

16

Strategic Small-Cap Equity Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	March 31,	September 30,
	2018	2017
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	5,385	21,050
Realized Net Gain (Loss)	60,886	88,982
Change in Unrealized Appreciation (Depreciation)	(18,518)	153,357
Net Increase (Decrease) in Net Assets Resulting from Operations	47,753	263,389
Distributions
Net Investment Income	(17,683)	(20,718)
Realized Capital Gain[1]	(92,040)	—
Total Distributions	(109,723)	(20,718)
Capital Share Transactions
Issued	156,079	443,863
Issued in Lieu of Cash Distributions	100,724	18,647
Redeemed	(208,984)	(382,969)
Net Increase (Decrease) from Capital Share Transactions	47,819	79,541
Total Increase (Decrease)	(14,151)	322,212
Net Assets
Beginning of Period	1,672,756	1,350,544
End of Period[2]	1,658,605	1,672,756

1 Includes fiscal 2018 and 2017 short-term gain distributions totaling $18,625,000 and $0, respectively. Short-term gain distributions are treated as ordinary income dividends for tax purposes.
2 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $252,000 and $12,550,000.

See accompanying Notes, which are an integral part of the Financial Statements.

17

Strategic Small-Cap Equity Fund

Financial Highlights

Six Months
	Ended
For a Share Outstanding	March 31,			Year Ended September 30,
Throughout Each Period	2018	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$36.99	$31.45	$28.95	$30.91	$27.94	$21.37
Investment Operations
Net Investment Income	.117[1]	.462[1]	.494	.368	.277	.345
Net Realized and Unrealized Gain (Loss)
on Investments	.940	5.545	2.682	.349	3.201	6.585
Total from Investment Operations	1.057	6.007	3.176	.717	3.478	6.930
Distributions
Dividends from Net Investment Income	(. 394)	(. 467)	(. 340)	(. 246)	(. 232)	(. 360)
Distributions from Realized Capital Gains	(2.053)	—	(.336)	(2.431)	(.276)	—
Total Distributions	(2.447)	(.467)	(.676)	(2.677)	(.508)	(.360)
Net Asset Value, End of Period	$35.60	$36.99	$31.45	$28.95	$30.91	$27.94

Total Return[2]	2.82%	19.19%	11.14%	2.10%	12.48%	32.94%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,659	$1,673	$1,351	$945	$545	$377
Ratio of Total Expenses to
Average Net Assets	0.29%	0.29%	0.29%	0.34%	0.38%	0.38%
Ratio of Net Investment Income to
Average Net Assets	0.85%	1.34%	1.78%	1.34%	0.96%	1.40%
Portfolio Turnover Rate	92%	91%	89%	62%	64%	64%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.
1 Calculated based on average shares outstanding.
2 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

18

Strategic Small-Cap Equity Fund

Notes to Financial Statements

Vanguard Strategic Small-Cap Equity Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended March 31, 2018, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (September 30, 2014–2017), and for the period ended March 31, 2018, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

19

Strategic Small-Cap Equity Fund

5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

6. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at March 31, 2018, or at any time during the period then ended.

7. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period

20

Strategic Small-Cap Equity Fund

for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At March 31, 2018, the fund had contributed to Vanguard capital in the amount of $90,000, representing 0.01% of the fund’s net assets and 0.04% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

The following table summarizes the market value of the fund’s investments as of March 31, 2018, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	1,652,018	—	—
Temporary Cash Investments	21,285	1,645	—
Futures Contracts—Assets[1]	106	—	—
Total	1,673,409	1,645	—
1 Represents variation margin on the last day of the reporting period.

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes. The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year.

At March 31, 2018, the cost of investment securities for tax purposes was $1,397,049,000. Net unrealized appreciation of investment securities for tax purposes was $277,899,000, consisting of unrealized gains of $323,899,000 on securities that had risen in value since their purchase and $46,000,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the six months ended March 31, 2018, the fund purchased $768,699,000 of investment securities and sold $818,558,000 of investment securities, other than temporary cash investments.

21

Strategic Small-Cap Equity Fund

F. Capital shares issued and redeemed were:
	Six Months Ended	Year Ended
	March 31, 2018	September 30, 2017
	Shares	Shares
	(000)	(000)
Issued	4,270	12,829
Issued in Lieu of Cash Distributions	2,813	534
Redeemed	(5,723)	(11,084)
Net Increase (Decrease) in Shares Outstanding	1,360	2,279

G. Management has determined that no material events or transactions occurred subsequent to March 31, 2018, that would require recognition or disclosure in these financial statements.

22

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

23

Six Months Ended March 31, 2018
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Strategic Small-Cap Equity Fund	9/30/2017	3/31/2018	Period
Based on Actual Fund Return	$1,000.00	$1,028.19	$1.47
Based on Hypothetical 5% Yearly Return	1,000.00	1,023.49	1.46

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratio for that period is 0.29%. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (182/365).

24

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Strategic Small-Cap Equity Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Quantitative Equity Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the fund’s investment management services over both the short and long term and took into account the organizational depth and stability of the advisor.

The board considered that Vanguard has been managing investments for more than three decades. The Quantitative Equity Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangement should continue. Information about the fund’s most recent performance can be found in the Performance Summary section of this report.

Cost

The board concluded that the fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses were also well below its peer-group average. Information about the fund’s expenses appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements section.

25

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale

The board concluded that the fund’s at-cost arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

26

Glossary

30-Day SEC Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (for bonds), its actual income (for asset-backed securities), or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Dividend Yield. Dividend income earned by stocks, expressed as a percentage of the aggregate market value (or of net asset value, for a fund). The yield is determined by dividing the amount of the annual dividends by the aggregate value (or net asset value) at the end of the period. For a fund, the dividend yield is based solely on stock holdings and does not include any income produced by other investments.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Foreign Holdings. The percentage of a fund represented by securities or depositary receipts of companies based outside the United States.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share.

For a fund, the weighted average price/book ratio of the stocks it holds.

27

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

28

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

29

This page intentionally left blank.

The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 208 Vanguard funds.

Information for each trustee and executive officer of the fund appears below. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

Interested Trustees1

F. William McNabb III

Born in 1957. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: chairman of the board (January 2010–present) of Vanguard and of each of the investment companies served by Vanguard, trustee (2009–present) of each of the investment companies served by Vanguard, and director (2008–present) of Vanguard. Chief executive officer and president (2008–2017) of Vanguard and each of the investment companies served by Vanguard, managing director (1995–2008) of Vanguard, and director (1997–2018) of Vanguard Marketing Corporation. Director (2018–present) of UnitedHealth Group.

Mortimer J. Buckley

Born in 1969. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chief executive officer (January 2018–present) of Vanguard; chief executive officer, president, and trustee (January 2018–present) of each of the investment companies served by Vanguard; president and director (2017–present) of Vanguard; and president (February 2018–present) of Vanguard Marketing Corporation. Chief investment officer (2013–2017), managing director (2002–2017), head of the Retail Investor Group (2006–2012), and chief information officer (2001–2006) of Vanguard. Chairman of the board (2011–2017) of the Children’s Hospital of Philadelphia.

Independent Trustees

Emerson U. Fullwood

Born in 1948. Trustee since January 2008. Principal occupation(s) during the past five years and other experience: executive chief staff and marketing officer for North America and corporate vice president (retired 2008) of Xerox Corporation (document management products and services). Former president of the Worldwide Channels Group, Latin America, and Worldwide Customer Service and executive chief staff officer of Developing Markets of Xerox. Executive in residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology. Lead director of SPX FLOW, Inc. (multi-industry manufacturing). Director of the University of Rochester Medical Center, the Monroe Community College Foundation, the United Way of Rochester, North Carolina A&T University, and Roberts Wesleyan College. Trustee of the University of Rochester.

Amy Gutmann

Born in 1949. Trustee since June 2006. Principal occupation(s) during the past five years and other experience: president (2004–present) of the University of Pennsylvania. Christopher H. Browne Distinguished Professor of Political Science, School of Arts and Sciences, and professor of communication, Annenberg School for Communication, with secondary faculty appointments in the Department of Philosophy, School of Arts and Sciences, and at the Graduate School of Education, University of Pennsylvania. Trustee of the National Constitution Center.

1 Mr. McNabb and Mr. Buckley are considered “interested persons,” as defined in the Investment Company Act of 1940, because they are officers of the Vanguard funds.

JoAnn Heffernan Heisen

Born in 1950. Trustee since July 1998. Principal occupation(s) during the past five years and other experience: corporate vice president of Johnson & Johnson (pharmaceuticals/medical devices/consumer products) and member of its executive committee (1997–2008). Chief global diversity officer (retired 2008), vice president and chief information officer (1997–2006), controller (1995–1997), treasurer (1991–1995), and assistant treasurer (1989–1991) of Johnson & Johnson. Director of Skytop Lodge Corporation (hotels) and the Robert Wood Johnson Foundation. Member of the advisory board of the Institute for Women’s Leadership at Rutgers University.

F. Joseph Loughrey

Born in 1949. Trustee since October 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2009) and vice chairman of the board (2008–2009) of Cummins Inc. (industrial machinery). Chairman of the board of Hillenbrand, Inc. (specialized consumer services), Oxfam America, and the Lumina Foundation for Education. Director of the V Foundation for Cancer Research. Member of the advisory council for the College of Arts and Letters and chair of the advisory board to the Kellogg Institute for International Studies, both at the University of Notre Dame.

Mark Loughridge

Born in 1953. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: senior vice president and chief financial officer (retired 2013) of IBM (information technology services). Fiduciary member of IBM’s Retirement Plan Committee (2004–2013), senior vice president and general manager (2002–2004) of IBM Global Financing, vice president and controller (1998–2002) of IBM, and a variety of other prior management roles at IBM. Member of the Council on Chicago Booth.

Scott C. Malpass

Born in 1962. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: chief investment officer (1989–present) and vice president (1996–present) of the University of Notre Dame. Assistant professor of finance at the Mendoza College of Business, University of Notre Dame, and member of the Notre Dame 403(b) Investment Committee. Chairman of the board of TIFF Advisory Services, Inc. Member of the board of Catholic Investment Services, Inc. (investment advisors), the board of advisors for Spruceview Capital Partners, and the board of superintendence of the Institute for the Works of Religion.

Deanna Mulligan

Born in 1963. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: president (2010–present) and chief executive officer (2011–present) of The Guardian Life Insurance Company of America. Chief operating officer (2010–2011) and executive vice president (2008–2010) of Individual Life and Disability of The Guardian Life Insurance Company of America. Member of the board of The Guardian Life Insurance Company of America, the American Council of Life Insurers, the Partnership for New York City (business leadership), and the Committee Encouraging Corporate Philanthropy. Trustee of the Economic Club of New York and the Bruce Museum (arts and science). Member of the Advisory Council for the Stanford Graduate School of Business.

André F. Perold

Born in 1952. Trustee since December 2004. Principal occupation(s) during the past five years and other experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011). Chief investment officer and co-managing partner of HighVista Strategies LLC (private investment firm). Overseer of the Museum of Fine Arts Boston.

Sarah Bloom Raskin

Born in 1961. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: deputy secretary (2014–2017) of the United States Department of the Treasury. Governor (2010–2014) of the Federal Reserve Board. Commissioner (2007–2010) of financial regulation for the State of Maryland. Member of the board of directors (2012–2014) of Neighborhood Reinvestment Corporation. Director of i(x) Investments, LLC.

Peter F. Volanakis

Born in 1955. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2010) of Corning Incorporated (communications equipment) and director of Corning Incorporated (2000–2010) and Dow Corning (2001–2010). Director (2012) of SPX Corporation (multi-industry manufacturing). Overseer of the Amos Tuck School of Business Administration, Dartmouth College (2001–2013). Chairman of the board of trustees of Colby-Sawyer College. Member of the Board of Hypertherm Inc. (industrial cutting systems, software, and consumables).

Executive Officers

Glenn Booraem

Born in 1967. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Investment stewardship officer (2017–present), treasurer (2015–2017), controller (2010–2015), and assistant controller (2001–2010) of each of the investment companies served by Vanguard.

Christine M. Buchanan

Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard and global head of Fund Administration at Vanguard. Treasurer (2017–present) of each of the investment companies served by Vanguard. Partner (2005–2017) at KPMG LLP (audit, tax, and advisory services).

Brian Dvorak

Born in 1973. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief compliance officer (2017–present) of Vanguard and each of the investment companies served by Vanguard. Assistant vice president (2017–present) of Vanguard Marketing Corporation. Vice president and director of Enterprise Risk Management (2011–2013) at Oppenheimer Funds, Inc.

Thomas J. Higgins

Born in 1957. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief financial officer (2008–present) and treasurer (1998–2008) of each of the investment companies served by Vanguard.

Peter Mahoney

Born in 1974. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Controller (2015–present) of each of the investment companies served by Vanguard. Head of International Fund Services (2008–2014) at Vanguard.

Anne E. Robinson

Born in 1970. Principal occupation(s) during the past five years and other experience: general counsel (2016–present) of Vanguard. Secretary (2016–present) of Vanguard and of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Director and senior vice president (2016–2018) of Vanguard Marketing Corporation. Managing director and general counsel of Global Cards and Consumer Services (2014–2016) at Citigroup. Counsel (2003–2014) at American Express.

Michael Rollings

Born in 1963. Principal occupation(s) during the past five years and other experience: finance director (2017–present) and treasurer (2017) of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Chief financial officer (2016–present) of Vanguard. Director (2016–present) of Vanguard Marketing Corporation. Executive vice president and chief financial officer (2006–2016) of MassMutual Financial Group.

Vanguard Senior Management Team

Mortimer J. Buckley	James M. Norris
Gregory Davis	Thomas M. Rampulla
John James	Karin A. Risi
Martha G. King	Anne E. Robinson
John T. Marcante	Michael Rollings
Chris D. McIsaac

Chairman Emeritus and Senior Advisor

John J. Brennan
Chairman, 1996–2009
Chief Executive Officer and President, 1996–2008

Founder

John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

P.O. Box 2600 Valley Forge, PA 19482-2600
Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447	Source for Bloomberg Barclays indexes: Bloomberg
Direct Investor Account Services > 800-662-2739	Index Services Limited. Copyright 2018, Bloomberg. All
rights reserved.
Institutional Investor Services > 800-523-1036
Text Telephone for People
Who Are Deaf or Hard of Hearing > 800-749-7273

This material may be used in conjunction
with the offering of shares of any Vanguard
fund only if preceded or accompanied by
the fund’s current prospectus.

All comparative mutual fund data are from Lipper, a
Thomson Reuters Company, or Morningstar, Inc., unless
otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via email addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.
© 2018 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q6152 052018

Item 2: Code of Ethics.

Not Applicable.

Item 3: Audit Committee Financial Expert.

Not Applicable.

Item 4: Principal Accountant Fees and Services.

(a) Audit Fees.

Not Applicable.

Item 5: Audit Committee of Listed Registrants.

Not Applicable.

Item 6: Investments.

Vanguard® Global Equity Fund
Schedule of Investments
March 31, 2018

		Market
		Value
	Shares	($000)
Common Stocks (96.6%)[1]
Australia (1.5%)
Qantas Airways Ltd.	4,185,755	18,831
Aristocrat Leisure Ltd.	911,865	17,000
Orica Ltd.	890,886	12,205
BlueScope Steel Ltd.	537,895	6,325
Cleanaway Waste Management Ltd.	2,586,307	2,890
Cochlear Ltd.	20,341	2,854
Coca-Cola Amatil Ltd.	368,583	2,467
Alumina Ltd.	1,257,547	2,295
ALS Ltd.	397,268	2,278
Newcrest Mining Ltd.	137,170	2,062
carsales. com Ltd.	158,703	1,658
QBE Insurance Group Ltd.	215,075	1,598
GUD Holdings Ltd.	164,406	1,513
DuluxGroup Ltd.	260,560	1,486
BHP Billiton Ltd.	49,801	1,102
Caltex Australia Ltd.	45,051	1,094
Metcash Ltd.	432,726	1,046
Fairfax Media Ltd.	1,910,973	998
Asaleo Care Ltd.	721,594	715
Domain Holdings Australia Ltd.	281,365	708
GWA Group Ltd.	256,643	667
Iluka Resources Ltd.	69,009	565
Amcor Ltd.	47,949	526
IPH Ltd.	162,810	425
Sigma Healthcare Ltd.	543,963	327
OZ Minerals Ltd.	40,015	278
Orora Ltd.	103,447	263
Sandfire Resources NL	39,653	225
Appen Ltd.	32,263	224
SmartGroup Corp. Ltd.	17,928	152
Nine Entertainment Co. Holdings Ltd.	79,610	140
McMillan Shakespeare Ltd.	7,800	102
Link Administration Holdings Ltd.	10,235	66
Peet Ltd.	30,773	34
* Adairs Ltd.	17,378	26
Pro Medicus Ltd.	3,956	25
Grange Resources Ltd.	165,183	22
		85,192
Austria (0.2%)
OMV AG	115,135	6,714
* Raiffeisen Bank International AG	64,233	2,503
Wienerberger AG	40,599	1,016
Oesterreichische Post AG	12,505	622
ANDRITZ AG	6,455	361
CA Immobilien Anlagen AG	3,489	117
* AT&S Austria Technologie & Systemtechnik AG	3,112	83
EVN AG	1,471	29
		11,445
Belgium (0.1%)
Anheuser-Busch InBev SA/NV	22,527	2,476
UCB SA	23,408	1,909
Befimmo SA	3,993	258
bpost SA	7,728	175
		4,818
Brazil (1.1%)
Banco Bradesco SA Preference Shares	2,079,607	24,881
* B3 SA - Brasil Bolsa Balcao	1,685,600	13,627
Alpargatas SA Preference Shares	746,282	3,911
Porto Seguro SA	259,489	3,817
Natura Cosmeticos SA	351,626	3,408
MRV Engenharia e Participacoes SA	577,500	2,843

1

Vanguard® Global Equity Fund
Schedule of Investments
March 31, 2018

		Market
		Value
	Shares	($000)
Itausa - Investimentos Itau SA Preference Shares	556,667	2,325
TOTVS SA	251,500	2,195
IRB Brasil Resseguros S/A	149,100	1,890
* B2W Cia Digital	169,414	1,316
Nexa Resources SA	56,825	995
Embraer SA	124,167	811
Banco BTG Pactual SA	103,978	724
* LPS Brasil Consultoria de Imoveis SA	377,000	558
EDP - Energias do Brasil SA	120,800	487
Magnesita Refratarios SA	20,900	368
* Construtora Tenda SA	45,395	362
SLC Agricola SA	28,900	302
2 Banco do Estado do Rio Grande do Sul SA Preference Shares	48,200	296
Ez Tec Empreendimentos e Participacoes SA	26,600	186
QGEP Participacoes SA	51,600	178
* TPI - Triunfo Participacoes e Investimentos SA	114,000	80
Cia Ferro Ligas da Bahia - Ferbasa Preference Shares	11,300	73
Sul America SA	8,300	55
* Itausa - Investimentos Itau SA	13,082	55
Cia de Locacao das Americas	4,600	42
Trisul SA	6,200	11
		65,796
Canada (3.5%)
Fairfax Financial Holdings Ltd. (Toronto Shares)	48,721	24,697
Toronto-Dominion Bank	387,338	21,980
Canadian Imperial Bank of Commerce	235,101	20,752
Bank of Montreal	199,600	15,077
Fairfax Financial Holdings Ltd.	27,770	14,135
Barrick Gold Corp.	970,532	12,083
Ritchie Bros Auctioneers Inc. (New York Shares)	319,315	10,049
Canadian Natural Resources Ltd.	303,239	9,532
Brookfield Asset Management Inc. Class A	204,273	7,963
Loblaw Cos. Ltd.	154,944	7,828
^ West Fraser Timber Co. Ltd.	101,529	6,747
Rogers Communications Inc. Class B	115,233	5,147
Constellation Software Inc.	7,300	4,953
Gildan Activewear Inc.	147,288	4,254
* Canfor Corp.	180,669	4,116
Royal Bank of Canada	50,631	3,911
Ritchie Bros Auctioneers Inc.	124,145	3,903
PrairieSky Royalty Ltd.	122,942	2,688
BRP Inc.	66,534	2,555
Norbord Inc.	60,378	2,189
Maple Leaf Foods Inc.	70,300	1,713
* Great Canadian Gaming Corp.	55,396	1,408
Linamar Corp.	25,600	1,398
* Interfor Corp.	74,500	1,358
^ Dream Office REIT	73,523	1,333
Western Forest Products Inc.	601,800	1,210
Canaccord Genuity Group Inc.	207,200	1,115
Husky Energy Inc.	66,500	952
Cogeco Inc.	16,162	859
Quebecor Inc. Class B	44,800	856
Just Energy Group Inc.	185,500	819
Colliers International Group Inc.	10,684	742
Martinrea International Inc.	54,600	645
FirstService Corp.	8,500	623
Capital Power Corp.	27,500	517
* ATS Automation Tooling Systems Inc.	34,549	474
Stella-Jones Inc.	12,800	452
AGF Management Ltd. Class B	57,886	295
Morguard North American Residential REIT	25,700	273
Morguard Corp.	1,900	250
* Taseko Mines Ltd.	204,260	235

2

Vanguard® Global Equity Fund
Schedule of Investments
March 31, 2018

		Market
		Value
	Shares	($000)
North American Energy Partners Inc.	42,466	225
* Transat AT Inc. Class B	33,500	193
Winpak Ltd.	5,000	188
Wajax Corp.	9,500	180
* International Petroleum Corp.	30,313	126
^ True North Commercial REIT	23,400	117
Andrew Peller Ltd. Class A	8,000	113
Rocky Mountain Dealerships Inc.	9,800	93
Summit Industrial Income REIT	10,000	64
Stuart Olson Inc.	10,500	61
* DREAM Unlimited Corp. Class A	7,100	51
* Trisura Group Ltd.	2,300	46
Corby Spirit and Wine Ltd.	1,800	27
High Arctic Energy Services Inc.	8,100	24
Reitmans Canada Ltd. Class A	7,400	23
		203,617
Chile (0.1%)
Quinenco SA	929,953	3,124
Cia Cervecerias Unidas SA	185,688	2,732
Enaex SA	60,161	986
* Cia Sud Americana de Vapores SA	12,198,793	530
Cia Cervecerias Unidas SA ADR	7,913	233
		7,605
China (4.0%)
* Alibaba Group Holding Ltd. ADR	255,418	46,879
* Baidu Inc. ADR	120,849	26,972
Industrial & Commercial Bank of China Ltd.	19,956,000	17,305
Agricultural Bank of China Ltd.	28,502,000	16,390
* 58.com Inc. ADR	204,150	16,303
* Ctrip.com International Ltd. ADR	349,608	16,299
Autohome Inc. ADR	157,575	13,542
PetroChina Co. Ltd.	17,026,000	11,844
NetEase Inc. ADR	31,783	8,912
China Construction Bank Corp.	7,952,000	8,263
Kingboard Chemical Holdings Ltd.	1,458,500	6,770
Tsingtao Brewery Co. Ltd.	1,270,000	6,696
* China Biologic Products Holdings Inc.	52,184	4,227
CNOOC Ltd.	2,810,000	4,147
Want Want China Holdings Ltd.	4,189,557	3,392
* Li Ning Co. Ltd.	3,240,833	3,347
China Mengniu Dairy Co. Ltd.	781,000	2,704
Tingyi Cayman Islands Holding Corp.	1,199,608	2,508
China Shenhua Energy Co. Ltd.	952,500	2,393
Yum China Holdings Inc.	52,206	2,167
Hengan International Group Co. Ltd.	224,415	2,091
China Resources Beer Holdings Co. Ltd.	408,658	1,787
China Resources Cement Holdings Ltd.	996,000	869
Road King Infrastructure Ltd.	354,000	711
Ajisen China Holdings Ltd.	1,492,000	707
Sinotruk Hong Kong Ltd.	527,000	628
China Merchants Port Holdings Co. Ltd.	236,000	524
* Poly Property Group Co. Ltd.	643,000	320
Shougang Fushan Resources Group Ltd.	1,154,000	299
Yuzhou Properties Co. Ltd.	428,000	294
China Shineway Pharmaceutical Group Ltd.	174,000	268
* Daqo New Energy Corp. ADR	5,336	261
Zhongsheng Group Holdings Ltd.	95,000	261
* Valuetronics Holdings Ltd.	309,100	256
China Yuchai International Ltd.	10,279	218
Shui On Land Ltd.	759,000	207
China Sanjiang Fine Chemicals Co. Ltd.	395,000	164
Dah Chong Hong Holdings Ltd.	249,000	126
China Overseas Grand Oceans Group Ltd.	222,000	109
TCL Multimedia Technology Holdings Ltd.	210,000	99

3

Vanguard® Global Equity Fund
Schedule of Investments
March 31, 2018

		Market
		Value
	Shares	($000)
COSCO SHIPPING International Hong Kong Co. Ltd.	226,000	94
Overseas Chinese Town Asia Holdings Ltd.	148,000	85
China Lilang Ltd.	42,000	53
Flat Glass Group Co. Ltd.	168,000	52
Minmetals Land Ltd.	200,000	37
Shanghai Prime Machinery Co. Ltd.	136,000	25
Rivera Holdings Ltd.	310,000	24
Kingboard Laminates Holdings Ltd.	15,500	23
		231,652
Colombia (0.1%)
Bancolombia SA ADR	47,036	1,977
Almacenes Exito SA	129,173	766
Ecopetrol SA ADR	36,786	711
* Avianca Holdings SA ADR	6,253	53
		3,507
Czech Republic (0.0%)
Komercni banka as	33,735	1,540

Denmark (1.1%)
H Lundbeck A/S	279,071	15,599
* AP Moller - Maersk A/S Class B	9,036	14,085
* Genmab A/S	50,808	10,938
Novozymes A/S	94,341	4,885
Coloplast A/S Class B	41,765	3,540
Vestas Wind Systems A/S	45,183	3,235
Novo Nordisk A/S Class B	55,985	2,755
* William Demant Holding A/S	70,087	2,610
GN Store Nord A/S	71,684	2,544
Carlsberg A/S Class B	13,330	1,593
Danske Bank A/S	9,343	349
Spar Nord Bank A/S	19,998	239
DSV A/S	2,899	229
* Bang & Olufsen A/S	8,522	216
* ISS A/S	4,416	164
* Ringkjoebing Landbobank A/S	2,979	164
Per Aarsleff Holding A/S	3,101	116
IC Group A/S	1,169	27
Columbus A/S	11,386	27
		63,315
Finland (0.7%)
Neste Oyj	432,018	30,131
Tikkurila Oyj	273,780	5,268
Sampo Oyj Class A	70,293	3,921
Nokian Renkaat Oyj	19,424	884
Wartsila OYJ Abp	38,398	849
Amer Sports Oyj	18,726	578
Finnair Oyj	25,492	355
Ramirent Oyj	19,145	158
Kone Oyj Class B	3,115	156
		42,300
France (1.8%)
Pernod Ricard SA	128,205	21,357
Bureau Veritas SA	708,448	18,423
Legrand SA	129,560	10,169
L'Oreal SA	41,675	9,415
STMicroelectronics NV ADR	408,195	9,099
Nexity SA	87,040	5,584
* Air France-KLM	470,855	5,231
Airbus SE	21,530	2,491
* Eramet	17,762	2,450
BNP Paribas SA	31,265	2,318
STMicroelectronics NV	100,033	2,220
Eurofins Scientific SE	3,472	1,835
Getlink SE	88,174	1,259

4

Vanguard® Global Equity Fund
Schedule of Investments
March 31, 2018

		Market
		Value
	Shares	($000)
Edenred	35,322	1,229
AXA SA	45,524	1,212
* ArcelorMittal	37,256	1,182
Ipsen SA	6,854	1,064
Thales SA	8,089	986
Teleperformance	4,796	744
TOTAL SA	10,955	623
JCDecaux SA	15,197	530
Neopost SA	14,543	383
Vicat SA	4,810	363
* Elis SA (London Shares)	14,337	355
Gaztransport Et Technigaz SA	5,105	320
Derichebourg SA	35,346	312
Elis SA	11,491	285
LVMH Moet Hennessy Louis Vuitton SE	787	243
Beneteau SA	10,561	230
Imerys SA	2,305	224
* Ste Industrielle d'Aviation Latecoere SA	34,867	214
Hermes International	290	172
Vilmorin & Cie SA	1,807	157
Savencia SA	845	91
Manitou BF SA	2,005	85
* Cegedim SA	1,556	72
* Virbac SA	459	68
Bonduelle SCA	1,216	51
Haulotte Group SA	2,107	43
* Stallergenes Greer plc	984	35
GL Events	1,094	33
* Fountaine Pajot SA	230	31
* Lacroix SA	605	25
* AST Groupe SA	478	5
		103,218
Germany (2.7%)
SAP SE	429,798	44,977
Deutsche Lufthansa AG	994,672	31,774
Deutsche Boerse AG	114,425	15,588
Infineon Technologies AG	424,863	11,382
* Software AG	128,094	6,708
Henkel AG & Co. KGaA	52,427	6,598
Henkel AG & Co. KGaA Preference Shares	43,812	5,761
Fresenius Medical Care AG & Co. KGaA	37,948	3,875
Kloeckner & Co. SE	264,120	3,315
BASF SE	26,676	2,711
Brenntag AG	35,167	2,093
Bayerische Motoren Werke AG	18,883	2,049
Volkswagen AG Preference Shares	9,458	1,881
adidas AG	7,641	1,851
Axel Springer SE	20,721	1,735
Stabilus SA	17,885	1,709
Fraport AG Frankfurt Airport Services Worldwide	16,742	1,652
Deutsche Telekom AG	93,838	1,531
Rheinmetall AG	8,575	1,219
CTS Eventim AG & Co. KGaA	24,577	1,153
Symrise AG	11,665	939
Bechtle AG	8,192	665
TUI AG	25,148	539
Borussia Dortmund GmbH & Co. KGaA	77,634	488
Hannover Rueck SE	3,242	443
Gerresheimer AG	5,257	432
Draegerwerk AG & Co. KGaA Preference Shares	4,111	391
GEA Group AG	6,306	268
Wirecard AG	2,252	266
OHB SE	6,090	264
* Tom Tailor Holding SE	22,521	236

5

Vanguard® Global Equity Fund
Schedule of Investments
March 31, 2018

		Market
		Value
	Shares	($000)
Wacker Chemie AG	1,297	213
Fielmann AG	2,574	208
MTU Aero Engines AG	1,217	205
* Siltronic AG	1,109	190
DIC Asset AG	13,474	170
TAG Immobilien AG	7,416	154
HeidelbergCement AG	1,449	142
Bauer AG	5,764	136
* zooplus AG	723	132
* H&R GmbH & Co. KGaA	7,823	118
Wacker Neuson SE	2,922	101
* Heidelberger Druckmaschinen AG	26,160	98
comdirect bank AG	6,690	97
alstria office REIT-AG	5,832	91
Villeroy & Boch AG Preference Shares	2,499	58
* FinTech Group AG	1,657	57
Deutz AG	5,572	51
Gesco AG	1,238	43
VIB Vermoegen AG	1,214	33
EDAG Engineering Group AG	1,250	24
CropEnergies AG	3,676	24
		156,838
Greece (0.1%)
Grivalia Properties REIC AE	266,991	2,916
Fourlis Holdings SA	168,469	1,174
JUMBO SA	64,346	1,152
* Alpha Bank AE	284,993	611
Motor Oil Hellas Corinth Refineries SA	20,654	466
Hellenic Petroleum SA	19,568	190
* GEK Terna Holding Real Estate Construction SA	11,254	68
Aegean Airlines SA	5,655	62
		6,639
Hong Kong (1.5%)
AIA Group Ltd.	4,865,600	41,537
Jardine Matheson Holdings Ltd.	252,800	15,594
Sands China Ltd.	1,676,400	9,103
CK Hutchison Holdings Ltd.	472,300	5,678
HSBC Holdings plc	501,600	4,758
* Esprit Holdings Ltd.	5,139,514	1,759
Television Broadcasts Ltd.	397,900	1,326
Stella International Holdings Ltd.	914,673	1,220
First Pacific Co. Ltd.	2,047,250	1,118
ASM Pacific Technology Ltd.	78,900	1,117
Hongkong & Shanghai Hotels Ltd.	683,700	1,050
K Wah International Holdings Ltd.	1,002,000	674
Goodbaby International Holdings Ltd.	949,000	653
Dairy Farm International Holdings Ltd.	62,000	494
* CK Asset Holdings Ltd.	29,692	251
SmarTone Telecommunications Holdings Ltd.	209,194	223
Hysan Development Co. Ltd.	39,000	207
* PC Partner Group Ltd.	162,000	118
Microport Scientific Corp.	108,000	118
New World Development Co. Ltd.	76,000	108
Johnson Electric Holdings Ltd.	24,500	92
Kowloon Development Co. Ltd.	65,000	73
Oriental Watch Holdings	246,000	72
Texwinca Holdings Ltd.	136,823	72
Get Nice Holdings Ltd.	1,664,000	62
* Global Brands Group Holding Ltd.	732,000	41
Guoco Group Ltd.	3,000	40
Nameson Holdings Ltd.	184,000	40
Fountain SET Holdings Ltd.	252,000	38
* Precision Tsugami China Corp. Ltd.	24,000	36
* Wing Tai Properties Ltd.	38,000	29

6

Vanguard® Global Equity Fund
Schedule of Investments
March 31, 2018

			Market
			Value
		Shares	($000)
	Chevalier International Holdings Ltd.	14,000	22
			87,723
Hungary (0.0%)
*	MOL Hungarian Oil & Gas plc	97,128	1,064

India (1.3%)
	ICICI Bank Ltd.	6,894,073	29,624
	Housing Development Finance Corp. Ltd.	966,990	27,197
	Oil & Natural Gas Corp. Ltd.	1,247,495	3,414
	Axis Bank Ltd.	420,952	3,316
	Bharti Airtel Ltd.	317,686	1,963
*	Idea Cellular Ltd.	1,027,282	1,201
	JK Paper Ltd.	549,552	1,160
	Wipro Ltd.	215,316	934
	Shriram Transport Finance Co. Ltd.	39,577	878
*	SpiceJet Ltd.	451,015	878
	Coal India Ltd.	175,102	763
	West Coast Paper Mills Ltd.	92,356	344
*	Automotive Axles Ltd.	13,775	308
*	EID Parry India Ltd.	66,310	280
	Mphasis Ltd.	21,271	275
	Oil India Ltd.	64,459	214
*	Jindal Stainless Hisar Ltd.	65,307	160
	National Fertilizers Ltd.	179,217	152
*	WNS Holdings Ltd. ADR	3,284	149
	Hindustan Petroleum Corp. Ltd.	27,645	147
	Redington India Ltd.	60,041	136
	HIL Ltd.	4,851	122
*	Visaka Industries Ltd.	10,968	110
	Persistent Systems Ltd.	8,353	90
	Sandur Manganese & Iron Ores Ltd.	4,531	78
	Andhra Sugars Ltd.	10,565	68
	Infinite Computer Solutions India Ltd.	8,872	64
*	Vaibhav Global Ltd.	5,700	61
*	PPAP Automotive Ltd.	6,350	51
	DCM Shriram Ltd.	5,139	34
			74,171
Indonesia (0.1%)
	Media Nusantara Citra Tbk PT	14,400,850	1,490
	United Tractors Tbk PT	545,900	1,274
*	Harum Energy Tbk PT	5,361,500	1,062
*	Energi Mega Persada Tbk PT	37,526,300	697
	Indo Tambangraya Megah Tbk PT	331,000	686
	Adaro Energy Tbk PT	1,774,900	277
*	Bank Tabungan Negara Persero Tbk PT	823,300	228
	Erajaya Swasembada Tbk PT	2,118,600	196
*	Bank CIMB Niaga Tbk PT	1,908,400	162
*	Panin Financial Tbk PT	7,079,800	128
	Bank Bukopin Tbk	995,300	42
*	Petrosea Tbk PT	46,900	8
			6,250
Ireland (1.5%)
	CRH plc	936,589	31,717
*	Ryanair Holdings plc ADR	241,573	29,677
*	Bank of Ireland Group plc	2,511,784	22,016
*	ICON plc	17,162	2,027
	Paddy Power Betfair plc (London Shares)	12,061	1,237
	Irish Continental Group plc	165,753	1,169
	Paddy Power Betfair plc	7,403	761
*	Avadel Pharmaceuticals plc ADR	25,944	189
*,3	Irish Bank Resolution Corp. Ltd.	122,273	—
			88,793
Israel (0.3%)
	Bank Leumi Le-Israel BM	1,316,674	7,952

7

Vanguard® Global Equity Fund
Schedule of Investments
March 31, 2018

			Market
			Value
		Shares	($000)
	Bank Hapoalim BM	970,143	6,670
	First International Bank Of Israel Ltd.	22,888	484
*	SodaStream International Ltd.	4,575	420
	Oil Refineries Ltd.	687,143	318
*	Radware Ltd.	11,681	249
	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	1,730	87
*	Fox Wizel Ltd.	2,394	43
	Alrov Properties and Lodgings Ltd.	1,208	42
			16,265
Italy (0.8%)
*	Fiat Chrysler Automobiles NV	1,321,883	27,104
	CNH Industrial NV	223,514	2,765
*	UniCredit SPA	125,568	2,635
	Luxottica Group SPA ADR	37,918	2,358
	ERG SPA	84,083	2,012
	Piaggio & C SPA	600,483	1,674
	EXOR NV	18,925	1,352
*,^	Saipem SPA	299,022	1,176
	Luxottica Group SPA	10,514	654
	Davide Campari-Milano SPA	83,814	635
	Maire Tecnimont SPA	106,352	549
	Intesa Sanpaolo SPA (Registered)	113,928	415
	Societa Iniziative Autostradali e Servizi SPA	13,457	251
	Credito Emiliano SPA	28,258	248
	Saras SPA	104,270	229
	Danieli & C Officine Meccaniche SPA	10,871	198
*	Arnoldo Mondadori Editore SPA	94,110	198
	Falck Renewables SPA	41,576	108
	Societa Cattolica di Assicurazioni SC	9,828	105
	Biesse SPA	1,667	99
	Recordati SPA	2,351	87
	Autogrill SPA	5,631	73
	Reno de Medici SPA	60,029	60
*	IMMSI SPA	32,130	25
			45,010
Japan (6.4%)
	MS&AD Insurance Group Holdings Inc.	1,089,600	33,877
	Daito Trust Construction Co. Ltd.	125,700	21,360
	SMC Corp.	48,300	19,714
^	CyberAgent Inc.	372,800	19,339
	Olympus Corp.	493,900	18,932
^	Advantest Corp.	716,300	15,041
	Kao Corp.	191,000	14,400
	Rohm Co. Ltd.	145,200	13,815
	Persol Holdings Co. Ltd.	470,900	13,683
	Secom Co. Ltd.	177,100	13,176
	Sumitomo Mitsui Trust Holdings Inc.	301,000	12,325
	Fujitsu Ltd.	1,830,000	11,091
	Kansai Paint Co. Ltd.	388,900	9,106
	Tokio Marine Holdings Inc.	195,800	8,918
	Sompo Holdings Inc.	184,400	7,452
*	LINE Corp.	178,000	6,950
	KDDI Corp.	244,200	6,271
	Kyocera Corp.	107,600	6,099
	Nihon Unisys Ltd.	268,600	5,835
	Kose Corp.	25,500	5,353
	Sohgo Security Services Co. Ltd.	79,200	3,898
	USS Co. Ltd.	182,000	3,729
	Nippon Telegraph & Telephone Corp.	80,200	3,726
	Sumitomo Mitsui Financial Group Inc.	73,800	3,129
	Hitachi Ltd.	388,000	2,831
	Konami Holdings Corp.	54,000	2,741
	Seven & i Holdings Co. Ltd.	57,600	2,471
	West Japan Railway Co.	32,700	2,311

8

Vanguard® Global Equity Fund
Schedule of Investments
March 31, 2018

		Market
		Value
	Shares	($000)
Dai-ichi Life Holdings Inc.	122,500	2,274
East Japan Railway Co.	23,800	2,221
Kirin Holdings Co. Ltd.	77,500	2,078
TIS Inc.	51,400	2,061
FUJIFILM Holdings Corp.	44,000	1,761
Japan Post Holdings Co. Ltd.	143,100	1,738
Toyota Motor Corp.	26,400	1,721
Mixi Inc.	44,500	1,662
Resona Holdings Inc.	271,300	1,460
EDION Corp.	115,700	1,338
Nissan Chemical Industries Ltd.	31,100	1,295
Fuji Media Holdings Inc.	73,800	1,253
Koshidaka Holdings Co. Ltd.	17,900	1,245
NTT Data Corp.	117,400	1,232
Bandai Namco Holdings Inc.	36,150	1,165
K's Holdings Corp.	84,000	1,164
Obayashi Corp.	102,200	1,125
Tokyo Gas Co. Ltd.	40,500	1,082
Mitsubishi Estate Co. Ltd.	64,400	1,071
Omron Corp.	17,900	1,050
Mitsubishi Heavy Industries Ltd.	25,900	1,000
Nomura Holdings Inc.	169,000	984
^ Marui Group Co. Ltd.	47,100	953
SCSK Corp.	21,500	934
TDK Corp.	10,200	909
Meitec Corp.	16,200	890
Mitsubishi Corp.	32,800	882
ITOCHU Corp.	45,300	882
Mizuho Financial Group Inc.	482,000	876
Sekisui Chemical Co. Ltd.	49,500	866
Maeda Corp.	74,000	863
Subaru Corp.	26,000	861
Alfresa Holdings Corp.	37,800	851
Toray Industries Inc.	86,700	823
AEON Financial Service Co. Ltd.	35,200	817
NTT Urban Development Corp.	66,600	813
Ulvac Inc.	14,100	803
Ryohin Keikaku Co. Ltd.	2,400	799
Obic Co. Ltd.	9,100	768
^ Casio Computer Co. Ltd.	51,400	766
Daiwa House Industry Co. Ltd.	19,500	751
NEC Corp.	26,400	742
LIXIL Group Corp.	33,100	734
Suntory Beverage & Food Ltd.	15,100	732
Matsumotokiyoshi Holdings Co. Ltd.	17,300	732
Nikon Corp.	39,200	708
Tohoku Electric Power Co. Inc.	52,000	707
Nippon Television Holdings Inc.	40,270	706
Daifuku Co. Ltd.	11,300	673
Yamato Holdings Co. Ltd.	26,600	669
Round One Corp.	41,300	657
Kubota Corp.	36,900	650
^ Yamada Denki Co. Ltd.	106,000	642
TechnoPro Holdings Inc.	10,500	638
Nomura Co. Ltd.	28,900	623
NET One Systems Co. Ltd.	42,200	619
Sumitomo Electric Industries Ltd.	37,300	573
Japan Airlines Co. Ltd.	13,900	566
Fukuoka Financial Group Inc.	102,000	560
SoftBank Group Corp.	7,200	536
Shimizu Corp.	59,300	529
* Renesas Electronics Corp.	51,600	520
Isetan Mitsukoshi Holdings Ltd.	45,700	506
Gunze Ltd.	8,800	505

9

Vanguard® Global Equity Fund
Schedule of Investments
March 31, 2018

		Market
		Value
	Shares	($000)
Showa Corp.	29,300	503
SHO-BOND Holdings Co. Ltd.	6,300	471
Hoshizaki Corp.	5,100	455
Toyo Suisan Kaisha Ltd.	11,400	452
Otsuka Corp.	8,600	439
Sawai Pharmaceutical Co. Ltd.	9,900	436
Ushio Inc.	31,900	428
Azbil Corp.	8,900	419
Inpex Corp.	33,300	416
JFE Holdings Inc.	20,300	410
Senko Group Holdings Co. Ltd.	51,700	405
Duskin Co. Ltd.	16,000	398
Toyo Seikan Group Holdings Ltd.	26,200	392
Kanematsu Corp.	28,700	387
T-Gaia Corp.	13,400	376
Toyota Industries Corp.	6,000	365
Goldcrest Co. Ltd.	15,400	328
Noritz Corp.	17,200	312
en-japan Inc.	5,300	302
Shiseido Co. Ltd.	4,500	291
Sumitomo Dainippon Pharma Co. Ltd.	17,100	286
Onward Holdings Co. Ltd.	32,700	285
Inaba Denki Sangyo Co. Ltd.	6,400	282
Pasona Group Inc.	12,500	270
Amano Corp.	9,700	260
Mitsubishi Logistics Corp.	12,100	254
Kokuyo Co. Ltd.	12,700	248
Mitsubishi UFJ Financial Group Inc.	37,300	248
Otsuka Holdings Co. Ltd.	4,900	246
Nippon Suisan Kaisha Ltd.	47,000	244
Iwatani Corp.	6,600	244
Capcom Co. Ltd.	10,400	241
Information Development Co.	15,900	241
ValueCommerce Co. Ltd.	17,700	235
Kurabo Industries Ltd.	72,000	225
Nojima Corp.	8,600	208
NEC Capital Solutions Ltd.	10,400	206
Arata Corp.	3,600	205
YAMABIKO Corp.	15,100	199
Aeon Delight Co. Ltd.	5,500	199
Toyo Tanso Co. Ltd.	6,300	199
Canon Marketing Japan Inc.	7,300	198
Rheon Automatic Machinery Co. Ltd.	9,800	197
Hirata Corp.	2,100	192
Tokyo Electron Ltd.	1,000	185
Shinmaywa Industries Ltd.	22,400	184
Keihin Corp.	8,900	183
Tamron Co. Ltd.	8,300	173
Geo Holdings Corp.	10,600	168
NH Foods Ltd.	4,000	165
Menicon Co. Ltd.	6,500	165
Sakai Chemical Industry Co. Ltd.	6,200	160
ADEKA Corp.	8,400	150
Saizeriya Co. Ltd.	5,300	150
Nippon Signal Company Ltd.	15,600	147
Happinet Corp.	10,100	146
Justsystems Corp.	5,800	141
Komeri Co. Ltd.	4,800	130
Tokyu Construction Co. Ltd.	11,400	124
Tomoe Engineering Co. Ltd.	5,900	118
Sansei Technologies Inc.	10,100	116
Zensho Holdings Co. Ltd.	4,900	112
Shindengen Electric Manufacturing Co. Ltd.	1,700	111
Sumitomo Chemical Co. Ltd.	19,000	110

10

Vanguard® Global Equity Fund
Schedule of Investments
March 31, 2018

		Market
		Value
	Shares	($000)
Shizuoka Gas Co. Ltd.	11,900	108
ASAHI YUKIZAI Corp.	6,500	108
CMIC Holdings Co. Ltd.	3,800	99
Studio Alice Co. Ltd.	4,000	97
Komatsu Wall Industry Co. Ltd.	3,500	93
Warabeya Nichiyo Holdings Co. Ltd.	3,700	92
Feed One Co. Ltd.	44,800	92
Jalux Inc.	3,000	89
Albis Co. Ltd.	2,700	87
Central Sports Co. Ltd.	2,300	84
Nichiban Co. Ltd.	2,400	78
Sanyo Denki Co. Ltd.	1,000	78
Mitsubishi Research Institute Inc.	2,400	77
Ichinen Holdings Co. Ltd.	5,400	76
Aeon Fantasy Co. Ltd.	1,500	74
Imasen Electric Industrial	6,400	74
Asahi Diamond Industrial Co. Ltd.	6,900	73
Airport Facilities Co. Ltd.	11,500	69
Nihon Eslead Corp.	3,300	69
Daito Pharmaceutical Co. Ltd.	1,800	65
Mochida Pharmaceutical Co. Ltd.	900	64
Yellow Hat Ltd.	2,100	63
Kawai Musical Instruments Manufacturing Co. Ltd.	1,900	62
Yuken Kogyo Co. Ltd.	2,300	61
Tosei Corp.	4,900	59
DTS Corp.	1,700	59
Koatsu Gas Kogyo Co. Ltd.	6,900	59
NSD Co. Ltd.	2,800	57
Cota Co. Ltd.	3,520	57
Yamaya Corp.	1,800	54
Elematec Corp.	2,200	53
ASKA Pharmaceutical Co. Ltd.	3,300	52
Wakachiku Construction Co. Ltd.	3,300	51
Ichiken Co. Ltd.	2,200	51
Tomen Devices Corp.	1,900	51
Sankyo Tateyama Inc.	3,400	51
CI Takiron Corp.	7,700	50
Atsugi Co. Ltd.	4,400	49
Nippon Chemiphar Co. Ltd.	1,100	49
* Ishihara Sangyo Kaisha Ltd.	4,000	49
Shofu Inc.	3,500	48
* First Juken Co. Ltd.	3,100	48
Seiko Holdings Corp.	2,000	48
* Toell Co. Ltd.	4,500	46
Mikuni Corp.	7,300	45
NuFlare Technology Inc.	700	44
Endo Lighting Corp.	4,400	44
Nikko Co. Ltd.	2,000	44
Lonseal Corp.	1,900	42
Sinanen Holdings Co. Ltd.	1,700	42
Tachibana Eletech Co. Ltd.	2,100	42
Tigers Polymer Corp.	5,100	42
JK Holdings Co. Ltd.	4,700	42
Rion Co. Ltd.	1,600	41
Maruzen Showa Unyu Co. Ltd.	8,000	39
NJS Co. Ltd.	2,500	38
Terasaki Electric Co. Ltd.	2,800	38
Amiyaki Tei Co. Ltd.	700	37
Kyosan Electric Manufacturing Co. Ltd.	6,000	37
Dvx Inc.	3,000	36
Sogo Medical Co. Ltd.	1,200	34
Taiko Bank Ltd.	1,500	32
Furuno Electric Co. Ltd.	4,500	32
Takano Co. Ltd.	3,600	31

11

Vanguard® Global Equity Fund
Schedule of Investments
March 31, 2018

		Market
		Value
	Shares	($000)
Yushiro Chemical Industry Co. Ltd.	1,900	31
JVC Kenwood Corp.	9,200	30
Shibusawa Warehouse Co. Ltd.	1,800	30
Minori Solutions Co. Ltd.	2,200	30
Cosmos Initia Co. Ltd.	4,200	30
Natoco Co. Ltd.	2,100	28
Yaizu Suisankagaku Industry Co. Ltd.	2,200	26
Ainavo Holdings Co. Ltd.	2,500	26
* Nakakita Seisakusho Co. Ltd.	700	25
Sawada Holdings Co. Ltd.	2,600	24
San Holdings Inc.	900	22
Kyokuto Kaihatsu Kogyo Co. Ltd.	1,400	21
		370,800
Kenya (0.0%)
East African Breweries Ltd.	221,297	580
Equity Group Holdings Ltd.	239,600	128
		708
Malaysia (0.7%)
Tenaga Nasional Bhd.	6,863,900	28,759
Malayan Banking Bhd.	1,537,700	4,188
Petronas Dagangan Bhd.	225,600	1,447
Public Bank Bhd. (Local)	189,400	1,181
Ann Joo Resources Bhd.	414,000	325
Uchi Technologies Bhd.	413,800	287
VS Industry Bhd.	461,600	282
Supermax Corp. Bhd.	419,800	280
Hengyuan Refining Co. Bhd.	129,700	258
Hong Leong Bank Bhd.	51,000	248
* Lion Industries Corp. Bhd.	595,900	139
Padini Holdings Bhd.	115,700	130
Malaysian Pacific Industries Bhd.	55,000	124
* AirAsia X Bhd.	1,130,800	112
MISC Bhd.	54,400	99
Petron Malaysia Refining & Marketing Bhd.	33,100	73
Muhibbah Engineering M Bhd.	79,700	61
Batu Kawan Bhd.	12,700	60
BIMB Holdings Bhd.	58,100	58
Oriental Holdings Bhd.	17,800	29
* Comfort Glove Bhd.	91,100	26
Favelle Favco Bhd.	37,000	25
* Wah Seong Corp. Bhd.	59,100	23
		38,214
Mexico (0.2%)
Ternium SA ADR	71,622	2,327
Mexichem SAB de CV	622,789	1,920
Grupo Televisa SAB ADR	115,008	1,836
2 Nemak SAB de CV	1,696,461	1,401
Industrias Bachoco SAB de CV Class B	179,252	932
Grupo Lala SAB de CV	583,042	797
Grupo Financiero Inbursa SAB de CV	397,793	663
* Grupo Simec SAB de CV Class B	87,571	270
* Corp Inmobiliaria Vesta SAB de CV	144,182	214
Grupo Elektra SAB DE CV	6,047	170
Rassini SAB de CV	32,481	140
Macquarie Mexico Real Estate Management SA de CV	91,124	103
Consorcio ARA SAB de CV	143,302	57
Grupo Comercial Chedraui SA de CV	15,101	32
* Grupo Famsa SAB de CV Class A	42,990	27
		10,889
Netherlands (1.1%)
Unilever NV	461,147	26,068
2 Philips Lighting NV	566,341	21,306
Heineken NV	27,344	2,943

12

Vanguard® Global Equity Fund
Schedule of Investments
March 31, 2018

Market
Value
Shares	($000)
Akzo Nobel NV	22,064	2,086
Koninklijke Philips NV	46,758	1,797
Koninklijke Ahold Delhaize NV	67,555	1,602
Koninklijke KPN NV	436,086	1,309
Boskalis Westminster	27,009	792
ASML Holding NV	3,825	757
ASR Nederland NV	13,546	580
AMG Advanced Metallurgical Group NV	9,003	403
Randstad Holding NV	4,694	309
Van Lanschot Kempen NV	8,034	255
BE Semiconductor Industries NV	2,282	234
NSI NV	2,887	121
Koninklijke Volkerwessels NV	4,188	115
Kendrion NV	2,335	95
Eurocastle Investment Ltd.	5,707	58
Vastned Retail NV	871	41
KAS Bank NV	2,615	34
*	ICT Group NV	1,498	27
60,932
New Zealand (0.1%)
*	a2 Milk Co. Ltd.	99,037	881
Spark New Zealand Ltd.	337,603	818
SKY Network Television Ltd.	426,714	709
Air New Zealand Ltd.	68,374	160
PGG Wrightson Ltd.	38,951	17
2,585
Norway (0.4%)
Schibsted ASA Class B	337,322	8,573
Schibsted ASA Class A	293,844	8,252
Statoil ASA	45,077	1,068
*	BW Offshore Ltd.	183,783	1,011
*	DNO ASA	520,031	819
DNB ASA	39,475	770
SpareBank 1 Nord Norge	21,914	174
*	Odfjell Drilling Ltd.	39,937	163
Aker ASA	2,298	131
Atea ASA	6,653	108
21,069
Other (0.3%)
4	Vanguard FTSE Emerging Markets ETF	384,936	18,084

Peru (0.0%)
Cia de Minas Buenaventura SAA ADR	75,457	1,149

Philippines (0.0%)
PLDT Inc.	26,900	764
Lopez Holdings Corp.	2,858,149	283
San Miguel Corp.	104,640	270
Petron Corp.	706,200	125
1,442
Poland (0.1%)
Grupa Lotos SA	219,952	3,398
Polski Koncern Naftowy ORLEN SA	73,601	1,812
LPP SA	50	128
*	Impexmetal SA	51,625	67
5,405
Portugal (0.0%)
Mota-Engil SGPS SA	18,138	73
Altri SGPS SA	8,793	59
Semapa-Sociedade de Investimento e Gestao	1,324	30
162
Qatar (0.0%)
Ooredoo QPSC	27,036	613
Qatar International Islamic Bank QSC	26,807	369

13

Vanguard® Global Equity Fund
Schedule of Investments
March 31, 2018

		Market
		Value
	Shares	($000)
Qatar National Bank QPSC	9,750	349
Doha Bank QPSC	30,301	225
Qatar Fuel QSC	5,219	157
		1,713
Russia (0.9%)
Sberbank of Russia PJSC ADR	1,624,113	30,332
* Yandex NV Class A	316,190	12,474
PhosAgro PJSC GDR	141,847	2,063
* Global Ports Investments plc GDR	504,685	1,948
Globaltrans Investment plc GDR	128,745	1,527
Lukoil PJSC ADR	20,620	1,423
Magnit PJSC	15,854	1,283
* Mail Ru Group GDR	16,117	565
O'Key Group SA GDR	169,852	344
Tatneft PJSC ADR	2,312	146
		52,105
Singapore (0.6%)
DBS Group Holdings Ltd.	807,800	17,040
Venture Corp. Ltd.	168,400	3,637
United Overseas Bank Ltd.	162,800	3,433
Great Eastern Holdings Ltd.	111,900	2,536
Oversea-Chinese Banking Corp. Ltd.	209,600	2,065
* Delfi Ltd.	821,800	921
Haw Par Corp. Ltd.	86,941	832
GL Ltd.	742,500	443
United Industrial Corp. Ltd.	103,900	258
* Heeton Holdings Ltd.	326,200	142
Hi-P International Ltd.	65,200	115
* AEM Holdings Ltd.	10,800	58
* Memtech International Ltd.	38,800	51
Golden Energy & Resources Ltd.	107,600	31
		31,562
South Africa (1.9%)
Naspers Ltd.	311,854	76,391
Sappi Ltd.	1,141,507	7,352
MTN Group Ltd.	565,490	5,729
Exxaro Resources Ltd.	392,193	3,614
Standard Bank Group Ltd.	141,894	2,624
Telkom SA SOC Ltd.	581,641	2,611
Barloworld Ltd.	94,005	1,321
Old Mutual plc	356,080	1,217
Cie Financiere Richemont SA (Johannesburg Shares)	128,599	1,160
Anglo American Platinum Ltd.	40,683	1,114
* Grindrod Ltd.	728,227	847
Tiger Brands Ltd.	23,923	751
JSE Ltd.	47,028	739
Tsogo Sun Holdings Ltd.	362,377	714
MMI Holdings Ltd.	342,354	636
Reunert Ltd.	101,022	636
Wilson Bayly Holmes-Ovcon Ltd.	37,095	487
* Super Group Ltd.	86,136	262
Merafe Resources Ltd.	1,538,151	191
MiX Telematics Ltd. ADR	9,884	154
Astral Foods Ltd.	3,412	90
Absa Bank Ltd. Preference Shares	967	57
		108,697
South Korea (3.0%)
Samsung Electronics Co. Ltd.	21,653	50,459
SK Hynix Inc.	426,090	32,631
Samsung Electronics Co. Ltd. GDR	21,458	24,644
LG Electronics Inc.	200,932	20,705
LG Display Co. Ltd.	455,817	11,123
Shinhan Financial Group Co. Ltd.	124,925	5,320

14

Vanguard® Global Equity Fund
Schedule of Investments
March 31, 2018

			Market
			Value
		Shares	($000)
	Samsung Fire & Marine Insurance Co. Ltd.	12,729	3,209
	KT Corp.	98,618	2,536
	Hyundai Motor Co.	15,837	2,141
	Hyundai Elevator Co. Ltd.	27,056	2,026
	LG Corp.	23,005	1,887
	Hana Financial Group Inc.	34,206	1,469
	SK Innovation Co. Ltd.	7,241	1,435
	Lotte Shopping Co. Ltd.	6,342	1,404
	POSCO	4,021	1,270
	Hanwha Chemical Corp.	45,431	1,269
	S-1 Corp.	13,915	1,256
	Hite Jinro Co. Ltd.	43,615	918
	CJ O Shopping Co. Ltd.	4,235	893
	GS Home Shopping Inc.	4,493	795
	KT Corp. ADR	38,841	532
	Poongsan Corp.	12,087	439
	Asia Cement Co. Ltd.	3,859	347
	Douzone Bizon Co. Ltd.	6,129	343
	LG Uplus Corp.	27,790	323
	JB Financial Group Co. Ltd.	35,413	203
	Dongkuk Steel Mill Co. Ltd.	19,523	189
	KISCO Corp.	5,566	185
	Visang Education Inc.	18,447	175
	DGB Financial Group Inc.	13,547	149
	Hyundai Telecommunication Co. Ltd.	10,288	120
	Silicon Works Co. Ltd.	3,199	115
	Huvis Corp.	10,796	111
*	YeaRimDang Publishing Co. Ltd.	10,877	102
	Spigen Korea Co. Ltd.	2,040	98
	iMarketKorea Inc.	8,406	79
	Seohan Co. Ltd.	34,322	74
*	YAS Co. Ltd.	3,219	72
	Daewon Co. Ltd.	5,602	63
	Posco M-Tech Co. Ltd.	19,615	60
	LF Corp.	2,318	58
	Daewon San Up Co. Ltd.	7,868	53
	ESTec Corp.	4,601	45
	KyungDong City Gas Co. Ltd.	1,239	45
	Korea United Pharm Inc.	1,646	43
	Zeus Co. Ltd.	2,810	41
	Interpark Holdings Corp.	11,428	39
	Telechips Inc.	3,026	38
	LOTTE Fine Chemical Co. Ltd.	484	32
*	NOROO Paint & Coatings Co. Ltd.	3,882	29
	e-Credible Co. Ltd.	2,156	29
*	Heng Sheng Holding Group Ltd.	15,242	28
			171,649
Spain (0.5%)
*	ACS Actividades de Construccion y Servicios SA	462,936	18,062
	Distribuidora Internacional de Alimentacion SA	1,414,167	6,007
	Ence Energia y Celulosa SA	251,404	1,896
*	Bankia SA	298,755	1,339
	Viscofan SA	18,184	1,257
	Acerinox SA	62,860	878
	Amadeus IT Group SA	9,171	678
	Mediaset Espana Comunicacion SA	50,880	518
	Banco Santander SA	42,336	276
*,2	Gestamp Automocion SA	27,721	226
	Grifols SA	3,923	111
*	eDreams ODIGEO SA	15,797	75
	Cia de Distribucion Integral Logista Holdings SA	3,170	67
			31,390
Sweden (1.0%)
	Atlas Copco AB Class B	608,315	23,678

15

Vanguard® Global Equity Fund
Schedule of Investments
March 31, 2018

		Market
		Value
	Shares	($000)
Svenska Handelsbanken AB Class A	1,620,270	20,329
Assa Abloy AB Class B	171,219	3,717
Sandvik AB	99,164	1,820
Millicom International Cellular SA	15,702	1,072
Nordea Bank AB	84,283	900
Swedish Match AB	18,678	849
Modern Times Group MTG AB Class B	18,655	758
Kindred Group plc	36,965	506
Nolato AB Class B	6,897	504
Securitas AB Class B	13,213	225
Oriflame Holding AG	4,593	220
Clas Ohlson AB	11,081	121
* Tethys Oil AB	14,312	115
Saab AB Class B	2,405	109
* Paradox Interactive AB	4,461	67
* Momentum Group AB Class B	5,028	61
* Sectra AB Class B	1,447	30
* Beijer Ref AB	691	29
* Orexo AB	3,676	17
		55,127
Switzerland (2.1%)
Cie Financiere Richemont SA	299,081	26,866
Schindler Holding AG	103,396	22,302
Nestle SA	272,982	21,611
Novartis AG	152,443	12,333
OC Oerlikon Corp. AG	605,523	10,698
Roche Holding AG	45,643	10,469
Geberit AG	15,005	6,636
Adecco Group AG	31,859	2,270
UBS Group AG	101,573	1,788
Logitech International SA	39,874	1,462
Georg Fischer AG	781	1,046
DKSH Holding AG	11,506	935
Sonova Holding AG	5,858	931
Vontobel Holding AG	6,876	426
Swissquote Group Holding SA	6,650	404
Valora Holding AG	1,010	346
Bucher Industries AG	787	329
Barry Callebaut AG	142	278
Helvetia Holding AG	441	263
ams AG	1,511	158
* Liechtensteinische Landesbank AG	1,819	103
Belimo Holding AG	22	89
Bobst Group SA	709	78
* Jungfraubahn Holding AG	236	36
* Tornos Holding AG	2,375	33
Siegfried Holding AG	95	32
		121,922
Taiwan (2.1%)
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	1,356,486	59,360
United Microelectronics Corp.	17,405,000	9,218
Taiwan Semiconductor Manufacturing Co. Ltd.	1,079,577	9,175
* HTC Corp.	2,415,000	5,578
Yungtay Engineering Co. Ltd.	1,517,000	2,893
Chroma ATE Inc.	429,000	2,674
Formosa Petrochemical Corp.	614,000	2,530
Delta Electronics Inc.	447,488	2,013
Wistron Corp.	2,207,338	1,914
Teco Electric and Machinery Co. Ltd.	2,255,190	1,881
HannStar Display Corp.	5,103,000	1,778
Tripod Technology Corp.	525,000	1,775
PChome Online Inc.	292,510	1,636
Compeq Manufacturing Co. Ltd.	1,474,000	1,536
Holtek Semiconductor Inc.	509,000	1,386

16

Vanguard® Global Equity Fund
Schedule of Investments
March 31, 2018

		Market
		Value
	Shares	($000)
Simplo Technology Co. Ltd.	184,000	1,185
Taiwan Business Bank	3,384,000	1,014
* TPK Holding Co. Ltd.	340,000	859
Cheng Uei Precision Industry Co. Ltd.	600,000	850
Gigabyte Technology Co. Ltd.	348,000	826
Primax Electronics Ltd.	359,000	802
Acter Co. Ltd.	76,000	592
Global Brands Manufacture Ltd.	1,357,000	591
AU Optronics Corp.	1,154,000	539
Greatek Electronics Inc.	259,000	497
TOPBI International Holdings Ltd.	130,000	459
Taiwan Surface Mounting Technology Corp.	392,000	380
* Edom Technology Co. Ltd.	576,000	368
Giant Manufacturing Co. Ltd.	63,327	335
Huaku Development Co. Ltd.	133,000	330
Taiflex Scientific Co. Ltd.	203,000	302
Holy Stone Enterprise Co. Ltd.	66,000	300
Feedback Technology Corp.	65,100	288
* Mercuries Life Insurance Co. Ltd.	483,000	258
* Winstek Semiconductor Co. Ltd.	178,000	238
Youngtek Electronics Corp.	116,000	238
Topoint Technology Co. Ltd.	308,000	218
* YFY Inc.	467,000	210
* Nichidenbo Corp.	101,000	184
Ardentec Corp.	133,000	176
Lite-On Semiconductor Corp.	117,000	172
Sinon Corp.	288,000	170
Farglory Land Development Co. Ltd.	148,000	168
Wah Lee Industrial Corp.	83,000	166
Globe Union Industrial Corp.	224,000	159
Compal Electronics Inc.	221,000	152
Coretronic Corp.	100,000	150
Shanghai Commercial & Savings Bank Ltd.	114,814	136
* LCY Technology Corp.	106,000	124
* Sysage Technology Co. Ltd.	105,000	118
Sirtec International Co. Ltd.	83,000	115
* Champion Building Materials Co. Ltd.	366,000	105
Central Reinsurance Co. Ltd.	150,000	98
Asia Vital Components Co. Ltd.	86,000	87
* Creative Sensor Inc.	87,000	82
Yungshin Construction & Development Co. Ltd.	71,000	81
Unizyx Holding Corp.	158,000	77
Ability Enterprise Co. Ltd.	109,000	73
Sanyang Motor Co. Ltd.	95,000	70
Masterlink Securities Corp.	218,000	69
Thye Ming Industrial Co. Ltd.	49,000	68
* Ho Tung Chemical Corp.	219,000	65
King's Town Bank Co. Ltd.	50,000	64
Excelsior Medical Co. Ltd.	38,000	63
* GrandTech CG Systems Inc.	33,000	59
Wowprime Corp.	13,000	58
Stark Technology Inc.	44,800	56
Union Bank Of Taiwan	169,000	55
Hotung Investment Holdings Ltd.	35,800	55
* Lion Travel Service Co. Ltd.	13,000	54
Raydium Semiconductor Corp.	26,941	54
Pegatron Corp.	21,000	53
* Planet Technology Corp.	22,000	48
Sheng Yu Steel Co. Ltd.	49,000	46
Advancetek Enterprise Co. Ltd.	61,564	42
Grand Ocean Retail Group Ltd.	51,000	41
* Yuanta Futures Co. Ltd.	24,000	37
Audix Corp.	23,000	34
* Quintain Steel Co. Ltd.	88,000	33

17

Vanguard® Global Equity Fund
Schedule of Investments
March 31, 2018

		Market
		Value
	Shares	($000)
Nien Hsing Textile Co. Ltd.	37,000	32
* Taita Chemical Co. Ltd.	61,000	24
* Mildef Crete Inc.	13,000	24
* Harvatek Corp.	28,500	21
Airmate Cayman International Co. Ltd.	23,000	19
* Group Up Industrial Co. Ltd.	7,000	17
Hon Hai Precision Industry Co. Ltd.	717	2
		120,882
Thailand (0.4%)
* PTT PCL	241,700	4,254
Bangkok Bank PCL (Foreign)	454,600	3,118
PTT PCL NVDR	126,000	2,217
Star Petroleum Refining PCL	4,223,100	2,207
Thai Oil PCL NVDR	544,100	1,584
Banpu PCL	2,226,900	1,417
PTT Exploration & Production PCL	265,400	980
Kasikornbank PCL (Foreign)	142,600	973
IRPC PCL	3,127,600	728
* PTT Exploration and Production PCL (Local)	184,400	681
BEC World PCL (Foreign)	1,455,100	588
* Esso Thailand PCL	1,032,600	587
* Thai Oil PCL	122,100	356
Padaeng Industry PCL	376,000	332
Sansiri PCL	5,822,000	310
Siamgas & Petrochemicals PCL	329,100	309
Lanna Resources PCL	554,100	270
Siamgas & Petrochemicals PCL NVDR	285,000	268
Susco PCL	2,240,100	258
* Bangchak Corp. PCL	214,100	252
KGI Securities Thailand PCL	680,200	103
TTW PCL	205,300	79
Sena Development PCL	420,300	57
Lanna Resources PCL NVDR	69,700	34
Thitikorn PCL	50,300	22
* Tata Steel Thailand PCL	560,300	15
		21,999
Turkey (0.3%)
* Turk Hava Yollari AO	1,217,421	5,995
Tupras Turkiye Petrol Rafinerileri AS	132,678	3,704
Turkiye Garanti Bankasi AS	1,179,505	3,263
* Tekfen Holding AS	556,564	2,400
Ulker Biskuvi Sanayi AS	163,591	910
Trakya Cam Sanayii AS	395,654	513
Indeks Bilgisayar Sistemleri Muhendislik Sanayi ve Ticaret AS	111,175	408
Anadolu Cam Sanayii AS	390,128	340
* Ozak Gayrimenkul Yatirim Ortakligi	297,984	189
* Yatas Yatak ve Yorgan Sanayi ve Ticaret AS	15,517	135
* Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS	37,582	38
		17,895
United Arab Emirates (0.0%)
* Emirates NBD PJSC	341,315	1,000
Air Arabia PJSC	513,843	160
* Ras Al Khaimah Ceramics	38,273	26
		1,186
United Kingdom (3.8%)
Prudential plc	2,536,608	63,409
Reckitt Benckiser Group plc	199,093	16,871
Hays plc	4,705,269	12,443
Spectris plc	281,115	10,641
WPP plc	361,770	5,750
GlaxoSmithKline plc	272,390	5,292
Intertek Group plc	69,699	4,562
SSP Group plc	439,066	3,771

18

Vanguard® Global Equity Fund
Schedule of Investments
March 31, 2018

		Market
		Value
	Shares	($000)
Rightmove plc	59,232	3,616
Compass Group plc	172,765	3,530
BP plc	497,464	3,350
Unilever plc	52,450	2,915
Bunzl plc	98,381	2,894
Standard Chartered plc	282,215	2,826
TUI AG (London Shares)	126,554	2,717
Diageo plc	78,493	2,655
RELX NV	124,993	2,572
2 Auto Trader Group plc	501,329	2,468
2 Merlin Entertainments plc	506,940	2,467
NEX Group plc	158,551	2,185
HomeServe plc	206,904	2,145
Anglo American plc Ordinary Shares	91,007	2,128
Ferrexpo plc	619,463	2,126
3i Group plc	175,495	2,119
Barclays plc	724,618	2,116
Rolls-Royce Holdings plc	162,684	1,993
Glencore plc	387,111	1,926
BAE Systems plc	232,753	1,901
Experian plc	87,622	1,893
DCC plc	19,135	1,763
G4S plc	489,762	1,708
Antofagasta plc	127,762	1,654
Thomas Cook Group plc	931,192	1,546
2 ConvaTec Group plc	547,607	1,532
WH Smith plc	55,734	1,525
Carnival plc	23,203	1,495
Admiral Group plc	55,840	1,446
Lloyds Banking Group plc	1,540,994	1,400
Rio Tinto plc	26,800	1,361
ITV plc	667,497	1,352
Royal Dutch Shell plc Class A	42,357	1,351
Pagegroup plc	171,898	1,295
IG Group Holdings plc	109,237	1,224
Royal Dutch Shell plc Class B	37,311	1,202
Informa plc	113,551	1,146
BGEO Group plc	20,422	1,020
BHP Billiton plc	49,512	977
* Just Eat plc	98,599	967
GVC Holdings plc	74,607	963
easyJet plc	41,987	947
Dart Group plc	79,149	926
Daily Mail & General Trust plc	96,854	878
St. James's Place plc	57,304	875
International Personal Finance plc	262,756	846
* Serco Group plc	666,410	825
Tesco plc	259,313	749
Sky plc	38,717	705
Hansteen Holdings plc	362,773	650
Inchcape plc	63,505	616
Jupiter Fund Management plc	90,150	597
Vodafone Group plc	199,031	545
Moneysupermarket.com Group plc	129,231	520
^ Provident Financial plc	52,780	505
Abcam plc	28,794	501
National Grid plc	40,471	455
Devro plc	165,249	454
John Wood Group plc	59,580	452
British American Tobacco plc	7,620	442
Playtech plc	37,369	385
Pets at Home Group plc	152,779	363
Stagecoach Group plc	189,436	351
Capita plc	167,241	338

19

Vanguard® Global Equity Fund
Schedule of Investments
March 31, 2018

			Market
			Value
		Shares	($000)
	Smith & Nephew plc	17,429	326
	JD Sports Fashion plc	69,058	325
2	Non-Standard Finance plc	337,398	300
	Barratt Developments plc	38,353	286
	Imperial Brands plc	7,923	270
	Close Brothers Group plc	12,765	257
	Softcat plc	26,523	254
	Dechra Pharmaceuticals plc	6,393	236
	National Express Group plc	43,312	235
	Rotork plc	56,522	226
	Advanced Medical Solutions Group plc	46,261	206
	Games Workshop Group plc	6,244	203
*	Provident Financial plc Rights Exp. 04/09/18	37,385	195
2	McCarthy & Stone plc	82,383	167
	Petrofac Ltd.	22,327	159
	IMI plc	9,730	148
	Computacenter plc	8,735	141
	Stock Spirits Group plc	35,491	124
	SThree plc	26,014	118
*	Rhythmone Dummy Line	46,447	114
	Croda International plc	1,520	98
	Millennium & Copthorne Hotels plc	11,598	87
	Britvic plc	9,102	87
	Morgan Sindall Group plc	4,856	80
	Gocompare.Com Group plc	47,701	75
2	ZPG plc	15,125	71
	FDM Group Holdings plc	4,314	62
	Vertu Motors plc	93,374	57
	Redrow plc	5,672	47
	Taptica international Ltd.	10,144	45
	Helical plc	6,190	28
	U & I Group plc	9,834	27
			221,187
United States (48.2%)
Consumer Discretionary (7.1%)
*	Amazon.com Inc.	71,867	104,016
	Royal Caribbean Cruises Ltd.	300,110	35,335
	Home Depot Inc.	174,951	31,183
	Walt Disney Co.	290,263	29,154
	Comcast Corp. Class A	686,504	23,458
*	Booking Holdings Inc.	9,942	20,683
*	NVR Inc.	6,928	19,398
	McDonald's Corp.	108,634	16,988
*,^	Tesla Inc.	49,965	13,297
	Omnicom Group Inc.	178,105	12,943
	New York Times Co. Class A	496,718	11,971
*	Netflix Inc.	39,283	11,602
*	CarMax Inc.	158,895	9,842
^	Harley-Davidson Inc.	188,660	8,090
	TJX Cos. Inc.	82,744	6,749
	Time Warner Inc.	69,492	6,573
	Thor Industries Inc.	55,409	6,381
	Nutrisystem Inc.	221,888	5,980
*	Deckers Outdoor Corp.	46,134	4,153
*	Ulta Beauty Inc.	20,155	4,117
	Wolverine World Wide Inc.	133,102	3,847
*	Penn National Gaming Inc.	137,418	3,609
	PetMed Express Inc.	77,011	3,215
	Williams-Sonoma Inc.	59,521	3,140
*	AutoZone Inc.	4,553	2,954
*	TripAdvisor Inc.	58,658	2,399
	KB Home	66,256	1,885
	John Wiley & Sons Inc. Class A	20,186	1,286
*	Hilton Grand Vacations Inc.	28,222	1,214

20

Vanguard® Global Equity Fund
Schedule of Investments
March 31, 2018

			Market
			Value
		Shares	($000)
*	Michael Kors Holdings Ltd.	18,399	1,142
	Marriott Vacations Worldwide Corp.	7,803	1,039
*	tronc Inc.	54,752	899
	BJ's Restaurants Inc.	18,451	828
	Movado Group Inc.	12,249	470
*	K12 Inc.	33,139	470
*	Pinnacle Entertainment Inc.	13,979	421
*	American Public Education Inc.	9,501	409
*	Stoneridge Inc.	13,224	365
	Oxford Industries Inc.	4,346	324
	Rocky Brands Inc.	14,203	305
*	MSG Networks Inc.	12,493	282
	New Media Investment Group Inc.	15,376	264
*	Tropicana Entertainment Inc.	4,248	231
	Steven Madden Ltd.	3,796	167
	Choice Hotels International Inc.	1,864	149
*,^	Lee Enterprises Inc.	74,783	146
	Tilly's Inc. Class A	12,621	143
	Hamilton Beach Brands Holding Co. Class A	2,766	59
	Johnson Outdoors Inc. Class A	893	55
*	Taylor Morrison Home Corp. Class A	2,341	55
	Citi Trends Inc.	1,406	43
	MDC Holdings Inc.	850	24
			413,752
Consumer Staples (5.0%)
	Coca-Cola Co.	1,289,596	56,007
	Procter & Gamble Co.	577,595	45,792
	PepsiCo Inc.	356,538	38,916
	Estee Lauder Cos. Inc. Class A	244,561	36,616
	Hershey Co.	287,443	28,445
	Archer-Daniels-Midland Co.	441,372	19,142
	Colgate-Palmolive Co.	251,895	18,056
	Bunge Ltd.	186,141	13,763
	Costco Wholesale Corp.	43,664	8,228
	Kimberly-Clark Corp.	49,413	5,442
	Sanderson Farms Inc.	45,298	5,392
*	Blue Buffalo Pet Products Inc.	116,512	4,638
	Walmart Inc.	35,632	3,170
	National Beverage Corp.	28,869	2,570
*	US Foods Holding Corp.	43,575	1,428
	Medifast Inc.	15,177	1,418
			289,023
Energy (1.3%)
	EOG Resources Inc.	223,008	23,476
	Apache Corp.	581,600	22,380
	HollyFrontier Corp.	284,758	13,913
	National Oilwell Varco Inc.	240,191	8,841
	Exxon Mobil Corp.	65,189	4,864
	Arch Coal Inc. Class A	15,182	1,395
*	Par Pacific Holdings Inc.	23,692	407
	TechnipFMC plc	7,460	217
	Hallador Energy Co.	20,104	138
*	CONSOL Energy Inc.	3,647	106
	NACCO Industries Inc. Class A	1,383	46
	Adams Resources & Energy Inc.	96	4
			75,787
Financials (8.7%)
*	Berkshire Hathaway Inc. Class B	289,927	57,835
	Moody's Corp.	279,879	45,144
	JPMorgan Chase & Co.	359,936	39,582
*	Markel Corp.	26,171	30,627
	Travelers Cos. Inc.	210,928	29,289
	US Bancorp	451,586	22,805

21

Vanguard® Global Equity Fund
Schedule of Investments
March 31, 2018

			Market
			Value
		Shares	($000)
	First Republic Bank	241,704	22,384
	Arthur J Gallagher & Co.	297,286	20,432
	TD Ameritrade Holding Corp.	305,894	18,118
	Aflac Inc.	411,864	18,023
	MarketAxess Holdings Inc.	81,815	17,790
	Wells Fargo & Co.	334,405	17,526
	Loews Corp.	351,226	17,466
	Voya Financial Inc.	300,910	15,196
	American Express Co.	158,422	14,778
	Leucadia National Corp.	590,604	13,424
	Interactive Brokers Group Inc.	184,605	12,413
*,^	LendingTree Inc.	36,019	11,820
	Chubb Ltd.	84,896	11,611
	Validus Holdings Ltd.	124,684	8,410
	SEI Investments Co.	111,201	8,330
	Hartford Financial Services Group Inc.	160,427	8,265
	Alleghany Corp.	11,844	7,277
	Federated Investors Inc. Class B	152,979	5,110
	T. Rowe Price Group Inc.	45,039	4,863
	Willis Towers Watson plc	22,978	3,497
	RenaissanceRe Holdings Ltd.	23,018	3,188
	M&T Bank Corp.	16,784	3,094
	Axis Capital Holdings Ltd.	49,763	2,865
	Reinsurance Group of America Inc. Class A	15,299	2,356
	MSCI Inc. Class A	12,186	1,821
	CNA Financial Corp.	30,622	1,511
	First Citizens BancShares Inc. Class A	3,082	1,274
	Piper Jaffray Cos.	11,434	950
	First American Financial Corp.	15,874	932
	Houlihan Lokey Inc. Class A	17,212	768
	Lazard Ltd. Class A	12,685	667
	Evercore Inc. Class A	6,924	604
	Cadence BanCorp Class A	11,270	307
	Timberland Bancorp Inc.	5,105	155
	State Bank Financial Corp.	4,398	132
	BankFinancial Corp.	7,384	125
*	GSV Capital Corp.	7,535	57
	WTB Financial Corp. Class B	139	47
	Two River Bancorp	2,084	38
	FS Bancorp Inc.	567	30
	TPG Specialty Lending Inc.	30	1
			502,937
Health Care (8.8%)
	Anthem Inc.	212,186	46,617
	Johnson & Johnson	324,669	41,606
*	Waters Corp.	203,516	40,428
*	WellCare Health Plans Inc.	155,332	30,077
	Humana Inc.	97,150	26,117
*	Mettler-Toledo International Inc.	43,043	24,751
	Merck & Co. Inc.	437,734	23,843
	Bruker Corp.	742,549	22,217
	Thermo Fisher Scientific Inc.	102,014	21,062
*	Charles River Laboratories International Inc.	197,111	21,040
*	Myriad Genetics Inc.	680,386	20,105
	ResMed Inc.	201,776	19,869
*	PRA Health Sciences Inc.	213,084	17,677
*	Emergent BioSolutions Inc.	318,284	16,758
*	United Therapeutics Corp.	143,804	16,158
*	ABIOMED Inc.	52,385	15,244
*	Centene Corp.	142,623	15,242
*	Seattle Genetics Inc.	279,918	14,651
*	Alnylam Pharmaceuticals Inc.	85,961	10,238
*	Corcept Therapeutics Inc.	510,301	8,394
*	Bio-Rad Laboratories Inc. Class A	27,377	6,846

22

Vanguard® Global Equity Fund
Schedule of Investments
March 31, 2018

			Market
			Value
		Shares	($000)
	Bristol-Myers Squibb Co.	105,972	6,703
	Baxter International Inc.	93,678	6,093
*	Globus Medical Inc.	108,473	5,404
*	Supernus Pharmaceuticals Inc.	101,264	4,638
	Cigna Corp.	24,791	4,158
*	Enanta Pharmaceuticals Inc.	40,329	3,263
*	PDL BioPharma Inc.	894,620	2,630
	Zoetis Inc.	25,757	2,151
	Chemed Corp.	7,136	1,947
*	Haemonetics Corp.	24,395	1,785
*	Lantheus Holdings Inc.	93,767	1,491
*	Medpace Holdings Inc.	39,314	1,372
*	Concert Pharmaceuticals Inc.	54,886	1,257
*	Orthofix International NV	16,499	970
	Luminex Corp.	36,163	762
*	Triple-S Management Corp. Class B	28,538	746
*	Cutera Inc.	14,121	710
*	AMAG Pharmaceuticals Inc.	33,281	671
	HCA Healthcare Inc.	4,527	439
*	Palatin Technologies Inc.	328,803	358
	Phibro Animal Health Corp. Class A	7,849	312
	Abaxis Inc.	4,162	294
*	ChemoCentryx Inc.	19,084	260
*	Vericel Corp.	12,272	122
*	RadNet Inc.	8,307	120
*	MEI Pharma Inc.	49,908	103
*	CytomX Therapeutics Inc.	3,610	103
*	Juniper Pharmaceuticals Inc.	7,284	74
*	Applied Genetic Technologies Corp.	15,032	58
*	Five Star Senior Living Inc.	26,481	34
			507,968
Industrials (3.7%)
	CH Robinson Worldwide Inc.	271,932	25,483
	ManpowerGroup Inc.	221,278	25,469
*	Verisk Analytics Inc. Class A	177,108	18,419
	Wabtec Corp.	164,859	13,420
*	SiteOne Landscape Supply Inc.	167,075	12,872
	United Parcel Service Inc. Class B	117,487	12,296
	Lincoln Electric Holdings Inc.	129,711	11,668
	3M Co.	52,061	11,428
	Union Pacific Corp.	76,903	10,338
*	Kirby Corp.	133,748	10,292
	United Technologies Corp.	79,177	9,962
	Fastenal Co.	120,740	6,591
*	Stericycle Inc.	109,290	6,397
*,^	NOW Inc.	542,341	5,543
*	Clean Harbors Inc.	99,530	4,858
*	TriNet Group Inc.	97,017	4,494
	Expeditors International of Washington Inc.	70,062	4,435
	Raytheon Co.	18,598	4,014
	PACCAR Inc.	60,543	4,006
	Kelly Services Inc. Class A	93,916	2,727
*	Vectrus Inc.	52,706	1,963
*	On Assignment Inc.	10,088	826
	Alamo Group Inc.	5,608	616
	Kimball International Inc. Class B	35,142	599
	H&E Equipment Services Inc.	15,476	596
	Marten Transport Ltd.	24,164	551
	Hillenbrand Inc.	6,472	297
	Boeing Co.	741	243
	Kforce Inc.	8,776	237
*	FTI Consulting Inc.	3,762	182
*	Nexeo Solutions Inc.	16,640	178
	Herman Miller Inc.	3,109	99

23

Vanguard® Global Equity Fund
Schedule of Investments
March 31, 2018

			Market
			Value
		Shares	($000)
	Insperity Inc.	1,271	88
	Waste Management Inc.	961	81
*	TrueBlue Inc.	2,787	72
	BG Staffing Inc.	3,574	68
	ArcBest Corp.	1,355	43
*,3	Sun-Times Media Group Inc. Class A	130,959	—
			211,451
Information Technology (11.5%)
*	Alphabet Inc. Class C	60,017	61,925
*	Alphabet Inc. Class A	58,317	60,483
	Microsoft Corp.	631,059	57,597
	Apple Inc.	341,445	57,288
	Mastercard Inc. Class A	210,405	36,855
*	Facebook Inc. Class A	216,282	34,560
	Oracle Corp.	755,231	34,552
	Visa Inc. Class A	259,466	31,037
*,^	GrubHub Inc.	267,057	27,098
	Intel Corp.	459,715	23,942
	Lam Research Corp.	114,832	23,329
	Texas Instruments Inc.	174,333	18,112
	NVIDIA Corp.	66,642	15,434
	Teradyne Inc.	325,414	14,875
	Xilinx Inc.	164,966	11,917
	Accenture plc Class A	75,827	11,639
	Analog Devices Inc.	122,007	11,119
	Maxim Integrated Products Inc.	171,394	10,321
	Intuit Inc.	53,071	9,200
*	F5 Networks Inc.	62,195	8,994
*	Zillow Group Inc.	164,436	8,847
*	IPG Photonics Corp.	37,022	8,640
*	eBay Inc.	188,271	7,576
*	Fiserv Inc.	99,228	7,076
*	PayPal Holdings Inc.	92,043	6,983
	Total System Services Inc.	73,814	6,367
*,^	Advanced Micro Devices Inc.	617,416	6,205
	Paychex Inc.	97,932	6,032
	Dolby Laboratories Inc. Class A	92,662	5,890
	Broadridge Financial Solutions Inc.	37,917	4,159
*	Red Hat Inc.	27,325	4,085
*	Fair Isaac Corp.	24,088	4,080
*	Ultimate Software Group Inc.	15,479	3,772
*	Zillow Group Inc. Class A	67,906	3,667
*	ANSYS Inc.	20,776	3,255
*	Adobe Systems Inc.	12,582	2,719
*	Tech Data Corp.	31,550	2,686
	Progress Software Corp.	52,857	2,032
*	CACI International Inc. Class A	13,044	1,974
*	Cadence Design Systems Inc.	46,906	1,725
*	Manhattan Associates Inc.	31,166	1,305
	Genpact Ltd.	37,418	1,197
*	Arista Networks Inc.	3,930	1,003
	Pegasystems Inc.	15,704	952
*	Sykes Enterprises Inc.	25,075	726
	ManTech International Corp. Class A	9,742	540
*	NETGEAR Inc.	9,212	527
*	QuinStreet Inc.	35,367	452
*	CommerceHub Inc.	19,725	444
*	Care.com Inc.	26,963	439
	FLIR Systems Inc.	7,821	391
	Systemax Inc.	11,464	327
*	EPAM Systems Inc.	2,656	304
*	Syntel Inc.	9,652	246
*	Vishay Precision Group Inc.	4,597	143
*	Rosetta Stone Inc.	10,197	134

24

Vanguard® Global Equity Fund
Schedule of Investments
March 31, 2018

					Market
					Value
				Shares	($000)
*	Aerohive Networks Inc.			22,209	90
	TransAct Technologies Inc.			3,048	40
*	Computer Task Group Inc.			3,825	31
*	IAC/InterActiveCorp			161	25
*	Electro Scientific Industries Inc.			327	6
*	eGain Corp.			331	3
					667,372
Materials (1.4%)
	Praxair Inc.			185,900	26,825
	Martin Marietta Materials Inc.			76,018	15,759
	PPG Industries Inc.			99,780	11,136
	Warrior Met Coal Inc.			307,299	8,607
*	Axalta Coating Systems Ltd.			214,087	6,463
	Domtar Corp.			110,055	4,682
	Louisiana-Pacific Corp.			78,831	2,268
	Kronos Worldwide Inc.			91,113	2,059
	Boise Cascade Co.			42,367	1,635
	Schnitzer Steel Industries Inc.			34,688	1,122
	Mercer International Inc.			68,778	856
*	Resolute Forest Products Inc.			79,381	659
*	Verso Corp.			35,268	594
	Core Molding Technologies Inc.			4,861	87
					82,752
Real Estate (0.5%)
	Rayonier Inc.			332,473	11,696
*	Howard Hughes Corp.			71,184	9,904
	Weyerhaeuser Co.			146,301	5,121
	RMR Group Inc. Class A			25,902	1,812
*	Marcus & Millichap Inc.			28,663	1,034
	Xenia Hotels & Resorts Inc.			49,357	973
*	Newmark Group Inc. Class A			24,578	373
	HFF Inc. Class A			2,872	143
					31,056
Telecommunication Services (0.1%)
*	United States Cellular Corp.			34,865	1,401
	Telephone & Data Systems Inc.			48,156	1,350
*	Vonage Holdings Corp.			109,388	1,165
*	Alaska Communications Systems Group Inc.			16,518	30
					3,946
Utilities (0.1%)
*	Vistra Energy Corp.			231,802	4,828
					2,790,872

Total Common Stocks (Cost $4,281,904)					5,586,383

		Coupon

Temporary Cash Investments (3.9%)[1]
Money Market Fund (3.8%)
5,6	Vanguard Market Liquidity Fund	1.775%		2,216,790	221,679

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.1%)
7	United States Treasury Bill	1.602%	5/24/18	1,300	1,297
7	United States Treasury Bill	1.446%	5/31/18	3,790	3,780
7	United States Treasury Bill	1.482%	6/7/18	150	149

25

Vanguard® Global Equity Fund
Schedule of Investments
March 31, 2018

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
7 United States Treasury Bill	1.512%	6/28/18	600	598
				5,824
Total Temporary Cash Investments (Cost $227,525)				227,503
Total Investments (100.5%) (Cost $4,509,429)				5,813,886
Other Assets and Liabilities—Net (-0.5%)[6]				(28,988)
Net Assets (100%)				5,784,898

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $34,125,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 98.5% and 2.0%, respectively, of net assets.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2018, the aggregate value of these securities was $30,234,000, representing
0.5% of net assets.
3 Security value determined using significant unobservable inputs.
4 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
5 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
6 Includes $35,975,000 of collateral received for securities on loan.
7 Securities with a value of $5,500,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
NVDR—Non-Voting Depository Receipt.
REIT—Real Estate Investment Trust.

26

This page intentionally left blank

© 2018 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

SNA1292 052018

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated
Purchasers.

Not Applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers
concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.
(b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s
Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management
Investment Companies.

Not Applicable.

Item 13: Exhibits.

(a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of
1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD HORIZON FUNDS

By:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: May 17, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of
1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD HORIZON FUNDS

By:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: May 17, 2018

VANGUARD HORIZON FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: May 17, 2018

* By: /s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on January 18, 2018 see file Number 33-32216,
Incorporated by Reference.